Quarterly Holdings Report
for
Fidelity® Total International Index Fund
January 31, 2025
TI1-NPRT1-0425
1.9871052.108
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 4.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Aussie Broadband Ltd	110,416	268,892
Telstra Group Ltd	1,684,494	4,112,510
		4,381,402
Entertainment - 0.0%
EVT Ltd (b)	45,220	327,834
Interactive Media & Services - 0.1%
CAR Group Ltd	161,876	4,033,855
Domain Holdings Australia Ltd	127,065	214,360
REA Group Ltd	22,649	3,473,865
SEEK Ltd	153,977	2,164,880
		9,886,960
Media - 0.0%
Nine Entertainment Co Holdings Ltd	619,574	517,075
oOh!media Ltd	289,343	208,548
		725,623
TOTAL COMMUNICATION SERVICES		15,321,819

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Amotiv Ltd	63,258	421,032
ARB Corp Ltd	34,894	845,727
PWR Holdings Ltd	42,316	214,394
		1,481,153
Broadline Retail - 0.3%
Harvey Norman Holdings Ltd	235,435	753,545
Myer Holdings Ltd (c)	306,842	173,134
Wesfarmers Ltd	489,249	23,045,781
		23,972,460
Distributors - 0.0%
Bapcor Ltd	161,348	496,273
Diversified Consumer Services - 0.0%
G8 Education Ltd	405,744	350,273
IDP Education Ltd (b)	119,046	975,365
		1,325,638
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	243,206	11,308,992
Collins Foods Ltd	54,262	252,208
Corporate Travel Management Ltd (b)	56,465	534,859
Domino's Pizza Enterprises Ltd (b)	31,261	578,292
Flight Centre Travel Group Ltd	82,903	913,866
Jumbo Interactive Ltd	28,421	231,154
Lottery Corp/The	951,270	2,957,339
Tabcorp Holdings Ltd	983,694	410,769
WEB Travel Group Ltd (c)	167,054	523,406
		17,710,885
Household Durables - 0.0%
Breville Group Ltd	46,026	1,084,187
Specialty Retail - 0.0%
Accent Group Ltd	191,400	259,349
Eagers Automotive Ltd	72,667	577,620
JB Hi-Fi Ltd	47,663	2,973,760
Lovisa Holdings Ltd	27,654	493,290
Nick Scali Ltd	38,305	382,861
Premier Investments Ltd	42,617	624,242
Super Retail Group Ltd	72,769	701,063
Temple & Webster Group Ltd (c)	41,736	369,448
		6,381,633
TOTAL CONSUMER DISCRETIONARY		52,452,229

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	352,695	2,339,776
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	571,021	6,883,072
Endeavour Group Ltd/Australia	650,977	1,698,066
GrainCorp Ltd Class A	97,368	452,758
Metcash Ltd	493,343	963,828
Woolworths Group Ltd	525,135	9,873,336
		19,871,060
Food Products - 0.0%
Bega Cheese Ltd	129,335	462,689
Elders Ltd	122,885	541,374
Inghams Group Ltd	179,857	357,932
		1,361,995
TOTAL CONSUMER STAPLES		23,572,831

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	103,757	1,861,806
Beach Energy Ltd	682,124	639,516
Boss Energy Ltd (c)	188,642	379,766
Deep Yellow Ltd (c)	420,803	345,561
New Hope Corp Ltd	225,849	673,342
Paladin Energy Ltd (c)	123,918	672,763
Paladin Energy Ltd (Canada) (c)	64,349	349,783
Santos Ltd	1,388,806	6,013,470
Viva Energy Group Ltd (d)(e)	510,611	813,568
Whitehaven Coal Ltd	364,310	1,368,990
Woodside Energy Group Ltd	817,961	12,466,371
Yancoal Australia Ltd	172,138	686,179
		26,271,115
Financials - 1.7%
Banks - 1.3%
ANZ Group Holdings Ltd	1,279,516	24,161,847
Bank of Queensland Ltd	290,660	1,252,070
Bendigo & Adelaide Bank Ltd	246,304	2,066,942
Commonwealth Bank of Australia	722,610	71,308,783
Judo Capital Holdings Ltd (c)	359,032	444,311
National Australia Bank Ltd	1,322,400	32,586,122
Westpac Banking Corp	1,477,968	30,666,122
		162,486,197
Capital Markets - 0.2%
ASX Ltd	83,464	3,272,580
HMC Capital Ltd	117,031	679,595
HUB24 Ltd	36,042	1,784,338
Insignia Financial Ltd	240,085	652,529
Macquarie Group Ltd	155,220	22,962,096
Magellan Financial Group Ltd	81,406	524,436
Magellan Financial Group Ltd warrants 4/16/2027 (c)	4,999	324
Netwealth Group Ltd	54,549	1,054,467
Perpetual Ltd	54,511	720,013
Pinnacle Investment Management Group Ltd	64,140	1,005,648
		32,656,026
Consumer Finance - 0.0%
Credit Corp Group Ltd	32,386	308,976
FleetPartners Group Ltd (c)	127,100	220,896
Zip Co Ltd (c)	543,007	806,214
		1,336,086
Financial Services - 0.0%
AMP Ltd	1,125,746	1,240,357
Challenger Ltd	229,221	890,304
Helia Group Ltd	135,413	404,486
Washington H Soul Pattinson & Co Ltd	101,466	2,140,892
		4,676,039
Insurance - 0.2%
AUB Group Ltd	49,554	976,724
Insurance Australia Group Ltd	1,021,726	5,794,470
Medibank Pvt Ltd	1,206,089	2,973,873
nib holdings Ltd/Australia	216,696	771,252
QBE Insurance Group Ltd	648,077	8,365,221
Steadfast Group Ltd	458,290	1,646,377
Suncorp Group Ltd	545,887	6,998,837
		27,526,754
TOTAL FINANCIALS		228,681,102

Health Care - 0.2%
Biotechnology - 0.0%
Mesoblast Ltd (c)	433,606	843,350
Telix Pharmaceuticals Ltd (b)(c)	109,902	1,974,138
		2,817,488
Health Care Equipment & Supplies - 0.1%
Ansell Ltd	64,621	1,404,993
Cochlear Ltd	28,289	5,567,888
Nanosonics Ltd (c)	125,740	266,875
PolyNovo Ltd (c)	293,771	373,385
		7,613,141
Health Care Providers & Services - 0.1%
EBOS Group Ltd	66,946	1,500,129
Healius Ltd (c)	308,418	272,542
Ramsay Health Care Ltd	80,257	1,667,231
Sigma Healthcare Ltd	639,630	1,130,634
Sonic Healthcare Ltd	195,001	3,425,729
		7,996,265
Health Care Technology - 0.0%
Pro Medicus Ltd	24,984	4,275,659
Pharmaceuticals - 0.0%
Clarity Pharmaceuticals Ltd (c)	101,596	229,890
Neuren Pharmaceuticals Ltd (c)	52,126	462,364
		692,254
TOTAL HEALTH CARE		23,394,807

Industrials - 0.3%
Aerospace & Defense - 0.0%
Austal Ltd (c)	158,987	376,578
DroneShield Ltd (b)(c)(d)	383,511	158,517
		535,095
Commercial Services & Supplies - 0.1%
Brambles Ltd	599,691	7,328,519
Cleanaway Waste Management Ltd	970,767	1,662,225
Downer EDI Ltd	297,196	1,045,993
		10,036,737
Construction & Engineering - 0.0%
Johns Lyng Group Ltd (b)	108,254	247,907
Monadelphous Group Ltd	47,771	463,452
NRW Holdings Ltd	202,766	426,983
Ventia Services Group Pty Ltd	370,368	870,659
Worley Ltd	206,509	1,834,963
		3,843,964
Ground Transportation - 0.0%
Aurizon Holdings Ltd	811,182	1,641,687
Kelsian Group Ltd (b)	94,114	220,766
		1,862,453
Machinery - 0.0%
Silex Systems Ltd (b)(c)	87,709	332,548
Passenger Airlines - 0.0%
Qantas Airways Ltd (c)	335,509	1,944,229
Professional Services - 0.1%
ALS Ltd	211,613	2,133,427
Computershare Ltd	229,003	4,978,080
IPH Ltd	120,568	372,254
McMillan Shakespeare Ltd	32,216	306,489
SmartGroup Corp Ltd	64,670	318,910
		8,109,160
Trading Companies & Distributors - 0.0%
Redox Ltd/Australia	123,965	325,584
Reece Ltd	98,853	1,448,199
SGH Ltd	90,787	2,678,507
		4,452,290
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	471,317	1,471,667
Qube Holdings Ltd	689,942	1,770,612
Transurban Group unit	1,324,999	10,914,125
		14,156,404
TOTAL INDUSTRIALS		45,272,880

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Audinate Group Ltd (b)(c)	36,124	166,998
Codan Ltd	49,654	490,624
Dicker Data Ltd	41,782	222,356
		879,978
IT Services - 0.0%
Data#3 Ltd	73,478	315,300
Megaport Ltd (b)(c)	74,915	390,826
NEXTDC Ltd (c)	278,199	2,529,935
		3,236,061
Software - 0.1%
Hansen Technologies Ltd	99,111	334,998
IRESS Ltd (c)	84,644	489,998
Nuix Ltd (c)	98,050	270,705
SiteMinder Ltd (c)	116,735	429,541
Technology One Ltd	128,327	2,439,911
WiseTech Global Ltd	79,662	6,030,633
		9,995,786
TOTAL INFORMATION TECHNOLOGY		14,111,825

Materials - 1.2%
Chemicals - 0.0%
Incitec Pivot Ltd	851,067	1,572,124
Nufarm Ltd	159,457	356,954
Orica Ltd	211,838	2,296,328
		4,225,406
Construction Materials - 0.0%
Brickworks Ltd	34,870	561,493
Containers & Packaging - 0.0%
Orora Ltd	586,433	853,515
Metals & Mining - 1.2%
AVZ Minerals Ltd (c)(f)	729,530	4
Bellevue Gold Ltd (c)	578,248	440,481
BHP Group Ltd	2,188,796	53,756,147
BlueScope Steel Ltd	190,236	2,484,157
Capricorn Metals Ltd (c)	146,027	688,031
Champion Iron Ltd (b)	173,728	590,278
Coronado Global Resources Inc depository receipt (b)(d)(e)	396,517	160,025
De Grey Mining Ltd (c)	987,384	1,210,098
Deterra Royalties Ltd	205,156	513,047
Emerald Resources NL (c)	241,919	636,983
Evolution Mining Ltd	867,090	3,013,218
Firefinch Ltd (f)	386,763	1
Fortescue Ltd	730,932	8,560,218
Genesis Minerals Ltd (c)	455,111	882,997
Glencore PLC	4,458,669	19,263,455
Gold Road Resources Ltd	491,869	745,406
IGO Ltd	299,129	899,470
Iluka Resources Ltd	190,868	515,611
Imdex Ltd (b)	245,266	397,930
Leo Lithium Ltd (f)	399,362	82,677
Liontown Resources Ltd (b)(c)	662,680	272,123
Lynas Rare Earths Ltd (c)	377,056	1,461,482
MAC Copper Ltd depository receipt (b)	35,212	372,814
Mineral Resources Ltd	76,900	1,640,545
Northern Star Resources Ltd	498,181	5,272,612
OceanaGold Corp	319,626	954,469
Ora Banda Mining Ltd (c)	542,375	277,162
Perenti Ltd	410,668	355,355
Perseus Mining Ltd	607,107	1,059,350
Pilbara Minerals Ltd (c)	1,242,510	1,742,691
Ramelius Resources Ltd	515,306	776,533
Regis Resources Ltd (c)	343,201	639,527
Resolute Mining Ltd (c)	987,154	249,475
Rio Tinto Ltd	159,397	11,479,923
Rio Tinto PLC	484,980	29,206,425
Sandfire Resources Ltd (c)	202,203	1,226,314
South32 Ltd	1,955,740	4,015,818
Spartan Resources Ltd/Australia (c)	407,674	336,938
Stanmore Resources Ltd	162,885	262,608
Vault Minerals Ltd (c)	2,910,252	689,627
WA1 Resources Ltd (c)	20,116	167,890
West African Resources Ltd (c)	490,686	496,750
Westgold Resources Ltd	400,348	630,674
		158,427,339
TOTAL MATERIALS		164,067,753

Real Estate - 0.3%
Diversified REITs - 0.1%
Centuria Capital Group unit	325,889	358,148
Charter Hall Group unit	205,108	1,972,118
Charter Hall Long Wale REIT unit	291,460	697,974
GPT Group/The unit	815,483	2,315,032
Mirvac Group unit	1,687,642	2,041,578
Stockland unit	1,019,117	3,228,567
		10,613,417
Industrial REITs - 0.1%
Centuria Industrial REIT	240,286	435,465
Dexus Industria REIT	143,125	241,424
Goodman Group unit	741,804	16,542,349
		17,219,238
Office REITs - 0.0%
Cromwell Property Group unit	727,211	175,218
Dexus unit	460,525	2,054,080
		2,229,298
Real Estate Management & Development - 0.0%
Lendlease Group unit	288,503	1,149,318
Lifestyle Communities Ltd	51,209	309,322
PEXA Group Ltd (c)	62,991	509,432
		1,968,072
Residential REITs - 0.0%
Ingenia Communities Group unit	181,426	639,368
Retail REITs - 0.1%
BWP Trust	252,473	529,859
Charter Hall Retail REIT	245,065	492,148
HomeCo Daily Needs REIT unit (d)	929,100	679,497
Region Group unit	517,137	694,498
Scentre Group unit	2,214,836	5,012,334
Vicinity Ltd unit	1,639,235	2,221,610
Waypoint REIT Ltd unit	329,123	493,290
		10,123,236
Specialized REITs - 0.0%
Abacus Storage King unit	322,369	232,065
Arena REIT unit	191,285	457,904
Charter Hall Social Infrastructure REIT	187,694	299,433
National Storage REIT unit	564,461	780,168
Rural Funds Trust unit	289,816	290,812
		2,060,382
TOTAL REAL ESTATE		44,853,011

Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	741,651	4,783,187
Gas Utilities - 0.0%
Apa Group unit	551,910	2,327,535
Multi-Utilities - 0.0%
AGL Energy Ltd	258,751	1,840,570
TOTAL UTILITIES		8,951,292

TOTAL AUSTRALIA		646,950,664
AUSTRIA - 0.2%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Schoeller-Bleckmann Oilfield Equipment AG (b)	6,331	226,588
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	61,632	2,549,809
TOTAL ENERGY		2,776,397

Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (d)(e)	34,010	3,088,937
Erste Group Bank AG	144,895	8,934,669
Raiffeisen Bank International AG	56,617	1,289,809
		13,313,415
Insurance - 0.0%
UNIQA Insurance Group AG	55,248	468,830
Vienna Insurance Group AG Wiener Versicherung Gruppe	15,804	530,381
		999,211
TOTAL FINANCIALS		14,312,626

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Oesterreichische Post AG (b)	16,036	485,763
Commercial Services & Supplies - 0.0%
DO & Co AG (c)	3,531	707,703
Machinery - 0.0%
ANDRITZ AG	29,163	1,657,903
TOTAL INDUSTRIALS		2,851,369

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
AT&S Austria Technologie & Systemtechnik AG (b)(c)	12,439	170,206
IT Services - 0.0%
Kontron AG (b)	19,062	389,764
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG (c)	46,038	344,647
TOTAL INFORMATION TECHNOLOGY		904,617

Materials - 0.0%
Chemicals - 0.0%
Lenzing AG (b)(c)	9,620	249,495
Construction Materials - 0.0%
Wienerberger AG	49,349	1,446,761
Metals & Mining - 0.0%
voestalpine AG	46,846	983,624
Paper & Forest Products - 0.0%
Mondi PLC	192,042	3,006,175
TOTAL MATERIALS		5,686,055

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG (b)	17,716	438,514
IMMOFINANZ AG (b)(c)	15,183	265,244
IMMOFINANZ AG (c)(f)	23,102	0
S IMMO AG rights (c)(f)	14,648	0
		703,758
Utilities - 0.0%
Electric Utilities - 0.0%
EVN AG	15,599	377,050
Verbund AG Class A	28,921	2,223,196
		2,600,246
TOTAL AUSTRIA		29,835,068
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (d)(e)	78,016	959,582
BELGIUM - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	61,492	341,924
Entertainment - 0.0%
Kinepolis Group NV (b)	6,992	279,622
TOTAL COMMUNICATION SERVICES		621,546

Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	9,293	1,565,627
Consumer Staples - 0.3%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	384,980	18,970,426
Consumer Staples Distribution & Retail - 0.0%
Colruyt Group N.V	17,135	631,043
Food Products - 0.1%
Lotus Bakeries NV	178	1,901,969
Personal Care Products - 0.0%
Ontex Group NV (b)(c)	37,663	319,606
TOTAL CONSUMER STAPLES		21,823,044

Financials - 0.1%
Banks - 0.1%
KBC Ancora	17,747	959,199
KBC Group NV	98,376	7,586,789
		8,545,988
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	33,599	2,342,297
Sofina SA	6,604	1,655,199
		3,997,496
Insurance - 0.0%
Ageas SA/NV	67,121	3,469,032
TOTAL FINANCIALS		16,012,516

Health Care - 0.1%
Biotechnology - 0.0%
Galapagos NV (c)	21,344	490,643
Health Care Providers & Services - 0.0%
Fagron	30,927	613,440
Pharmaceuticals - 0.1%
UCB SA	54,700	10,679,556
TOTAL HEALTH CARE		11,783,639

Industrials - 0.0%
Building Products - 0.0%
Recticel SA (b)	25,137	263,900
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	9,201	1,790,665
Deme Group NV	3,461	487,582
		2,278,247
Trading Companies & Distributors - 0.0%
Azelis Group NV	80,538	1,659,305
TOTAL INDUSTRIALS		4,201,452

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Barco NV (b)	31,749	317,178
Semiconductors & Semiconductor Equipment - 0.0%
Melexis NV	9,220	559,542
TOTAL INFORMATION TECHNOLOGY		876,720

Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A (b)	32,424	993,627
Syensqo SA	32,078	2,545,746
Tessenderlo Group SA (b)	13,874	302,970
Umicore SA	86,925	875,067
		4,717,410
Metals & Mining - 0.0%
Bekaert SA	16,121	564,934
TOTAL MATERIALS		5,282,344

Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	20,505	1,239,088
Cofinimmo SA	16,186	914,289
		2,153,377
Industrial REITs - 0.0%
Montea NV (c)	8,260	573,261
Warehouses De Pauw CVA	77,035	1,662,255
		2,235,516
Real Estate Management & Development - 0.0%
VGP NV (b)	6,374	546,183
Residential REITs - 0.0%
Xior Student Housing NV (b)(d)	15,572	499,979
Xior Student Housing NV rights (c)	14,508	7,852
Xior Student Housing NV rights (b)(c)(g)	15,572	20,133
		527,964
Retail REITs - 0.0%
Retail Estates NV	5,498	327,958
Specialized REITs - 0.0%
Shurgard Self Storage Ltd	14,345	532,758
TOTAL REAL ESTATE		6,323,756

Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	12,816	867,519
TOTAL BELGIUM		69,358,163
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Conduit Holdings Ltd (c)	86,468	487,813
BRAZIL - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	183,061	1,624,793
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	371,555	992,458
TOTAL COMMUNICATION SERVICES		2,617,251

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Magazine Luiza SA (c)	161,984	206,774
Diversified Consumer Services - 0.0%
Cogna Educacao SA (c)	939,936	226,779
YDUQS Participacoes SA	139,649	244,934
		471,713
Hotels, Restaurants & Leisure - 0.0%
Smartfit Escola de Ginastica e Danca SA	133,290	444,297
Smartfit Escola de Ginastica e Danca SA rights 2/4/2025 (c)	2,314	1,338
		445,635
Household Durables - 0.0%
Cury Construtora e Incorporadora SA	87,491	323,672
Cyrela Brazil Realty SA Empreendimentos e Participacoes	140,639	491,655
Direcional Engenharia SA	73,732	363,106
MRV Engenharia e Participacoes SA (c)	205,393	198,221
		1,376,654
Specialty Retail - 0.0%
Automob Participacoes SA	459,586	24,379
Lojas Renner SA	472,922	1,104,608
Vibra Energia SA	439,291	1,267,348
		2,396,335
Textiles, Apparel & Luxury Goods - 0.0%
Azzas 2154 SA	64,215	375,244
Vivara Participacoes SA	67,927	249,086
		624,330
TOTAL CONSUMER DISCRETIONARY		5,521,441

Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	2,026,822	3,849,681
Consumer Staples Distribution & Retail - 0.0%
Atacadao SA	293,987	311,390
Grupo Mateus SA	276,162	315,665
Raia Drogasil SA	565,158	2,039,541
Sendas Distribuidora S/A	605,151	697,927
		3,364,523
Food Products - 0.0%
BRF SA	231,296	866,363
Marfrig Global Foods SA	158,398	430,685
Sao Martinho S/A	76,137	295,608
SLC Agricola SA	98,037	291,223
		1,883,879
Personal Care Products - 0.0%
Natura & Co Holding SA	401,692	867,438
TOTAL CONSUMER STAPLES		9,965,521

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia	144,886	556,086
Cosan SA	553,402	732,939
Karoon Energy Ltd (b)	357,788	345,969
Petroleo Brasileiro SA	2,045,106	13,189,491
Petroleo Brasileiro SA	1,506,899	10,739,529
Petroreconcavo S/A	97,086	263,645
PRIO SA/Brazil (c)	348,885	2,447,069
Ultrapar Participacoes SA	326,576	924,285
		29,199,013
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA	827,821	1,561,004
Banco Bradesco SA	2,166,505	4,482,003
Banco do Brasil SA	710,666	3,366,028
Banco do Estado do Rio Grande do Sul SA Series B	115,410	204,592
Banco Pan SA	172,421	203,575
Inter & Co Inc Class A (b)	111,242	581,796
Itau Unibanco Holding SA	2,071,933	11,986,902
Itausa SA	2,427,616	3,958,758
NU Holdings Ltd/Cayman Islands Class A (c)	1,275,023	16,881,305
		43,225,963
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	2,356,630	4,512,400
Banco BTG Pactual SA unit	504,991	2,814,411
XP Inc Class A	161,393	2,203,014
		9,529,825
Financial Services - 0.0%
Pagseguro Digital Ltd Class A (b)(c)	90,192	671,930
StoneCo Ltd Class A (c)	112,225	1,029,104
		1,701,034
Insurance - 0.0%
BB Seguridade Participacoes SA	299,817	1,977,216
Caixa Seguridade Participacoes S/A	273,251	686,395
IRB-Brasil Resseguros SA (c)	29,880	270,471
		2,934,082
TOTAL FINANCIALS		57,390,904

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Fleury SA	148,595	301,052
Hapvida Participacoes e Investimentos S/A (c)(d)(e)	2,138,541	885,562
Odontoprev SA	147,377	284,967
Rede D'Or Sao Luiz SA (d)(e)	347,198	1,660,524
		3,132,105
Pharmaceuticals - 0.0%
Hypera SA	172,713	540,241
TOTAL HEALTH CARE		3,672,346

Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA (c)	306,541	3,131,475
Commercial Services & Supplies - 0.0%
GPS Participacoes e Empreendimentos SA (e)	201,864	517,782
Electrical Equipment - 0.1%
WEG SA	724,445	6,822,915
Ground Transportation - 0.0%
Localiza Rent a Car SA	401,013	2,118,269
Rumo SA	595,444	1,874,756
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	227,228	188,189
		4,181,214
Machinery - 0.0%
Marcopolo SA	358,396	510,851
Marine Transportation - 0.0%
Hidrovias do Brasil SA (c)	327,205	148,372
Transportation Infrastructure - 0.0%
CCR SA	431,729	829,616
Santos Brasil Participacoes SA	210,159	473,969
Wilson Sons SA	107,410	311,897
		1,615,482
TOTAL INDUSTRIALS		16,928,091

Information Technology - 0.0%
Communications Equipment - 0.0%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	61,214	150,205
Software - 0.0%
TOTVS SA	247,794	1,444,181
TOTAL INFORMATION TECHNOLOGY		1,594,386

Materials - 0.3%
Chemicals - 0.0%
Unipar Carbocloro SA Series B	34,720	291,351
Yara International ASA	70,288	2,105,156
		2,396,507
Containers & Packaging - 0.0%
Klabin SA unit	362,918	1,393,533
Metals & Mining - 0.3%
Bradespar SA	138,082	393,403
Cia Siderurgica Nacional SA	301,495	468,954
ERO Copper Corp (c)	45,890	614,456
Gerdau SA	596,664	1,758,122
Metalurgica Gerdau SA	289,209	476,072
Sigma Lithium Corp (United States) (b)(c)	31,288	336,346
Usinas Siderurgicas de Minas Gerais S/A Usiminas Series A	215,070	202,776
Vale SA	1,467,937	13,606,686
Wheaton Precious Metals Corp	196,192	12,241,160
		30,097,975
Paper & Forest Products - 0.0%
Dexco SA	218,223	220,312
Suzano SA	299,550	3,196,916
		3,417,228
TOTAL MATERIALS		37,305,243

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	177,049	575,616
Iguatemi SA unit	118,442	373,523
Multiplan Empreendimentos Imobiliarios SA	125,382	480,584
		1,429,723
Utilities - 0.1%
Electric Utilities - 0.1%
Alupar Investimento SA unit	83,657	406,400
Centrais Eletricas Brasileiras SA	451,664	2,789,256
Centrais Eletricas Brasileiras SA Series B	165,909	1,127,059
Cia Energetica de Minas Gerais	791,847	1,485,039
Cia Paranaense de Energia - Copel Series B	509,153	845,096
CPFL Energia SA	103,271	607,534
Energisa S/A unit	110,473	749,713
Equatorial Energia SA	537,162	2,771,269
Equatorial Energia SA rights 2/13/2025 (c)	1,841	1,496
Transmissora Alianca de Energia Eletrica S/A unit	119,755	686,680
		11,469,542
Independent Power and Renewable Electricity Producers - 0.0%
Auren Energia SA	266,395	369,686
Engie Brasil Energia SA	108,365	682,375
Serena Energia SA (c)	175,005	195,246
		1,247,307
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	207,492	3,357,692
Cia de Saneamento de Minas Gerais Copasa MG	92,022	352,402
Cia De Sanena Do Parana unit	104,625	459,207
		4,169,301
TOTAL UTILITIES		16,886,150

TOTAL BRAZIL		182,510,069
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	79,951	1,628,726
IAMGOLD Corp (c)	249,471	1,551,738

TOTAL BURKINA FASO		3,180,464
CANADA - 7.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	30,260	720,610
Cogeco Communications Inc Subordinate Voting Shares	6,896	290,150
Quebecor Inc Class B	67,939	1,508,042
TELUS Corp	209,504	3,038,734
		5,557,536
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	152,827	4,197,787
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Linamar Corp	18,752	729,513
Magna International Inc	117,386	4,653,925
Martinrea International Inc	36,199	218,935
		5,602,373
Broadline Retail - 0.1%
Canadian Tire Corp Ltd Class A (b)	22,621	2,546,701
Dollarama Inc	121,294	11,478,009
		14,024,710
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	10,779	374,319
Restaurant Brands International Inc	132,236	8,130,601
		8,504,920
Leisure Products - 0.0%
Spin Master Corp Subordinate Voting Shares (d)(e)	17,119	362,439
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (c)	36,644	1,762,422
Pet Valu Holdings Ltd	25,376	445,239
		2,207,661
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (c)	22,508	246,552
Gildan Activewear Inc	60,887	3,139,974
		3,386,526
TOTAL CONSUMER DISCRETIONARY		34,088,629

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	327,329	17,285,926
Empire Co Ltd Class A	57,928	1,703,542
George Weston Ltd	25,138	3,885,679
Loblaw Cos Ltd	65,001	8,139,046
Metro Inc/CN	90,175	5,634,425
North West Co Inc/The	21,884	699,276
		37,347,894
Food Products - 0.0%
Maple Leaf Foods Inc	39,207	576,228
Premium Brands Holdings Corp (b)	19,987	1,080,798
Rogers Sugar Inc	71,466	282,746
Saputo Inc	110,777	1,840,758
Sunopta Inc (c)	44,390	325,379
		4,105,909
Personal Care Products - 0.0%
Jamieson Wellness Inc (d)(e)	24,287	552,300
TOTAL CONSUMER STAPLES		42,006,103

Energy - 1.3%
Energy Equipment & Services - 0.0%
CES Energy Solutions Corp	104,379	618,367
Enerflex Ltd	57,157	541,150
Mattr Corp (c)	31,401	252,357
North American Construction Group Ltd	12,897	244,921
Pason Systems Inc	39,002	354,234
Precision Drilling Corp (c)	6,783	395,541
Trican Well Service Ltd	100,125	318,284
		2,724,854
Oil, Gas & Consumable Fuels - 1.3%
Advantage Energy Ltd (c)	78,661	499,564
Africa Oil Corp	208,342	272,371
ARC Resources Ltd	257,263	4,405,873
Athabasca Oil Corp (c)	244,354	817,119
Baytex Energy Corp	308,127	739,920
Birchcliff Energy Ltd (b)	127,876	502,406
Cameco Corp	188,328	9,313,058
Canadian Natural Resources Ltd	910,820	27,668,974
Cardinal Energy Ltd (b)	89,179	387,801
Cenovus Energy Inc	590,802	8,544,850
Denison Mines Corp (c)	391,998	717,456
Enbridge Inc	937,250	40,531,299
Freehold Royalties Ltd (b)	61,599	529,802
Gibson Energy Inc	73,209	1,235,136
Headwater Exploration Inc	118,435	545,175
Imperial Oil Ltd	78,692	5,234,221
International Petroleum Corp (Canada) (c)	40,312	524,512
Kelt Exploration Ltd (c)	83,794	396,672
Keyera Corp	98,816	2,803,985
MEG Energy Corp	116,646	1,912,598
NexGen Energy Ltd (c)	233,812	1,526,732
NuVista Energy Ltd (c)	74,987	671,264
Paramount Resources Ltd Class A	36,121	715,287
Parex Resources Inc	45,278	431,486
Parkland Corp	61,521	1,369,391
Pembina Pipeline Corp	247,310	8,926,881
Peyto Exploration & Development Corp (b)	88,950	960,282
PrairieSky Royalty Ltd	95,393	1,776,127
Secure Waste Infrastructure Corp	92,287	953,763
South Bow Corp	90,555	2,167,064
Suncor Energy Inc	542,876	20,368,823
Tamarack Valley Energy Ltd	244,082	740,635
TC Energy Corp	447,198	20,151,372
Topaz Energy Corp	43,929	757,162
Tourmaline Oil Corp	152,405	6,943,087
Veren Inc	269,173	1,355,727
Vermilion Energy Inc	73,017	672,720
Whitecap Resources Inc	257,960	1,698,612
		179,769,207
TOTAL ENERGY		182,494,061

Financials - 2.6%
Banks - 1.6%
Bank of Montreal	314,473	31,132,470
Bank of Nova Scotia/The	531,685	27,203,424
Canadian Imperial Bank of Commerce	405,422	25,538,504
Canadian Western Bank	42,245	1,682,417
EQB Inc (b)	12,808	954,949
Laurentian Bank of Canada	21,687	417,818
National Bank of Canada	145,926	12,951,453
Royal Bank of Canada	608,554	74,189,698
Toronto Dominion Bank	754,969	43,069,102
		217,139,835
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	153,508	9,187,137
Brookfield Corp Class A	590,768	36,120,443
Canaccord Genuity Group Inc	47,934	324,540
CI Financial Corp	60,120	1,289,394
Fiera Capital Corp Subordinate Voting Shares	48,057	259,571
IGM Financial Inc	35,575	1,141,406
Onex Corp Subordinate Voting Shares	27,422	2,103,231
Sprott Inc (b)	11,282	489,907
TMX Group Ltd	119,094	3,685,862
		54,601,491
Consumer Finance - 0.0%
goeasy Ltd	6,075	739,567
Propel Holdings Inc (c)	13,564	359,691
		1,099,258
Financial Services - 0.0%
First National Financial Corp	14,317	398,967
Timbercreek Financial Corp (b)	56,681	269,882
		668,849
Insurance - 0.6%
Brookfield Wealth Solutions Ltd Class A	9,304	568,540
Definity Financial Corp	35,757	1,406,070
Fairfax Financial Holdings Ltd Subordinate Voting Shares	8,912	11,995,864
Great-West Lifeco Inc	117,386	3,795,347
iA Financial Corp Inc	40,656	3,754,389
Intact Financial Corp	76,618	13,609,204
Manulife Financial Corp	756,927	22,634,636
Power Corp of Canada Subordinate Voting Shares	239,167	7,248,981
Sun Life Financial Inc	247,212	14,255,919
Trisura Group Ltd (c)	22,839	520,629
		79,789,579
TOTAL FINANCIALS		353,299,012

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Andlauer Healthcare Group Inc Subordinate Voting Shares	10,018	314,736
dentalcorp Holdings Ltd Subordinate Voting Shares (c)	52,510	273,506
Sienna Senior Living Inc	44,699	480,714
Well Health Technologies Corp (c)	108,086	441,016
		1,509,972
Pharmaceuticals - 0.0%
Cronos Group Inc (c)	106,052	201,499
TOTAL HEALTH CARE		1,711,471

Industrials - 0.9%
Aerospace & Defense - 0.0%
Bombardier Inc Class B (c)	38,106	2,229,962
CAE Inc (c)	138,547	3,266,939
		5,496,901
Air Freight & Logistics - 0.0%
Cargojet Inc (b)	4,148	339,866
Commercial Services & Supplies - 0.1%
Boyd Group Services Inc	9,458	1,551,116
Element Fleet Management Corp	175,645	3,450,418
RB Global Inc	79,548	7,117,955
		12,119,489
Construction & Engineering - 0.2%
Aecon Group Inc	28,702	473,183
AtkinsRealis Group Inc	75,956	3,805,770
Badger Infrastructure Solutions Ltd	16,568	450,295
Bird Construction Inc	25,154	409,497
Stantec Inc	49,334	3,817,797
WSP Global Inc	55,990	9,501,368
		18,457,910
Electrical Equipment - 0.0%
Hammond Power Solutions Inc Class A	4,019	288,867
Ground Transportation - 0.5%
Canadian National Railway Co	230,365	24,064,413
Canadian Pacific Kansas City Ltd	402,436	31,982,219
Mullen Group Ltd	54,484	558,579
TFI International Inc	34,974	4,609,296
		61,214,507
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A	17,872	425,480
Machinery - 0.0%
Ag Growth International Inc	10,137	273,626
ATS Corp (c)	37,212	1,006,505
NFI Group Inc (c)	45,086	372,886
Savaria Corp	32,879	425,537
		2,078,554
Passenger Airlines - 0.0%
Air Canada (c)	76,430	1,031,268
Exchange Income Corp	12,003	461,917
		1,493,185
Professional Services - 0.1%
Thomson Reuters Corp	66,744	11,216,078
Trading Companies & Distributors - 0.0%
ADENTRA Inc	12,531	298,154
Finning International Inc	61,133	1,526,485
Richelieu Hardware Ltd	25,926	732,817
Russel Metals Inc	27,362	765,688
Toromont Industries Ltd	35,831	2,857,161
		6,180,305
Transportation Infrastructure - 0.0%
Westshore Terminals Investment Corp	16,448	264,598
TOTAL INDUSTRIALS		119,575,740

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (c)	50,464	6,230,265
IT Services - 0.6%
CGI Inc Class A	87,449	10,309,036
Converge Technology Solutions Corp	91,168	212,652
Shopify Inc Class A (c)	524,678	61,231,387
		71,753,075
Software - 0.3%
Bitfarms Ltd/Canada (b)(c)	165,199	240,975
BlackBerry Ltd (b)(c)	247,626	1,093,858
Computer Modelling Group Ltd	40,465	287,614
Constellation Software Inc/Canada	8,690	28,419,681
Constellation Software Inc/Canada warrants 3/31/2040 (c)(f)	7,284	1
Descartes Systems Group Inc/The (c)	37,239	4,310,536
Docebo Inc (c)	7,576	316,937
Dye & Durham Ltd	26,815	274,174
Enghouse Systems Ltd	21,891	415,573
Kinaxis Inc (c)	12,296	1,415,688
Lightspeed Commerce Inc Subordinate Voting Shares (c)	60,195	867,709
Open Text Corp	115,271	3,391,467
		41,034,213
TOTAL INFORMATION TECHNOLOGY		119,017,553

Materials - 0.8%
Chemicals - 0.1%
Methanex Corp	29,424	1,534,417
Nutrien Ltd	213,244	11,005,905
		12,540,322
Containers & Packaging - 0.0%
Cascades Inc	41,685	368,564
CCL Industries Inc Class B	66,984	3,327,192
Transcontinental Inc Class A	35,221	443,004
Winpak Ltd	14,710	437,651
		4,576,411
Metals & Mining - 0.7%
Agnico Eagle Mines Ltd/CA	216,811	20,151,257
Alamos Gold Inc Class A	182,820	3,822,823
Algoma Steel Group Inc	43,728	356,821
Altius Minerals Corp	22,318	414,772
Aya Gold & Silver Inc (c)	53,674	431,357
B2Gold Corp	575,272	1,389,345
Barrick Gold Corp	756,992	12,375,636
Calibre Mining Corp (c)	348,018	620,199
Capstone Copper Corp (b)(c)	250,410	1,402,510
Centerra Gold Inc	99,097	619,804
Dundee Precious Metals Inc	83,864	849,979
Endeavour Silver Corp (b)(c)	110,483	436,408
Equinox Gold Corp (c)	161,658	975,498
First Majestic Silver Corp	176,012	1,003,269
Foran Mining Corp (b)(c)	127,273	332,774
Fortuna Mining Corp (c)	140,688	712,467
Franco-Nevada Corp	83,198	11,310,028
Hudbay Minerals Inc	173,333	1,428,788
K92 Mining Inc (c)	109,770	728,854
Kinross Gold Corp	533,117	6,004,834
Labrador Iron Ore Royalty Corp	31,457	660,373
Lithium Americas Corp (b)(c)	95,841	286,860
Lithium Argentina AG (b)(c)	59,681	154,401
Lundin Gold Inc	47,989	1,188,705
MAG Silver Corp (b)(c)	44,789	703,878
Major Drilling Group International Inc (c)	44,830	259,415
New Gold Inc (c)	351,547	1,061,886
NGEx Minerals Ltd (c)	61,899	555,807
Novagold Resources Inc (b)(c)	115,185	359,817
Orla Mining Ltd (c)	103,972	638,133
Osisko Gold Royalties Ltd	75,652	1,399,199
Pan American Silver Corp	158,082	3,666,663
Sandstorm Gold Ltd	114,992	672,703
Seabridge Gold Inc (c)	35,813	440,858
SilverCrest Metals Inc (c)	66,432	696,157
Skeena Resources Ltd (c)	37,839	371,269
Ssr Mining Inc (c)	89,260	716,758
Taseko Mines Ltd (c)	142,843	266,353
Teck Resources Ltd Class B	196,491	8,026,746
Torex Gold Resources Inc (c)	40,374	856,456
Triple Flag Precious Metals Corp	29,660	474,282
Wesdome Gold Mines Ltd (c)	70,603	697,601
		89,521,743
Paper & Forest Products - 0.0%
Canfor Corp (c)	30,133	312,868
Interfor Corp (c)	25,994	304,055
Resolute Forest Products Inc rights (c)(f)	19,734	0
Stella-Jones Inc	22,740	1,097,297
West Fraser Timber Co Ltd	23,761	2,060,153
		3,774,373
TOTAL MATERIALS		110,412,849

Real Estate - 0.1%
Diversified REITs - 0.0%
H&R Real Estate Investment Trust unit	61,193	393,680
Industrial REITs - 0.0%
Dream Industrial Real Estate Investment Trust (b)	61,470	494,010
Granite Real Estate Investment Trust	13,467	650,393
		1,144,403
Office REITs - 0.0%
Allied Properties Real Estate Investment Trust	29,010	346,918
Real Estate Management & Development - 0.1%
Altus Group Ltd/Canada (b)	21,070	860,429
Colliers International Group Inc Subordinate Voting Shares	18,565	2,641,522
FirstService Corp Subordinate Voting Shares	17,405	3,165,319
StorageVault Canada Inc	118,606	297,872
		6,965,142
Residential REITs - 0.0%
Boardwalk Real Estate Investment Trust	10,181	438,875
Canadian Apartment Properties REIT	34,310	956,342
InterRent Real Estate Investment Trust	36,269	243,815
Killam Apartment Real Estate Investment Trust	27,864	316,917
		1,955,949
Retail REITs - 0.0%
Choice Properties Real Estate Investment Trust	63,320	562,903
Crombie Real Estate Investment Trust	28,201	260,792
CT Real Estate Investment Trust	30,921	304,029
First Capital Real Estate Investment Trust unit	45,597	521,431
Primaris Real Estate Investment Trust	28,856	296,432
RioCan Real Estate Investment Trust	63,571	808,334
SmartCentres Real Estate Investment Trust	29,884	505,006
		3,258,927
TOTAL REAL ESTATE		14,065,019

Utilities - 0.3%
Electric Utilities - 0.2%
Emera Inc (b)	123,359	4,687,022
Fortis Inc/Canada	209,802	8,935,731
Hydro One Ltd (d)(e)	138,047	4,295,239
		17,917,992
Gas Utilities - 0.0%
AltaGas Ltd	126,138	2,910,977
Brookfield Infrastructure Corp	55,955	2,335,838
Superior Plus Corp	112,923	467,744
		5,714,559
Independent Power and Renewable Electricity Producers - 0.1%
Boralex Inc Class A	40,275	716,074
Brookfield Renewable Corp	60,325	1,607,172
Capital Power Corp	56,898	2,083,539
Innergex Renewable Energy Inc	81,786	409,676
Northland Power Inc	114,250	1,337,181
TransAlta Corp	112,184	1,289,844
		7,443,486
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp (b)	322,900	1,437,481
Atco Ltd/Canada Class I	33,357	1,061,062
Canadian Utilities Ltd Class A	55,869	1,305,090
		3,803,633
TOTAL UTILITIES		34,879,670

TOTAL CANADA		1,021,305,430
CHILE - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Empresa Nacional de Telecomunicaciones SA	84,945	268,362
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	384,363	1,457,672
Specialty Retail - 0.0%
Empresas Copec SA	169,706	1,135,295
TOTAL CONSUMER DISCRETIONARY		2,592,967

Consumer Staples - 0.0%
Beverages - 0.0%
Cia Cervecerias Unidas SA	65,415	398,465
Embotelladora Andina SA Class B	174,817	584,565
Vina Concha y Toro SA	267,496	305,975
		1,289,005
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	560,609	1,428,813
SMU SA	1,765,414	320,182
		1,748,995
TOTAL CONSUMER STAPLES		3,038,000

Financials - 0.0%
Banks - 0.0%
Banco de Chile	19,399,992	2,403,787
Banco de Credito e Inversiones SA	38,029	1,163,279
Banco Itau Chile SA	35,924	403,591
Banco Santander Chile	28,478,952	1,471,998
		5,442,655
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	67,967,090	1,029,657
Materials - 0.2%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B	62,021	2,450,111
Metals & Mining - 0.1%
Antofagasta PLC	169,451	3,624,265
CAP SA (c)	34,731	192,580
Lundin Mining Corp	302,734	2,391,293
		6,208,138
Paper & Forest Products - 0.0%
Empresas Cmpc SA	544,520	929,276
TOTAL MATERIALS		9,587,525

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	320,970	551,300
Plaza SA	202,551	363,411
		914,711
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	8,806,425	792,390
Enel Chile SA	12,357,897	734,494
		1,526,884
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	3,806,163	512,196
Water Utilities - 0.0%
Aguas Andinas SA Class A	1,261,412	403,153
TOTAL UTILITIES		2,442,233

TOTAL CHILE		25,316,110
CHINA - 7.6%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	19,391,615	2,787,332
CITIC Telecom International Holdings Ltd	890,702	250,341
		3,037,673
Entertainment - 0.2%
China Ruyi Holdings Ltd (b)(c)	2,804,452	896,198
iQIYI Inc Class A ADR (c)	214,485	465,432
Kingsoft Corp Ltd	416,490	2,089,960
Maoyan Entertainment (b)(c)(d)(e)	226,773	248,837
NetDragon Websoft Holdings Ltd	198,026	257,701
NetEase Cloud Music Inc (c)(d)(e)	38,776	608,122
Netease Inc	837,972	17,224,683
Tencent Music Entertainment Group Class A ADR	326,550	3,912,069
XD Inc (c)(d)	132,832	433,858
		26,136,860
Interactive Media & Services - 1.3%
Autohome Inc Class A ADR	30,354	850,519
Baidu Inc A Shares (c)	988,624	11,177,858
Bilibili Inc Z Shares (c)	101,261	1,698,212
Hello Group Inc Class A ADR	71,279	512,496
JOYY Inc Class A ADR (c)	16,037	695,204
Kanzhun Ltd ADR (c)	116,760	1,682,512
Kuaishou Technology B Shares (c)(d)(e)	1,163,194	6,284,792
Kunlun Tech Co Ltd A Shares (China)	50,400	258,113
Meitu Inc (b)(d)(e)	1,341,659	723,183
Tencent Holdings Ltd	2,810,210	147,859,812
Weibo Corp Class A ADR	42,051	412,941
		172,155,642
Media - 0.0%
China Literature Ltd (c)(d)(e)	193,888	649,454
Focus Media Information Technology Co Ltd A Shares (China)	521,845	476,183
Xinhua Winshare Publishing and Media Co Ltd H Shares	217,880	303,112
		1,428,749
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	861,658	582,355
TOTAL COMMUNICATION SERVICES		203,341,279

Consumer Discretionary - 2.4%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	330,582	2,227,384
Huayu Automotive Systems Co Ltd A Shares (China)	120,077	278,907
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	15,532	233,231
Minth Group Ltd (c)	365,899	727,863
Nexteer Automotive Group Ltd	487,137	223,816
Ningbo Tuopu Group Co Ltd A Shares (China)	45,347	411,957
Sailun Group Co Ltd A Shares (China)	104,421	221,177
Tianneng Power International Ltd (b)	394,446	378,657
Weifu High-Technology Group Co Ltd B Shares	541,800	910,279
		5,613,271
Automobiles - 0.3%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China)	71,600	404,698
BAIC Motor Corp Ltd H Shares (d)(e)	1,274,659	358,257
Brilliance China Automotive Holdings Ltd	1,357,117	660,105
BYD Co Ltd A Shares (China)	113,720	4,324,999
BYD Co Ltd H Shares	379,413	13,332,713
Chongqing Changan Automobile Co Ltd A Shares (China)	210,703	366,106
Geely Automobile Holdings Ltd	2,633,573	4,833,236
Great Wall Motor Co Ltd A Shares (China)	116,681	401,766
Great Wall Motor Co Ltd H Shares	915,902	1,488,125
Guangzhou Automobile Group Company Ltd A Shares (China)	227,853	271,229
Li Auto Inc A Shares (c)	536,362	6,312,942
NIO Inc A Shares (b)(c)	633,547	2,741,515
SAIC Motor Corp Ltd A Shares (China)	191,557	454,306
Seres Group Co Ltd A Shares (China)	44,183	814,445
XPeng Inc A Shares (c)	539,595	4,100,844
Yadea Group Holdings Ltd (d)(e)	556,197	919,393
Zhejiang Leapmotor Technology Co Ltd H Shares (c)(d)(e)	225,362	932,754
		42,717,433
Broadline Retail - 1.3%
Alibaba Group Holding Ltd	7,048,446	86,459,656
JD.com Inc A Shares	1,069,885	21,762,338
MINISO Group Holding Ltd A Shares (b)	165,316	952,390
PDD Holdings Inc Class A ADR (c)	300,562	33,635,894
Prosus NV Class N	589,739	22,526,580
Vipshop Holdings Ltd Class A ADR	150,127	2,157,325
		167,494,183
Distributors - 0.0%
China Tobacco International HK Co Ltd (d)	106,940	384,286
Zhejiang China Commodities City Group Co Ltd A Shares (China)	262,700	467,745
		852,031
Diversified Consumer Services - 0.0%
China Education Group Holdings Ltd (d)	576,267	255,152
Fu Shou Yuan International Group Ltd	834,618	457,375
New Oriental Education & Technology Group Inc	641,416	3,124,414
TAL Education Group Class A ADR (c)	182,735	2,234,849
Tianli International Holdings Ltd (d)	664,659	343,764
		6,415,554
Hotels, Restaurants & Leisure - 0.6%
Atour Lifestyle Holdings Ltd ADR	17,271	473,397
DPC Dash Ltd (c)	39,200	398,947
H World Group Ltd ADR	88,955	2,859,014
Haidilao International Holding Ltd (d)(e)	741,995	1,380,784
Huangshan Tourism Development Co Ltd B Shares	691,483	529,202
Meituan B Shares (c)(d)(e)	2,143,315	40,792,766
Shangri-La Asia Ltd	677,602	442,637
Tongcheng Travel Holdings Ltd (d)	569,101	1,428,614
TravelSky Technology Ltd H Shares	445,093	546,663
Trip.com Group Ltd (c)	268,034	18,825,138
Yum China Holdings Inc	165,819	7,669,129
		75,346,291
Household Durables - 0.1%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	72,849	452,683
Haier Smart Home Co Ltd A Shares (China)	356,448	1,368,836
Haier Smart Home Co Ltd H Shares	867,327	2,868,736
Hisense Home Appliances Group Co Ltd H Shares	184,949	640,874
Midea Group Co Ltd A Shares (China)	82,529	843,602
Midea Group Co Ltd H Shares (b)	148,900	1,431,308
TCL Electronics Holdings Ltd	429,864	374,039
		7,980,078
Specialty Retail - 0.0%
China Tourism Group Duty Free Corp Ltd A Shares (China)	83,550	704,102
Chow Tai Fook Jewellery Group Ltd	914,467	822,702
Pop Mart International Group Ltd (d)(e)	233,977	2,822,654
Topsports International Holdings Ltd (d)(e)	989,869	364,600
Zhongsheng Group Holdings Ltd	367,998	579,963
		5,294,021
Textiles, Apparel & Luxury Goods - 0.1%
361 Degrees International Ltd	625,580	336,398
ANTA Sports Products Ltd	554,739	5,877,091
Bosideng International Holdings Ltd	1,791,147	862,024
Li Ning Co Ltd	1,036,084	2,130,169
Shenzhou International Group Holdings Ltd	363,071	2,732,853
Xtep International Holdings Ltd (b)	786,472	605,607
		12,544,142
TOTAL CONSUMER DISCRETIONARY		324,257,004

Consumer Staples - 0.3%
Beverages - 0.2%
Anhui Gujing Distillery Co Ltd B Shares	87,337	1,268,603
China Resources Beer Holdings Co Ltd	712,895	2,161,319
Eastroc Beverage Group Co Ltd A Shares (China)	12,359	414,876
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	34,132	205,572
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	44,492	482,910
Kweichow Moutai Co Ltd A Shares (China)	32,962	6,560,792
Luzhou Laojiao Co Ltd A Shares (China)	37,157	596,076
Nongfu Spring Co Ltd H Shares (b)(d)(e)	876,920	4,113,430
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	30,215	721,561
Tsingtao Brewery Co Ltd H Shares	299,528	1,837,477
Wuliangye Yibin Co Ltd A Shares (China)	115,131	2,034,102
Yantai Changyu Pioneer Wine Co Ltd B Shares	526,600	566,200
		20,962,918
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(c)	2,497,800	1,157,235
East Buy Holding Ltd (b)(c)(d)(e)	184,883	387,709
JD Health International Inc (c)(d)(e)	492,479	2,025,687
Ping An Healthcare and Technology Co Ltd (b)(d)(e)	734,052	577,489
Sun Art Retail Group Ltd	1,154,515	251,887
		4,400,007
Food Products - 0.1%
China Feihe Ltd (d)(e)	1,660,704	1,135,994
China Huishan Dairy Holdings Co Ltd (c)(f)	51,000	0
China Mengniu Dairy Co Ltd	1,379,390	2,740,405
COFCO Joycome Foods Ltd (b)(c)(d)	1,739,434	305,834
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	115,681	657,603
Guangdong Haid Group Co Ltd A Shares (China)	58,922	404,998
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	105,311	383,361
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	171,901	663,518
Muyuan Foods Co Ltd A Shares (China)	134,516	693,302
New Hope Liuhe Co Ltd A Shares (China) (c)	209,273	251,598
Tingyi Cayman Islands Holding Corp	892,143	1,357,925
Want Want China Holdings Ltd	2,176,694	1,324,135
Wens Foodstuff Group Co Ltd A Shares (China)	185,689	414,505
Wilmar International Ltd	815,877	1,865,146
Yihai International Holding Ltd (b)	268,474	461,704
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	59,600	252,891
		12,912,919
Household Products - 0.0%
Blue Moon Group Holdings Ltd (b)(d)(e)	616,500	268,219
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (d)(e)	142,461	1,058,598
Hengan International Group Co Ltd	325,554	889,937
		1,948,535
Tobacco - 0.0%
RLX Technology Inc ADR	195,460	433,921
Smoore International Holdings Ltd (b)(d)(e)	813,794	1,311,779
		1,745,700
TOTAL CONSUMER STAPLES		42,238,298

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	848,652	763,492
Oil, Gas & Consumable Fuels - 0.2%
Cgn Mining Co Ltd (b)	1,317,041	258,611
China Coal Energy Co Ltd H Shares	914,363	1,049,090
China Merchants Energy Shipping Co Ltd A Shares (China)	221,611	212,194
China Petroleum & Chemical Corp A Shares (China)	1,181,210	992,968
China Petroleum & Chemical Corp H Shares	9,980,351	5,482,091
China Shenhua Energy Co Ltd A Shares (China)	428,483	2,365,409
China Shenhua Energy Co Ltd H Shares	1,125,043	4,526,508
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	358,177	611,532
Guanghui Energy Co Ltd A Shares (China)	220,633	185,654
Inner Mongolia Yitai Coal Co Ltd B Shares	688,516	1,430,042
Kinetic Development Group Ltd	1,438,000	228,843
PetroChina Co Ltd H Shares	9,997,426	7,685,492
Shaanxi Coal Industry Co Ltd A Shares (China)	223,726	671,524
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	158,434	162,162
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	83,911	145,827
Sinopec Kantons Holdings Ltd (b)	640,678	360,962
Yankuang Energy Group Co Ltd H Shares	1,668,664	1,762,485
		28,131,394
TOTAL ENERGY		28,894,886

Financials - 1.3%
Banks - 0.9%
Agricultural Bank of China Ltd A Shares (China)	3,171,669	2,259,902
Agricultural Bank of China Ltd H Shares	10,830,297	5,948,956
Bank of Beijing Co Ltd A Shares (China)	547,386	452,837
Bank of Chengdu Co Ltd A Shares (China)	142,656	338,955
Bank of China Ltd A Shares (China)	3,731,180	2,807,203
Bank of China Ltd H Shares	26,539,565	13,692,303
Bank of Communications Co Ltd A Shares (China)	757,129	758,352
Bank of Communications Co Ltd H Shares	4,108,020	3,316,193
Bank of Hangzhou Co Ltd A Shares (China)	202,684	413,598
Bank of Jiangsu Co Ltd A Shares (China)	485,109	665,570
Bank of Nanjing Co Ltd A Shares (China)	289,142	426,624
Bank of Ningbo Co Ltd A Shares (China)	175,471	640,388
Bank of Shanghai Co Ltd A Shares (China)	399,637	513,249
BOC Hong Kong Holdings Ltd	1,585,285	5,137,187
China CITIC Bank Corp Ltd H Shares	3,893,533	2,778,275
China Construction Bank Corp A Shares (China)	2,055,786	2,423,543
China Construction Bank Corp H Shares	39,019,821	31,751,026
China Everbright Bank Co Ltd A Shares (China)	931,670	498,587
China Everbright Bank Co Ltd H Shares	1,814,201	707,808
China Merchants Bank Co Ltd A Shares (China)	317,206	1,785,411
China Merchants Bank Co Ltd H Shares	1,909,142	10,449,942
China Minsheng Banking Corp Ltd A Shares (China)	1,439,748	826,228
China Minsheng Banking Corp Ltd H Shares	2,272,958	1,082,236
China Zheshang Bank Co Ltd A Shares (China)	784,381	314,274
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	405,212	338,163
CNPC Capital Co Ltd A Shares (China)	298,717	270,753
Huaxia Bank Co Ltd A Shares (China)	393,671	413,314
Industrial & Commercial Bank of China Ltd A Shares (China)	4,208,553	3,963,499
Industrial & Commercial Bank of China Ltd H Shares	26,301,776	17,856,544
Industrial Bank Co Ltd A Shares (China)	477,960	1,342,971
Ping An Bank Co Ltd A Shares (China)	488,031	774,374
Postal Savings Bank of China Co Ltd H Shares (d)(e)	4,419,705	2,631,891
Shanghai Pudong Development Bank Co Ltd A Shares (China)	700,512	1,032,104
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	343,973	396,891
		119,009,151
Capital Markets - 0.1%
China Everbright Ltd	598,326	373,959
China Galaxy Securities Co Ltd H Shares	1,940,813	1,756,020
China International Capital Corp Ltd H Shares (d)(e)	888,841	1,466,972
China Merchants Securities Co Ltd A Shares (China)	208,139	518,396
CITIC Securities Co Ltd H Shares	1,125,091	3,046,679
CSC Financial Co Ltd A Shares (China)	111,668	367,382
East Money Information Co Ltd A Shares (China)	424,468	1,349,381
Everbright Securities Co Ltd A Shares (China)	143,358	336,117
Founder Securities Co Ltd A Shares (China)	231,550	250,288
GF Securities Co Ltd H Shares	326,028	439,340
Guosen Securities Co Ltd A Shares (China)	238,748	340,924
Guotai Junan Securities Co Ltd A Shares (China)	204,464	501,929
Haitong Securities Co Ltd H Shares (b)	1,734,519	1,511,491
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	15,329	597,076
Huatai Securities Co Ltd H Shares (d)(e)	869,137	1,485,761
Industrial Securities Co Ltd A Shares (China)	366,685	303,183
Noah Holdings Ltd Class A ADR	20,785	219,904
Orient Securities Co Ltd/China A Shares (China)	289,621	390,052
SDIC Capital Co Ltd A Shares (China)	286,406	281,361
Shenwan Hongyuan Group Co Ltd A Shares (China)	665,213	461,439
Up Fintech Holding Ltd ADR (c)	39,510	278,546
Zheshang Securities Co Ltd A Shares (China)	164,978	257,830
Zhongtai Securities Co Ltd A Shares (China)	304,025	261,417
		16,795,447
Consumer Finance - 0.0%
FinVolution Group Class A ADR	69,170	528,459
Lufax Holding Ltd ADR (b)	122,889	283,873
Qifu Technology Inc Class A ADR	51,989	2,074,361
		2,886,693
Financial Services - 0.0%
Far East Horizon Ltd	950,866	699,247
Genertec Universal Medical Group Co Ltd (d)(e)	701,813	432,334
		1,131,581
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	3,443,131	6,354,320
China Pacific Insurance Group Co Ltd H Shares	1,397,253	4,151,286
China Taiping Insurance Holdings Co Ltd	645,094	958,712
New China Life Insurance Co Ltd H Shares	528,693	1,648,794
People's Insurance Co Group of China Ltd/The H Shares	4,407,038	2,251,057
PICC Property & Casualty Co Ltd H Shares	3,002,167	4,870,108
Ping An Insurance Group Co of China Ltd A Shares (China)	477,266	3,366,456
Ping An Insurance Group Co of China Ltd H Shares	2,668,547	15,025,746
ZhongAn Online P&C Insurance Co Ltd H Shares (c)(d)(e)	327,436	506,793
		39,133,272
TOTAL FINANCIALS		178,956,144

Health Care - 0.3%
Biotechnology - 0.2%
3SBio Inc (d)(e)	920,973	710,359
Akeso Inc (c)(d)(e)	263,792	2,060,055
Ascentage Pharma Group International (b)(c)(d)(e)	105,178	458,270
Beigene Ltd H Shares (c)	303,281	5,266,272
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	79,151	228,231
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China)	24,152	227,143
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	56,723	189,497
Everest Medicines Ltd (b)(c)(d)(e)	94,019	486,270
Imeik Technology Development Co Ltd A Shares (China)	8,910	210,325
InnoCare Pharma Ltd (c)(d)(e)	426,000	302,337
Innovent Biologics Inc (c)(d)(e)	537,497	2,279,839
Keymed Biosciences Inc (b)(c)(d)(e)	88,184	333,863
Shanghai RAAS Blood Products Co Ltd A Shares (China)	294,601	283,887
Zai Lab Ltd (c)	402,527	1,093,087
		14,129,435
Health Care Equipment & Supplies - 0.0%
Lifetech Scientific Corp (c)	1,611,222	268,816
Microport Scientific Corp (b)(c)	425,393	353,225
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,175,223	733,016
Shanghai Conant Optical Co Ltd H Shares (b)	109,500	345,705
Shanghai MicroPort MedBot Group Co Ltd H Shares (b)(c)	158,264	329,044
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	21,374	368,101
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	40,164	1,294,051
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	24,058	205,974
		3,897,932
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	252,172	430,895
China Resources Medical Holdings Co Ltd	548,632	263,335
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	64,449	239,575
Huadong Medicine Co Ltd A Shares (China)	59,311	285,652
Hygeia Healthcare Holdings Co Ltd (b)(c)(d)(e)	172,831	281,253
Jinxin Fertility Group Ltd (b)(d)(e)	1,017,955	316,155
New Horizon Health Ltd (b)(c)(d)(e)(f)	117,000	212,320
Shanghai Pharmaceuticals Holding Co Ltd H Shares	512,977	813,717
Sinopharm Group Co Ltd H Shares	599,799	1,581,883
		4,424,785
Health Care Technology - 0.0%
Yidu Tech Inc (b)(c)(d)(e)	374,500	243,197
Life Sciences Tools & Services - 0.0%
Genscript Biotech Corp (c)	520,993	714,101
Wuxi Apptec Co Ltd H Shares (b)(d)(e)	212,509	1,505,473
Wuxi Biologics Cayman Inc (c)(d)(e)	1,551,006	3,666,568
		5,886,142
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	49,138	251,065
China Medical System Holdings Ltd	664,043	598,260
China Resources Pharmaceutical Group Ltd (d)(e)	910,989	611,465
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	44,833	274,129
China Traditional Chinese Medicine Holdings Co Ltd (c)	1,440,104	353,007
CSPC Pharmaceutical Group Ltd	3,583,916	2,051,395
Hansoh Pharmaceutical Group Co Ltd (d)(e)	524,552	1,203,685
HUTCHMED China Ltd (Hong Kong) (c)	260,188	697,895
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	159,115	983,065
Luye Pharma Group Ltd (b)(c)(d)(e)	1,164,869	310,955
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares (b)	227,556	381,991
Simcere Pharmaceutical Group Ltd (b)(d)(e)	364,861	320,756
Tong Ren Tang Technologies Co Ltd H Shares	482,961	302,474
Yunnan Baiyao Group Co Ltd A Shares (China)	63,275	506,749
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	14,765	413,794
		9,260,685
TOTAL HEALTH CARE		37,842,176

Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	89,035	460,313
AviChina Industry & Technology Co Ltd H Shares	1,247,743	579,683
Kuang-Chi Technologies Co Ltd A Shares (China)	76,300	429,753
		1,469,749
Air Freight & Logistics - 0.0%
JD Logistics Inc (c)(d)(e)	879,787	1,506,226
Kerry Logistics Network Ltd	217,382	183,292
SF Holding Co Ltd A Shares (China)	131,224	714,049
YTO Express Group Co Ltd A Shares (China)	152,037	288,302
ZTO Express Cayman Inc A Shares	185,207	3,545,919
		6,237,788
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	60,954	263,824
China Lesso Group Holdings Ltd	590,452	256,129
Xinyi Glass Holdings Ltd	776,252	716,289
		1,236,242
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	1,761,383	768,580
CT Environmental Group Ltd (c)(f)	26,000	0
Tuhu Car Inc A Shares (c)(d)(e)	111,800	225,554
		994,134
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	1,182,023	670,509
China Conch Venture Holdings Ltd	744,673	601,136
China Energy Engineering Corp Ltd A Shares (China)	820,589	255,260
China National Chemical Engineering Co Ltd A Shares (China)	204,692	210,826
China Railway Group Ltd A Shares (China)	380,666	311,708
China Railway Group Ltd H Shares	2,275,411	1,098,006
China State Construction Engineering Corp Ltd A Shares (China)	983,397	767,240
China State Construction International Holdings Ltd	928,118	1,360,273
Metallurgical Corp of China Ltd A Shares (China)	577,207	247,750
Power Construction Corp of China Ltd A Shares (China)	522,941	367,527
Sinopec Engineering Group Co Ltd H Shares	715,626	571,259
Xinte Energy Co Ltd H Shares (b)(c)	192,332	179,696
		6,641,190
Electrical Equipment - 0.2%
Contemporary Amperex Technology Co Ltd A Shares (China)	117,830	4,208,806
Dongfang Electric Corp Ltd A Shares (China)	118,122	243,889
Eve Energy Co Ltd A Shares (China)	60,738	357,985
Goneo Group Co Ltd A Shares (China)	23,907	235,464
Hangzhou Steam Turbine Power Group Co Ltd B Shares	326,747	417,880
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	141,166	266,487
NARI Technology Co Ltd A Shares (China)	205,178	654,914
Shanghai Electric Group Co Ltd A Shares (China) (c)	333,428	334,389
Sungrow Power Supply Co Ltd A Shares (China)	55,206	549,846
TBEA Co Ltd A Shares (China)	175,038	289,117
Zhejiang Chint Electrics Co Ltd A Shares (China)	102,215	312,742
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	91,200	369,205
		8,240,724
Ground Transportation - 0.0%
ANE Cayman Inc (c)	375,559	344,138
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,183,166	934,156
Daqin Railway Co Ltd A Shares (China)	408,925	376,039
		1,654,333
Industrial Conglomerates - 0.0%
CITIC Ltd	2,528,668	2,842,841
Fosun International Ltd	1,155,466	630,235
Shanghai Industrial Holdings Ltd	276,418	401,578
		3,874,654
Machinery - 0.2%
Airtac International Group	62,359	1,614,881
China CSSC Holdings Ltd A Shares (China)	119,197	553,107
CIMC Enric Holdings Ltd	423,722	382,290
CRRC Corp Ltd A Shares (China)	1,529,985	1,575,839
First Tractor Co Ltd H Shares	206,805	192,422
Haitian International Holdings Ltd	295,880	784,138
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	39,050	335,162
Ningbo Deye Technology Co Ltd A Shares (China)	26,300	308,288
Sany Heavy Equipment International Holdings Co Ltd (b)	588,081	380,386
Sany Heavy Industry Co Ltd A Shares (China)	248,270	552,813
Shenzhen Inovance Technology Co Ltd A Shares (China)	39,700	331,143
Sinotruk Hong Kong Ltd	313,385	910,968
Weichai Power Co Ltd H Shares	1,067,686	1,849,839
XCMG Construction Machinery Co Ltd A Shares (China)	351,097	370,872
Yangzijiang Shipbuildling (Holdings) Ltd	1,124,309	2,517,866
Zhuzhou CRRC Times Electric Co Ltd H Shares	249,348	961,628
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	244,594	247,443
		13,869,085
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	1,676,811	2,517,831
SITC International Holdings Co Ltd	598,408	1,428,456
		3,946,287
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (c)	425,420	439,476
China Eastern Airlines Corp Ltd A Shares (China) (c)	611,797	328,077
China Southern Airlines Co Ltd A Shares (China) (c)	362,382	309,419
Hainan Airlines Holding Co Ltd A Shares (China) (c)	1,458,743	328,586
Spring Airlines Co Ltd A Shares (China)	35,103	261,421
		1,666,979
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (d)(e)	95,386	715,526
Transportation Infrastructure - 0.0%
Anhui Expressway Co Ltd H Shares	218,849	295,472
Beijing Capital International Airport Co Ltd H Shares (c)	1,004,973	366,294
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	328,300	581,997
China Merchants Port Holdings Co Ltd	564,517	950,535
COSCO SHIPPING Ports Ltd	657,831	379,912
Jiangsu Expressway Co Ltd H Shares	577,452	638,081
Shanghai International Airport Co Ltd A Shares (China)	56,577	259,801
Shenzhen International Holdings Ltd	712,298	637,164
Yuexiu Transport Infrastructure Ltd	576,773	270,921
Zhejiang Expressway Co Ltd H Shares	793,998	570,642
		4,950,819
TOTAL INDUSTRIALS		55,497,510

Information Technology - 0.6%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	347,339	1,885,605
Suzhou TFC Optical Communication Co Ltd A Shares (China)	21,100	293,716
Zhongji Innolight Co Ltd A Shares (China)	35,804	568,045
ZTE Corp H Shares	520,974	1,811,932
		4,559,298
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	345,076	1,771,460
Avary Holding Shenzhen Co Ltd A Shares (China)	95,500	536,012
BOE Technology Group Co Ltd A Shares (China)	1,024,368	631,548
Chaozhou Three-Circle Group Co Ltd A Shares (China)	76,857	402,357
Eoptolink Technology Inc Ltd A Shares (China)	25,200	437,962
Foxconn Industrial Internet Co Ltd A Shares (China)	404,647	1,203,271
GoerTek Inc A Shares (China)	112,401	431,326
Kingboard Holdings Ltd	343,352	872,492
Lens Technology Co Ltd A Shares (China)	188,746	680,763
Lingyi iTech Guangdong Co A Shares (China)	283,500	334,023
Luxshare Precision Industry Co Ltd A Shares (China)	179,019	999,449
Ofilm Group Co Ltd A Shares (China) (c)	133,000	216,664
Shengyi Technology Co Ltd A Shares (China)	102,117	422,479
Sunny Optical Technology Group Co Ltd	311,423	2,771,748
TCL Technology Group Corp A Shares (China)	627,316	435,396
Unisplendour Corp Ltd A Shares (China)	104,540	366,305
VSTECS Holdings Ltd	431,433	261,344
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	55,395	320,523
Zhejiang Dahua Technology Co Ltd A Shares (China)	88,019	184,800
		13,279,922
IT Services - 0.0%
Chinasoft International Ltd	1,060,507	710,462
GDS Holdings Ltd A Shares (c)	464,252	1,255,036
Isoftstone Information Technology Group Co Ltd A Shares (China)	33,600	248,856
Kingsoft Cloud Holdings Ltd (b)(c)	976,991	809,211
		3,023,565
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	17,094	427,041
Cambricon Technologies Corp Ltd A Shares (China) (c)	10,522	839,900
China Resources Microelectronics Ltd A Shares (China)	40,698	256,735
Daqo New Energy Corp ADR (b)(c)	23,637	423,339
Flat Glass Group Co Ltd A Shares (China)	78,900	208,746
GCL Technology Holdings Ltd (b)(c)	9,860,364	1,556,520
Gigadevice Semiconductor Inc A Shares (China) (c)	22,590	398,757
Hua Hong Semiconductor Ltd (b)(d)(e)	291,232	854,047
Hygon Information Technology Co Ltd A Shares (China)	65,859	1,173,355
JA Solar Technology Co Ltd A Shares (China)	142,600	245,161
JCET Group Co Ltd A Shares (China)	67,575	363,609
Jinko Solar Co Ltd A Shares (China)	234,648	197,532
JinkoSolar Holding Co Ltd ADR (b)	15,747	327,065
LONGi Green Energy Technology Co Ltd A Shares (China)	197,477	405,796
Montage Technology Co Ltd A Shares (China)	36,087	340,500
National Silicon Industry Group Co Ltd A Shares (China)	103,561	255,796
NAURA Technology Group Co Ltd A Shares (China)	13,881	725,477
Piotech Inc A Shares (China)	11,184	221,172
Sanan Optoelectronics CO Ltd A Shares (China)	155,885	247,304
Silergy Corp	143,962	1,661,295
Tongwei Co Ltd A Shares (China)	121,446	342,271
Will Semiconductor Co Ltd Shanghai A Shares (China)	31,873	466,193
Xinjiang Daqo New Energy Co Ltd A Shares (China)	50,093	148,130
Xinyi Solar Holdings Ltd	2,176,634	891,113
		12,976,854
Software - 0.0%
360 Security Technology Inc A Shares (China)	261,493	399,530
Beijing Fourth Paradigm Technology Co Ltd H Shares (b)(c)	46,700	300,270
Beijing Kingsoft Office Software Inc A Shares (China)	11,899	520,792
Empyrean Technology Co Ltd A Shares (China)	16,500	242,675
Hundsun Technologies Inc A Shares (China)	87,300	314,475
Iflytek Co Ltd A Shares (China)	64,438	452,500
Kingdee International Software Group Co Ltd (c)	1,347,041	1,777,176
Shanghai Baosight Software Co Ltd B Shares	719,410	1,152,025
Tuya Inc ADR	121,529	301,392
Weimob Inc (b)(c)(d)(e)	1,192,793	350,556
		5,811,391
Technology Hardware, Storage & Peripherals - 0.4%
China Greatwall Technology Group Co Ltd A Shares (China) (c)	113,300	203,973
IEIT Systems Co Ltd A Shares (China)	42,785	307,605
Legend Holdings Corp H Shares (c)(d)(e)	319,105	301,008
Lenovo Group Ltd	3,522,622	4,199,895
Shenzhen Transsion Holdings Co Ltd A Shares (China)	27,864	387,183
Xiaomi Corp B Shares (c)(d)(e)	6,638,817	33,274,147
		38,673,811
TOTAL INFORMATION TECHNOLOGY		78,324,841

Materials - 0.2%
Chemicals - 0.1%
China BlueChemical Ltd H Shares	970,073	271,405
China Risun Group Ltd (b)(d)	881,763	307,806
Dongyue Group Ltd (b)	629,461	668,892
Fufeng Group Ltd	770,722	514,349
Ganfeng Lithium Group Co Ltd H Shares (b)(d)(e)	99,502	246,715
Hengli Petrochemical Co Ltd A Shares (China)	220,420	456,494
Hoshine Silicon Industry Co Ltd A Shares (China)	33,870	243,181
Jiangsu Eastern Shenghong Co Ltd A Shares (China)	234,112	277,183
Jinan Acetate Chemical Co Ltd	25,080	633,662
LB Group Co Ltd A Shares (China)	95,741	240,376
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	222,454	538,786
Qinghai Salt Lake Industry Co Ltd A Shares (China) (c)	180,882	413,821
Rongsheng Petrochemical Co Ltd A Shares (China)	293,005	357,820
Satellite Chemical Co Ltd A Shares (China)	118,628	328,686
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	82,958	240,749
Shanghai Chlor-Alkali Chemical Co Ltd B Shares	862,176	541,603
Tianqi Lithium Corp A Shares (China)	71,900	304,327
Wanhua Chemical Group Co Ltd A Shares (China)	82,605	783,463
Zangge Mining Co Ltd A Shares (China)	59,298	252,694
Zhejiang Juhua Co Ltd A Shares (China)	80,294	285,904
Zhejiang NHU Co Ltd A Shares (China)	122,605	381,463
		8,289,379
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	685,206	1,842,306
China Jushi Co Ltd A Shares (China)	166,909	261,062
China National Building Material Co Ltd H Shares (b)	2,084,146	992,336
China Resources Building Materials Technology Holdings Ltd	1,347,374	259,379
CSG Holding Co Ltd B Shares	2,251,034	575,554
		3,930,637
Metals & Mining - 0.1%
Aluminum Corp of China Ltd H Shares	2,419,763	1,540,321
Baoshan Iron & Steel Co Ltd A Shares (China)	516,290	499,602
China Gold International Resources Corp Ltd (b)(c)	111,600	629,477
China Hongqiao Group Ltd	1,262,587	2,103,258
China Nonferrous Mining Corp Ltd	679,823	444,089
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	112,549	327,049
CMOC Group Ltd H Shares	2,288,590	1,680,044
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China) (c)	1,446,398	355,648
Jiangxi Copper Co Ltd H Shares	626,099	986,729
MMG Ltd (c)	1,888,021	617,879
Shandong Gold Mining Co Ltd A Shares (China)	243,048	825,267
Shandong Nanshan Aluminum Co Ltd A Shares (China)	623,628	350,905
Shougang Fushan Resources Group Ltd	1,153,564	352,351
Silvercorp Metals Inc	101,329	317,231
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	567,895	258,295
Western Mining Co Ltd A Shares (China)	99,458	240,387
Yunnan Aluminium Co Ltd A Shares (China)	133,636	306,197
Zhaojin Mining Industry Co Ltd H Shares	679,701	1,058,993
Zhongjin Gold Corp Ltd A Shares (China)	161,499	296,465
Zijin Mining Group Co Ltd H Shares	3,053,717	5,706,198
		18,896,385
Paper & Forest Products - 0.0%
Lee & Man Paper Manufacturing Ltd	885,360	254,522
TOTAL MATERIALS		31,370,923

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
C&D International Investment Group Ltd	331,326	543,429
China Jinmao Holdings Group Ltd	2,713,159	316,864
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	271,319	367,254
China Overseas Grand Oceans Group Ltd	988,217	220,678
China Overseas Land & Investment Ltd	1,679,270	2,663,763
China Overseas Property Holdings Ltd	647,121	399,473
China Resources Land Ltd	1,396,192	4,219,808
China Resources Mixc Lifestyle Services Ltd (d)(e)	306,233	1,155,463
China Vanke Co Ltd H Shares (b)(c)	1,388,304	1,029,838
Country Garden Services Holdings Co Ltd	1,000,743	649,875
ESR Group Ltd (d)(e)	661,478	1,017,019
Evergrande Property Services Group Ltd (c)(d)(e)	3,010,500	285,908
Greentown China Holdings Ltd	499,475	550,635
Greentown Service Group Co Ltd (d)	718,741	332,994
Guangzhou R&F Properties Co Ltd H Shares (b)(c)	921,200	144,234
Hainan Airport Infrastructure Co Ltd A Shares (China) (c)	517,843	261,797
Hopson Development Holdings Ltd (c)	704,533	269,448
KE Holdings Inc ADR	277,974	4,845,087
Longfor Group Holdings Ltd (d)(e)	905,297	1,140,931
Poly Developments and Holdings Group Co Ltd A Shares (China)	326,881	377,211
Poly Property Group Co Ltd	1,251,521	234,503
Poly Property Services Co Ltd H Shares (d)	89,265	312,752
Seazen Group Ltd (b)(c)	1,161,891	256,478
Shanghai Jinqiao Export Processing Zone Development Co Ltd B Shares	404,873	331,513
Shenzhen Investment Ltd	1,711,317	177,898
Shoucheng Holdings Ltd (b)	1,296,456	164,720
Sunac China Holdings Ltd (b)(c)	2,659,567	539,293
Wharf Holdings Ltd/The	470,027	1,146,128
Yuexiu Property Co Ltd	729,788	454,250
		24,409,244
Utilities - 0.2%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	243,970	835,996
China Gas Holdings Ltd	1,308,089	1,081,135
China Resources Gas Group Ltd	409,947	1,391,586
ENN Energy Holdings Ltd	350,859	2,366,257
ENN Natural Gas Co Ltd A Shares (China)	77,065	217,617
Kunlun Energy Co Ltd	1,730,575	1,654,639
Towngas Smart Energy Co Ltd (b)	719,409	278,830
Zhongyu Energy Holdings Ltd (b)(c)	424,710	244,190
		8,070,250
Independent Power and Renewable Electricity Producers - 0.1%
CGN New Energy Holdings Co Ltd (d)(e)	921,501	264,911
CGN Power Co Ltd H Shares (d)(e)	5,351,524	1,723,883
China Datang Corp Renewable Power Co Ltd H Shares (b)	1,362,308	370,653
China Longyuan Power Group Corp Ltd H Shares	1,425,145	1,046,193
China National Nuclear Power Co Ltd A Shares (China)	689,358	929,105
China Power International Development Ltd	2,083,552	775,459
China Resources Power Holdings Co Ltd	855,684	1,897,640
China Three Gorges Renewables Group Co Ltd A Shares (China)	818,439	474,854
China Yangtze Power Co Ltd A Shares (China)	687,581	2,741,644
GD Power Development Co Ltd A Shares (China)	528,611	306,672
Huadian Power International Corp Ltd A Shares (China)	273,052	194,981
Huaneng Power International Inc A Shares (China)	222,589	198,025
Huaneng Power International Inc H Shares	1,945,185	1,018,539
SDIC Power Holdings Co Ltd A Shares (China)	205,931	409,096
Sichuan Chuantou Energy Co Ltd A Shares (China)	154,202	338,214
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	341,651	252,671
		12,942,540
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	1,906,921	528,619
China Water Affairs Group Ltd	539,697	310,995
Guangdong Investment Ltd	1,333,205	1,006,076
		1,845,690
TOTAL UTILITIES		22,858,480

TOTAL CHINA		1,027,990,785
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	108,461	1,111,694
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	300,009	737,715
Metals & Mining - 0.0%
Aris Mining Corp (b)(c)	78,497	292,200
TOTAL MATERIALS		1,029,915

Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	193,451	850,172
TOTAL COLOMBIA		2,991,781
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (c)	322,650	3,465,488
CYPRUS - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ATALAYA MINING COPPER SA (b)	58,751	250,588
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	41,880	1,536,871
Moneta Money Bank AS (d)(e)	159,385	900,647
		2,437,518
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	70,050	3,069,749
TOTAL CZECH REPUBLIC		5,507,267
DENMARK - 1.6%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Better Collective A/S (b)(c)	19,065	185,701
Consumer Discretionary - 0.1%
Household Durables - 0.0%
GN Store Nord AS (c)	60,578	1,248,059
Specialty Retail - 0.0%
Matas A/S	18,428	355,069
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	35,451	6,803,568
TOTAL CONSUMER DISCRETIONARY		8,406,696

Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	40,809	4,274,380
Royal Unibrew A/S	21,666	1,496,949
		5,771,329
Food Products - 0.0%
Schouw & Co A/S	6,051	470,230
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (d)(e)	24,859	357,335
TOTAL CONSUMER STAPLES		6,598,894

Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	295,410	8,833,594
Jyske Bank A/S	19,741	1,429,811
Ringkjoebing Landbobank A/S	11,678	1,907,560
Spar Nord Bank A/S	31,639	914,866
Sydbank AS	24,188	1,285,176
		14,371,007
Insurance - 0.0%
Alm Brand A/S	376,348	785,312
Tryg A/S	142,868	2,897,758
		3,683,070
TOTAL FINANCIALS		18,054,077

Health Care - 1.0%
Biotechnology - 0.0%
Bavarian Nordic A/S (c)	34,524	948,135
Genmab A/S (c)	27,209	5,348,120
Zealand Pharma A/S (c)	27,939	2,856,705
		9,152,960
Health Care Equipment & Supplies - 0.1%
Ambu AS Series B	83,304	1,560,510
Coloplast AS Series B	54,363	6,260,855
Demant A/S (c)	39,772	1,603,420
		9,424,785
Life Sciences Tools & Services - 0.0%
Chemometec A/S	7,019	546,430
Pharmaceuticals - 0.9%
ALK-Abello A/S Series B (c)	58,385	1,321,379
H Lundbeck A/S Series B	137,386	841,891
Novo Nordisk A/S Series B	1,393,377	117,635,395
		119,798,665
TOTAL HEALTH CARE		138,922,840

Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	88,180	17,566,714
Building Products - 0.0%
ROCKWOOL A/S Series B	4,115	1,463,330
Commercial Services & Supplies - 0.0%
ISS A/S	66,404	1,255,466
Construction & Engineering - 0.0%
Cadeler A/S (c)	96,406	512,748
Per Aarsleff Holding A/S Series B	8,071	520,055
		1,032,803
Electrical Equipment - 0.1%
NKT A/S (c)	23,311	1,563,940
Vestas Wind Systems A/S (c)	437,131	6,012,579
		7,576,519
Machinery - 0.0%
FLSmidth & Co A/S	19,061	992,625
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,099	1,591,978
AP Moller - Maersk A/S Series B	2,118	3,128,029
D/S Norden A/S	9,859	280,695
Dfds A/S	14,846	221,040
		5,221,742
Transportation Infrastructure - 0.0%
Svitzer Group A/S	6,402	188,678
TOTAL INDUSTRIALS		35,297,877

Information Technology - 0.0%
IT Services - 0.0%
Netcompany Group A/S (c)(d)(e)	20,140	823,150
Software - 0.0%
cBrain A/S	5,836	156,907
TOTAL INFORMATION TECHNOLOGY		980,057

Materials - 0.1%
Chemicals - 0.1%
Novonesis (Novozymes) B Series B	151,224	8,686,661
Construction Materials - 0.0%
Cementir Holding NV	29,551	359,904
TOTAL MATERIALS		9,046,565

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (c)(d)(e)	72,556	2,797,799
TOTAL DENMARK		220,290,506
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	674,868	391,378
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	1,040,490	1,578,446
Capital Markets - 0.0%
EFG Holding S.A.E. (c)	651,259	277,462
TOTAL FINANCIALS		1,855,908

Materials - 0.0%
Metals & Mining - 0.0%
Ezz Steel (c)	122,302	325,319
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	485,605	528,529
TOTAL EGYPT		3,101,134
FAROE ISLANDS - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Bakkafrost	23,339	1,333,074
FINLAND - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	61,367	2,644,525
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Nokian Renkaat Oyj	57,575	479,977
Broadline Retail - 0.0%
Puuilo Oyj	43,962	466,552
Tokmanni Group Corp	23,137	335,312
		801,864
Leisure Products - 0.0%
Harvia Oyj (d)	8,472	417,031
Textiles, Apparel & Luxury Goods - 0.0%
Marimekko Oyj	19,586	260,483
TOTAL CONSUMER DISCRETIONARY		1,959,355

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	117,207	2,249,425
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	183,726	2,328,045
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	1,356,121	16,129,780
Insurance - 0.1%
Mandatum Holding Oy	210,168	1,038,469
Sampo Oyj A Shares	197,262	8,140,563
Sampo Oyj Series A (Denmark) (c)	14,018	579,561
		9,758,593
TOTAL FINANCIALS		25,888,373

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Revenio Group Oyj	11,696	375,408
Pharmaceuticals - 0.0%
Orion Oyj B Shares	47,172	2,561,323
TOTAL HEALTH CARE		2,936,731

Industrials - 0.1%
Machinery - 0.1%
Cargotec Oyj B Shares	17,229	857,922
Kalmar Oyj B Shares	17,343	585,717
Kone Oyj B Shares	145,730	7,559,016
Konecranes Oyj A Shares	29,306	1,772,439
Metso Oyj	271,898	2,707,843
Valmet Oyj (b)	64,381	1,759,886
Wartsila OYJ Abp	218,585	4,139,505
		19,382,328
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	2,304,749	10,867,925
IT Services - 0.0%
TietoEVRY Oyj	57,747	1,113,067
Software - 0.0%
QT Group Oyj (c)	8,631	706,007
TOTAL INFORMATION TECHNOLOGY		12,686,999

Materials - 0.1%
Chemicals - 0.0%
Kemira Oyj	52,121	1,150,617
Containers & Packaging - 0.0%
Huhtamaki Oyj	42,961	1,590,177
Metsa Board Oyj B Shares	79,907	399,225
		1,989,402
Metals & Mining - 0.0%
Outokumpu Oyj A Shares (b)	163,963	525,083
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	253,500	2,807,579
UPM-Kymmene Oyj	230,525	6,798,157
		9,605,736
TOTAL MATERIALS		13,270,838

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Kojamo Oyj (c)	63,947	665,376
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	193,406	2,808,951
TOTAL FINLAND		86,820,946
FRANCE - 5.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	799,148	8,594,445
Entertainment - 0.0%
Bollore SE	303,267	1,796,418
Ubisoft Entertainment SA (c)	43,742	504,711
Vivendi SE	320,164	904,941
		3,206,070
Media - 0.1%
Canal+ SA	322,339	734,390
Eutelsat Communications SACA (b)(c)	59,390	106,587
IPSOS SA	17,236	819,290
JCDecaux SE (c)	29,989	503,058
Louis Hachette Group	324,112	433,473
Metropole Television SA	19,555	251,551
Publicis Groupe SA	98,901	10,562,660
Television Francaise 1 SA	28,773	227,152
		13,638,161
TOTAL COMMUNICATION SERVICES		25,438,676

Consumer Discretionary - 1.2%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	287,702	10,005,419
Forvia SE	71,165	748,232
Opmobility	29,480	334,879
Valeo SE	98,432	1,105,377
		12,193,907
Automobiles - 0.0%
Renault SA	83,099	4,280,173
Trigano SA	4,110	564,089
		4,844,262
Hotels, Restaurants & Leisure - 0.1%
Accor SA	84,844	4,379,734
Elior Group SA (c)(d)(e)	57,209	155,493
La Francaise des Jeux SACA (d)(e)	44,776	1,703,809
Sodexo SA	38,399	2,836,261
		9,075,297
Household Durables - 0.0%
SEB SA	11,649	1,109,977
Leisure Products - 0.0%
Beneteau SACA (b)	21,352	203,785
Textiles, Apparel & Luxury Goods - 1.0%
Hermes International SCA	13,675	38,643,876
Kering SA	32,246	8,441,624
LVMH Moet Hennessy Louis Vuitton SE	118,903	86,966,201
		134,051,701
TOTAL CONSUMER DISCRETIONARY		161,478,929

Consumer Staples - 0.5%
Beverages - 0.1%
Pernod Ricard SA	87,258	9,975,464
Remy Cointreau SA	10,773	617,469
		10,592,933
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	234,584	3,342,209
Food Products - 0.1%
Danone SA	277,855	19,462,343
Personal Care Products - 0.3%
Interparfums SA	11,562	527,754
L'Oreal SA	103,599	38,438,562
		38,966,316
TOTAL CONSUMER STAPLES		72,363,801

Energy - 0.4%
Energy Equipment & Services - 0.0%
Technip Energies NV	67,408	1,921,651
Vallourec SACA (c)	71,782	1,369,441
		3,291,092
Oil, Gas & Consumable Fuels - 0.4%
Etablissements Maurel et Prom SA	41,861	269,028
Gaztransport Et Technigaz SA	15,598	2,393,224
TotalEnergies SE	930,419	53,901,161
		56,563,413
TOTAL ENERGY		59,854,505

Financials - 0.6%
Banks - 0.3%
BNP Paribas SA	439,440	30,018,010
Credit Agricole SA	456,562	6,873,263
Societe Generale SA Series A	311,797	10,092,886
		46,984,159
Capital Markets - 0.0%
Amundi SA (d)(e)	27,164	1,916,236
Antin Infrastructure Partners SA	19,859	232,387
		2,148,623
Financial Services - 0.1%
Edenred SE	108,054	3,726,045
Eurazeo SE	19,483	1,609,859
Peugeot Invest SA	2,759	214,664
Pluxee France SA (b)	39,727	924,197
Wendel SE	11,956	1,182,641
Worldline SA/France (c)(d)(e)	93,966	830,532
		8,487,938
Insurance - 0.2%
AXA SA	759,036	28,795,670
Coface SA	52,043	841,695
SCOR SE	66,762	1,707,924
		31,345,289
TOTAL FINANCIALS		88,966,009

Health Care - 0.3%
Biotechnology - 0.0%
Abivax SA (c)	21,330	132,677
Valneva SE (b)(c)	79,825	225,907
		358,584
Health Care Equipment & Supplies - 0.3%
BioMerieux	18,209	2,212,021
EssilorLuxottica SA	128,405	35,393,192
		37,605,213
Health Care Providers & Services - 0.0%
Emeis SA (b)(c)	33,755	222,361
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	12,715	2,946,767
Pharmaceuticals - 0.0%
Ipsen SA	16,562	2,048,025
Virbac SACA	1,970	662,152
		2,710,177
TOTAL HEALTH CARE		43,843,102

Industrials - 1.4%
Aerospace & Defense - 0.8%
Airbus SE	256,867	44,430,675
Dassault Aviation SA	8,572	1,936,807
LISI SA	10,019	284,788
Safran SA	156,921	38,900,152
Thales SA	40,079	6,490,319
		92,042,741
Air Freight & Logistics - 0.0%
ID Logistics Group SACA (c)	1,572	659,655
Building Products - 0.2%
Cie de Saint-Gobain SA	196,120	18,390,844
Commercial Services & Supplies - 0.0%
Derichebourg SA	52,030	291,200
Elis SA	75,618	1,548,526
Elis SA (United Kingdom)	1,901	38,929
Societe BIC SA	10,563	696,932
SPIE SA	63,426	2,118,701
		4,694,288
Construction & Engineering - 0.3%
Bouygues SA	82,104	2,609,790
Eiffage SA	32,046	2,869,667
Vinci SA	215,225	23,290,113
		28,769,570
Electrical Equipment - 0.1%
Legrand SA	113,252	11,546,362
Mersen SA	11,818	267,880
Nexans SA	13,432	1,311,920
		13,126,162
Machinery - 0.0%
Alstom SA (c)	150,741	2,983,599
Passenger Airlines - 0.0%
Air France-KLM (b)(c)	56,166	466,132
Professional Services - 0.0%
Bureau Veritas SA	137,697	4,305,405
Teleperformance SE	23,863	2,243,836
		6,549,241
Trading Companies & Distributors - 0.0%
Rexel SA	98,311	2,608,849
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	14,726	1,680,443
Getlink SE Series A	127,448	2,043,376
		3,723,819
TOTAL INDUSTRIALS		174,014,900

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
VusionGroup	3,119	536,794
IT Services - 0.1%
Alten SA	13,684	1,266,974
Capgemini SE	67,315	12,232,240
Sopra Steria Group	6,894	1,284,470
Wavestone (b)	4,373	222,517
		15,006,201
Semiconductors & Semiconductor Equipment - 0.0%
SOITEC (c)	11,838	1,041,407
Software - 0.1%
Dassault Systemes SE	289,613	11,307,024
Technology Hardware, Storage & Peripherals - 0.0%
Quadient SA	15,894	300,749
TOTAL INFORMATION TECHNOLOGY		28,192,175

Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	248,790	43,459,080
Arkema SA	25,444	2,032,461
		45,491,541
Construction Materials - 0.0%
Imerys SA	17,306	479,352
Vicat SACA	10,226	427,520
		906,872
Containers & Packaging - 0.0%
Verallia SA (d)(e)	32,970	1,019,252
Metals & Mining - 0.0%
Eramet SA (b)	4,219	236,566
TOTAL MATERIALS		47,654,231

Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	24,697	1,314,340
ICADE (b)	16,353	385,436
		1,699,776
Office REITs - 0.0%
Gecina SA	19,891	1,944,842
Real Estate Management & Development - 0.0%
Nexity SA (c)	18,532	249,156
Residential REITs - 0.0%
Altarea SCA (c)	2,762	288,822
Retail REITs - 0.1%
Carmila SA	28,831	499,485
Klepierre SA	92,114	2,742,545
Mercialys SA	49,458	542,323
Unibail-Rodamco-Westfield unit	50,908	4,270,375
		8,054,728
TOTAL REAL ESTATE		12,237,324

Utilities - 0.2%
Gas Utilities - 0.0%
Rubis SCA	34,673	909,316
Independent Power and Renewable Electricity Producers - 0.0%
Neoen SA (d)(e)	28,773	1,187,398
Multi-Utilities - 0.2%
Engie SA	782,721	12,921,069
Veolia Environnement SA	302,327	8,626,563
		21,547,632
TOTAL UTILITIES		23,644,346

TOTAL FRANCE		737,687,998
GEORGIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Georgia Group PLC	15,808	931,996
TBC Bank Group PLC	18,905	782,906

TOTAL GEORGIA		1,714,902
GERMANY - 5.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	1,503,715	50,448,074
United Internet AG	38,626	649,545
		51,097,619
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	27,256	2,669,195
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	32,613	3,171,818
Media - 0.0%
ProSiebenSat.1 Media SE (b)	66,743	385,316
Stroeer SE & Co KGaA	17,203	1,018,137
		1,403,453
Wireless Telecommunication Services - 0.0%
1&1 AG	17,340	219,820
Freenet AG	53,009	1,635,448
		1,855,268
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Continental AG	47,573	3,381,162
SAF-Holland SE	24,187	416,019
Schaeffler AG (b)(c)	92,029	410,143
		4,207,324
Automobiles - 0.3%
Bayerische Motoren Werke AG	130,013	10,601,213
Mercedes-Benz Group AG	321,521	19,561,377
Volkswagen AG	11,435	1,197,497
		31,360,087
Hotels, Restaurants & Leisure - 0.0%
TUI AG (c)	198,310	1,687,371
Specialty Retail - 0.0%
Auto1 Group SE (c)(d)(e)	48,418	944,302
CECONOMY AG (c)	76,218	236,414
Fielmann Group AG	12,103	549,938
Hornbach Holding AG & Co KGaA	5,768	443,394
Zalando SE (c)(d)(e)	97,734	3,664,208
		5,838,256
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	70,088	18,533,599
HUGO BOSS AG	23,427	1,099,232
Puma SE	46,008	1,443,741
		21,076,572
TOTAL CONSUMER DISCRETIONARY		64,169,610

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
HelloFresh SE (c)	68,676	758,754
METRO AG	52,824	210,978
		969,732
Food Products - 0.0%
Suedzucker AG (b)	31,108	342,400
Household Products - 0.0%
Henkel AG & Co KGaA	52,480	4,053,938
Personal Care Products - 0.1%
Beiersdorf AG	42,675	5,708,803
TOTAL CONSUMER STAPLES		11,074,873

Financials - 1.0%
Banks - 0.0%
Commerzbank AG	410,082	7,946,828
Capital Markets - 0.3%
Barlatier SA	818,798	16,088,035
Deutsche Boerse AG	81,114	20,038,233
flatexDEGIRO AG	39,610	672,872
Mutares SE & Co KGaA (b)	6,752	187,020
		36,986,160
Financial Services - 0.0%
Deutsche Pfandbriefbank AG (b)(c)(d)(e)	65,466	372,171
GRENKE AG (b)	14,186	248,121
Hypoport SE (b)(c)	1,948	433,272
		1,053,564
Insurance - 0.7%
Allianz SE	168,583	54,969,228
Hannover Rueck SE	26,013	6,862,511
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	57,779	31,318,089
Talanx AG	27,999	2,384,690
		95,534,518
TOTAL FINANCIALS		141,521,070

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec Ag (b)	17,870	1,094,689
Eckert & Ziegler SE	7,320	414,239
Siemens Healthineers AG (d)(e)	121,730	6,908,931
		8,417,859
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	89,192	4,430,593
Fresenius SE & Co KGaA (c)	182,170	6,986,707
		11,417,300
Health Care Technology - 0.0%
CompuGroup Medical SE & Co KgaA (b)	14,938	341,702
Life Sciences Tools & Services - 0.0%
Evotec SE (b)(c)	67,872	609,050
Gerresheimer AG	15,238	1,073,356
Schott Pharma AG & Co KGaA	17,413	425,955
		2,108,361
Pharmaceuticals - 0.1%
Bayer AG	425,088	9,512,038
Dermapharm Holding SE	9,518	392,490
Merck KGaA	55,776	8,419,528
		18,324,056
TOTAL HEALTH CARE		40,609,278

Industrials - 1.3%
Aerospace & Defense - 0.3%
Hensoldt AG (b)	29,522	1,187,681
Montana Aerospace Ag (c)(d)(e)	14,265	254,679
MTU Aero Engines AG	23,375	8,019,219
Rheinmetall AG	18,870	14,787,513
		24,249,092
Air Freight & Logistics - 0.1%
Deutsche Post AG	439,982	15,840,589
Commercial Services & Supplies - 0.0%
Bilfinger SE	14,389	741,880
Cewe Stiftung & Co KGAA	3,114	330,153
		1,072,033
Electrical Equipment - 0.1%
Energiekontor AG (b)	4,842	224,029
Nordex SE (c)	53,062	615,971
PNE AG (b)	17,882	225,207
Siemens Energy AG (c)	276,854	16,472,059
		17,537,266
Ground Transportation - 0.0%
Sixt SE (b)	12,070	982,931
Industrial Conglomerates - 0.6%
Siemens AG	328,346	70,389,506
Machinery - 0.2%
Daimler Truck Holding AG	213,563	9,449,118
Deutz AG	77,460	376,071
Duerr AG	24,883	616,946
Gea Group Ag	67,886	3,595,193
JOST Werke SE (d)(e)	6,806	328,315
KION Group AG	32,304	1,209,454
Knorr-Bremse AG	31,675	2,513,763
Krones AG	6,774	927,610
Norma Group SE	18,544	318,959
Pfeiffer Vacuum Technology AG	2,099	337,948
Rational AG	2,239	1,994,071
RENK GmbH (b)	28,640	729,706
Stabilus SE	12,501	414,345
Vossloh AG	6,038	297,218
Wacker Neuson SE	21,586	367,250
		23,475,967
Passenger Airlines - 0.0%
Deutsche Lufthansa AG (b)	264,508	1,715,802
Professional Services - 0.0%
Amadeus Fire AG	3,316	271,073
Trading Companies & Distributors - 0.0%
Brenntag SE	56,847	3,576,810
Transportation Infrastructure - 0.0%
Fraport AG Frankfurt Airport Services Worldwide (b)(c)	16,243	968,903
TOTAL INDUSTRIALS		160,079,972

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.0%
Jenoptik AG	24,026	541,362
Softwareone Holding AG	53,819	352,194
		893,556
IT Services - 0.0%
Bechtle AG	38,018	1,281,797
CANCOM SE	19,385	509,185
GFT Technologies SE	10,703	252,600
IONOS Group SE (c)	13,802	353,659
Nagarro SE (c)	3,728	327,184
		2,724,425
Semiconductors & Semiconductor Equipment - 0.1%
AIXTRON SE (b)	51,245	718,479
Elmos Semiconductor SE (b)	3,529	259,930
Infineon Technologies AG	564,988	18,575,964
Siltronic AG	9,472	435,303
SUSS MicroTec SE	8,309	375,821
		20,365,497
Software - 1.0%
Atoss Software SE	4,419	529,942
Nemetschek SE	25,343	3,047,107
Northern Data AG (b)(c)	6,380	296,845
SAP SE	451,504	124,422,880
TeamViewer SE (c)(d)(e)	68,768	817,912
		129,114,686
TOTAL INFORMATION TECHNOLOGY		153,098,164

Materials - 0.3%
Chemicals - 0.2%
BASF SE	385,293	18,562,539
Covestro AG	81,227	4,996,908
Evonik Industries AG	110,782	2,084,169
K+S AG (b)	76,171	1,060,051
LANXESS AG	38,335	1,044,327
Symrise AG	57,332	5,870,456
Wacker Chemie AG (b)	8,316	572,834
		34,191,284
Construction Materials - 0.1%
Heidelberg Materials AG	59,146	8,372,307
Metals & Mining - 0.0%
Aurubis AG (b)	13,854	1,090,127
Salzgitter AG (b)	13,521	250,937
thyssenkrupp AG	219,019	1,091,291
		2,432,355
TOTAL MATERIALS		44,995,946

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA (c)	335,629	999,281
Grand City Properties SA (c)	33,729	389,794
LEG Immobilien SE	32,452	2,682,483
Sirius Real Estate Ltd	686,719	682,448
TAG Immobilien AG (c)	79,032	1,182,264
Vonovia SE	320,235	9,830,147
		15,766,417
Retail REITs - 0.0%
Hamborner REIT AG (b)	59,996	400,824
TOTAL REAL ESTATE		16,167,241

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
RWE AG	273,253	8,467,771
Multi-Utilities - 0.1%
E.ON SE	967,868	11,464,220
TOTAL UTILITIES		19,931,991

TOTAL GERMANY		711,845,498
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tullow Oil PLC (c)	699,057	156,017
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	30,174	358,769
GREECE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	78,197	1,184,375
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	77,739	1,335,505
Specialty Retail - 0.0%
FF Group (c)(f)	881	0
JUMBO SA	50,402	1,369,920
		1,369,920
TOTAL CONSUMER DISCRETIONARY		2,705,425

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HELLENiQ ENERGY Holdings S.A.	43,556	338,436
Motor Oil Hellas Corinth Refineries SA	29,679	657,653
		996,089
Financials - 0.1%
Banks - 0.1%
Alpha Services and Holdings SA	981,231	1,815,985
Eurobank Ergasias Services and Holdings SA	1,142,151	2,858,494
National Bank of Greece SA	377,557	3,282,259
Optima bank SA	35,156	488,709
Piraeus Financial Holdings SA	466,756	2,111,815
		10,557,262
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	29,405	569,829
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	48,284	1,741,122
Passenger Airlines - 0.0%
Aegean Airlines SA	26,077	294,058
Transportation Infrastructure - 0.0%
Athens International Airport SA	27,114	241,058
TOTAL INDUSTRIALS		2,846,067

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LAMDA Development SA (c)	39,821	287,520
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	92,608	1,267,184
Independent Power and Renewable Electricity Producers - 0.0%
Terna Energy SA	24,989	518,471
TOTAL UTILITIES		1,785,655

TOTAL GREECE		20,362,393
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA depository receipt	43,904	1,174,437
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKBN Ltd	617,000	417,304
HKT Trust & HKT Ltd unit	1,647,622	2,025,722
PCCW Ltd	2,003,545	1,164,807
		3,607,833
Entertainment - 0.0%
Alibaba Pictures Group Ltd (c)	6,405,050	435,667
SMI Holdings Group Ltd (c)(f)	7,200	0
		435,667
TOTAL COMMUNICATION SERVICES		4,043,500

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Johnson Electric Holdings Ltd	197,929	261,639
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(c)	211,681	215,915
Hotels, Restaurants & Leisure - 0.0%
Cafe de Coral Holdings Ltd	271,968	264,572
Melco International Development Ltd (b)(c)	394,053	218,472
Melco Resorts & Entertainment Ltd ADR (c)	100,008	591,047
		1,074,091
Household Durables - 0.0%
Man Wah Holdings Ltd	736,307	446,023
Skyworth Group Ltd	765,836	264,390
		710,413
Specialty Retail - 0.0%
Luk Fook Holdings International Ltd	201,685	370,140
Textiles, Apparel & Luxury Goods - 0.0%
Stella International Holdings Ltd	268,743	607,715
Yue Yuen Industrial Holdings Ltd	360,119	763,506
		1,371,221
TOTAL CONSUMER DISCRETIONARY		4,003,419

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
DFI Retail Group Holdings Ltd (Singapore)	175,600	411,978
Food Products - 0.0%
Vitasoy International Holdings Ltd (b)	370,225	425,251
WH Group Ltd (d)(e)	3,652,566	2,845,400
		3,270,651
TOTAL CONSUMER STAPLES		3,682,629

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Brightoil Petroleum Holdings Ltd (c)(f)	26,000	0
Financials - 0.6%
Banks - 0.0%
Bank of East Asia Ltd/The	523,646	662,630
Dah Sing Financial Holdings Ltd	103,108	367,870
Hang Seng Bank Ltd	323,951	4,051,518
		5,082,018
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	24,412	2,359,419
Hong Kong Exchanges & Clearing Ltd	521,220	20,400,388
		22,759,807
Insurance - 0.4%
AIA Group Ltd	4,726,816	33,230,210
Prudential PLC	1,162,773	9,676,528
		42,906,738
TOTAL FINANCIALS		70,748,563

Health Care - 0.0%
Pharmaceuticals - 0.0%
Grand Pharmaceutical Group Ltd	669,039	362,344
Sino Biopharmaceutical Ltd	4,642,352	1,680,134
SSY Group Ltd	740,300	300,227
United Laboratories International Holdings Ltd/The	463,961	687,138
		3,029,843
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	679,608	2,123,802
Industrial Conglomerates - 0.0%
CTF Services Ltd	461,402	434,642
Jardine Matheson Holdings Ltd (Singapore)	69,115	2,783,991
Swire Pacific Ltd A Shares	171,658	1,484,843
		4,703,476
Machinery - 0.1%
Techtronic Industries Co Ltd	594,754	7,998,905
Marine Transportation - 0.0%
Orient Overseas International Ltd	58,245	778,155
Pacific Basin Shipping Ltd	2,429,102	492,560
		1,270,715
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	2,309,046	364,568
TOTAL INDUSTRIALS		16,461,466

Information Technology - 0.0%
Communications Equipment - 0.0%
VTech Holdings Ltd	84,273	554,833
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)(c)	123,314	406,726
Kingboard Laminates Holdings Ltd	464,699	465,779
MH Development Ltd (c)(f)	74,000	0
PAX Global Technology Ltd	398,225	244,805
Wasion Holdings Ltd	261,880	257,783
		1,375,093
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	136,498	1,244,649
TOTAL INFORMATION TECHNOLOGY		3,174,575

Materials - 0.0%
Paper & Forest Products - 0.0%
Nine Dragons Paper Holdings Ltd (b)(c)	893,508	362,362
Real Estate - 0.3%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	820,035	3,415,103
Hang Lung Properties Ltd	855,400	675,151
Henderson Land Development Co Ltd	630,886	1,749,747
Hongkong Land Holdings Ltd (Singapore)	478,584	2,082,521
Hysan Development Co Ltd	326,691	471,259
Kerry Properties Ltd	281,616	552,975
New World Development Co Ltd (b)	623,715	333,794
Sino Land Co Ltd	1,717,554	1,646,598
Sun Hung Kai Properties Ltd	621,236	5,553,444
Wharf Real Estate Investment Co Ltd	729,238	1,810,016
		18,290,608
Retail REITs - 0.1%
Fortune Real Estate Investment Trust	804,863	413,179
Link REIT	1,118,104	4,606,212
		5,019,391
TOTAL REAL ESTATE		23,309,999

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	272,743	1,855,180
CLP Holdings Ltd	705,343	5,864,635
Power Assets Holdings Ltd	599,165	3,871,708
		11,591,523
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	4,747,943	3,637,780
Independent Power and Renewable Electricity Producers - 0.0%
Concord New Energy Group Ltd	3,376,564	205,838
TOTAL UTILITIES		15,435,141

TOTAL HONG KONG		144,251,497
HUNGARY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Magyar Telekom Telecommunications PLC	165,317	582,524
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	180,730	1,322,373
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	97,067	6,009,017
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	63,833	1,652,060
TOTAL HUNGARY		9,565,974
INDIA - 5.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
HFCL Ltd	347,172	391,100
Indus Towers Ltd (c)	521,607	2,083,007
Railtel Corp of India Ltd	51,527	240,714
Tata Communications Ltd	52,122	979,902
Tata Teleservices Maharashtra Ltd (c)	254,983	210,234
		3,904,957
Entertainment - 0.0%
PVR Inox Ltd (c)	35,778	448,979
Saregama India Ltd (c)	43,571	238,803
Tips Music Ltd	27,356	202,912
		890,694
Interactive Media & Services - 0.0%
Info Edge India Ltd	31,175	2,770,196
Media - 0.0%
Affle India Ltd (c)	30,660	531,387
Sun TV Network Ltd	48,705	347,300
Zee Entertainment Enterprises Ltd	360,739	437,759
		1,316,446
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	1,106,762	20,714,660
Vodafone Idea Ltd (c)	10,839,201	1,126,893
		21,841,553
TOTAL COMMUNICATION SERVICES		30,723,846

Consumer Discretionary - 0.8%
Automobile Components - 0.2%
Apollo Tyres Ltd	136,532	686,344
Asahi India Glass Ltd	35,463	276,245
Balkrishna Industries Ltd	34,308	1,095,435
Bharat Forge Ltd	112,742	1,589,387
Bosch Ltd	3,218	1,066,416
Ceat Ltd	10,407	342,732
CIE Automotive India Ltd	71,491	382,144
Endurance Technologies Ltd (d)(e)	16,540	379,231
Exide Industries Ltd	202,671	874,100
JBM Auto Ltd	25,328	233,497
JK Tyre & Industries Ltd	61,332	223,962
Minda Corp Ltd	55,482	363,995
Motherson Sumi Wiring India Ltd	856,620	553,551
MRF Ltd	1,025	1,342,526
Samvardhana Motherson International Ltd	1,414,839	2,296,428
Sansera Engineering Ltd (d)(e)	34,552	502,352
Sona Blw Precision Forgings Ltd (d)(e)	191,348	1,110,982
Sundram Fasteners Ltd	50,188	604,327
Tube Investments of India Ltd	46,576	1,782,069
TVS Holdings Ltd	2,510	270,716
UNO Minda Ltd	89,039	969,085
ZF Commercial Vehicle Control Systems India Ltd	3,055	388,588
		17,334,112
Automobiles - 0.4%
Bajaj Auto Ltd	29,068	2,963,210
Eicher Motors Ltd	59,775	3,578,503
Hero MotoCorp Ltd	52,255	2,610,625
Mahindra & Mahindra Ltd	403,945	13,891,735
Maruti Suzuki India Ltd	54,339	7,703,311
Tata Motors Ltd	874,988	7,205,775
TVS Motor Co Ltd	103,811	2,938,993
		40,892,152
Hotels, Restaurants & Leisure - 0.1%
Chalet Hotels Ltd (c)	42,867	380,767
Devyani International Ltd (c)	200,633	388,628
EIH Ltd	102,962	439,176
Indian Hotels Co Ltd/The	372,075	3,274,615
ITC Hotels Ltd	126,236	235,974
Jubilant Foodworks Ltd	162,296	1,314,737
Lemon Tree Hotels Ltd (c)(d)(e)	232,941	364,540
Restaurant Brands Asia Ltd (c)	260,432	217,885
Sapphire Foods India Ltd (c)	111,841	373,101
Westlife Foodworld Ltd (c)	33,371	279,164
Zomato Ltd (c)	2,870,896	7,275,842
		14,544,429
Household Durables - 0.0%
Amber Enterprises India Ltd (c)	9,308	695,962
Bajaj Electricals Ltd	28,677	232,099
Cello World Ltd	33,761	253,948
Crompton Greaves Consumer Electricals Ltd	293,391	1,160,261
Dixon Technologies India Ltd (d)	14,410	2,481,827
Sheela Foam Ltd (c)	27,922	294,838
TTK Prestige Ltd	26,531	226,025
Whirlpool of India Ltd	30,148	395,334
		5,740,294
Specialty Retail - 0.0%
Aditya Birla Fashion and Retail Ltd (c)	189,118	595,818
Trent Ltd	78,655	5,202,304
		5,798,122
Textiles, Apparel & Luxury Goods - 0.1%
Arvind Ltd	79,057	307,247
Bata India Ltd	28,025	418,651
Gokaldas Exports Ltd (c)	28,232	307,784
Kalyan Jewellers India Ltd	184,853	1,068,737
KPR Mill Ltd	46,762	501,283
Page Industries Ltd	2,726	1,406,442
Raymond Lifestyle Ltd	12,866	219,196
Relaxo Footwears Ltd	42,531	269,580
Safari Industries India Ltd	12,089	335,406
Titan Co Ltd	153,783	6,175,035
Trident Ltd/India	754,664	269,413
Vardhman Textiles Ltd	54,761	288,165
Vedant Fashions Ltd	33,242	357,455
VIP Industries Ltd	38,488	164,827
		12,089,221
TOTAL CONSUMER DISCRETIONARY		96,398,330

Consumer Staples - 0.3%
Beverages - 0.0%
Radico Khaitan Ltd	33,202	834,006
United Spirits Ltd	126,858	2,081,878
Varun Beverages Ltd	493,272	3,050,910
		5,966,794
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (c)(d)(e)	70,658	2,985,741
Medplus Health Services Ltd (c)	38,087	317,739
		3,303,480
Food Products - 0.1%
Balrampur Chini Mills Ltd	70,224	393,987
Bikaji Foods International Ltd	34,343	273,220
Bombay Burmah Trading Co	10,696	260,836
Britannia Industries Ltd	47,586	2,816,764
CCL Products India Ltd	42,833	307,026
LT Foods Ltd	63,689	285,899
Marico Ltd	231,769	1,792,381
Mrs Bectors Food Specialities Ltd (d)	15,648	265,652
Nestle India Ltd	146,573	3,912,449
Tata Consumer Products Ltd	261,944	3,090,636
		13,398,850
Household Products - 0.0%
Jyothy Laboratories Ltd	73,969	339,156
Personal Care Products - 0.1%
Colgate-Palmolive India Ltd	60,696	1,975,613
Dabur India Ltd	235,572	1,438,979
Emami Ltd	93,482	635,068
Gillette India Ltd	4,035	400,822
Godrej Consumer Products Ltd	179,326	2,315,538
Hindustan Unilever Ltd	355,466	10,118,434
Honasa Consumer Ltd (c)	71,933	182,317
		17,066,771
Tobacco - 0.1%
Godfrey Phillips India Ltd	5,639	292,999
ITC Ltd	1,294,220	6,672,270
		6,965,269
TOTAL CONSUMER STAPLES		47,040,320

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Aegis Logistics Ltd	63,510	512,304
Bharat Petroleum Corp Ltd	662,015	1,987,590
Chennai Petroleum Corp Ltd	26,139	162,772
Coal India Ltd	801,729	3,650,978
Great Eastern Shipping Co Ltd/The	47,331	536,148
Hindustan Petroleum Corp Ltd	419,852	1,732,143
Indian Oil Corp Ltd	1,230,194	1,818,013
Oil & Natural Gas Corp Ltd	1,362,925	4,112,114
Oil India Ltd	214,532	1,037,395
Petronet LNG Ltd	333,300	1,212,627
Reliance Industries Ltd	2,631,280	38,317,098
		55,079,182
Financials - 1.5%
Banks - 0.9%
AU Small Finance Bank Ltd (d)(e)	164,640	1,138,112
Axis Bank Ltd	989,954	11,223,887
Bandhan Bank Ltd (d)(e)	363,212	632,291
Bank of Baroda	459,045	1,126,383
Canara Bank	819,719	877,961
City Union Bank Ltd	192,548	384,846
Equitas Small Finance Bank Ltd (d)(e)	328,853	251,766
Federal Bank Ltd	803,868	1,730,757
HDFC Bank Ltd	2,440,797	47,805,140
ICICI Bank Ltd	2,253,834	32,454,612
IDFC First Bank Ltd (c)	1,653,542	1,203,036
IndusInd Bank Ltd	126,906	1,448,290
Jammu & Kashmir Bank Ltd/The	245,787	280,982
Karnataka Bank Ltd/The	122,457	269,845
Karur Vysya Bank Ltd/The	198,018	542,930
Kotak Mahindra Bank Ltd	472,659	10,343,723
Punjab National Bank	1,026,929	1,193,173
RBL Bank Ltd (d)(e)	215,826	408,501
South Indian Bank Ltd/The	914,641	272,254
State Bank of India	769,195	6,842,005
Tamilnad Mercantile Bank Ltd	52,714	266,199
Ujjivan Small Finance Bank Ltd (d)(e)	680,502	281,130
Union Bank of India Ltd	685,983	908,989
Yes Bank Ltd (c)	6,315,438	1,396,844
		123,283,656
Capital Markets - 0.1%
360 ONE WAM Ltd	66,283	769,349
Anand Rathi Wealth Ltd	9,023	380,450
Angel One Ltd	20,259	546,171
BSE Ltd	28,953	1,764,229
Central Depository Services India Ltd (d)	46,013	692,567
CRISIL Ltd	8,467	531,318
Edelweiss Financial Services Ltd	252,248	317,317
HDFC Asset Management Co Ltd (d)(e)	42,730	1,904,774
ICICI Securities Ltd (d)(e)	40,931	390,738
IIFL Capital Services Ltd	74,650	217,403
Indian Energy Exchange Ltd (d)(e)	217,171	435,880
JM Financial Ltd	188,865	238,809
JSW Holdings Ltd/India (c)	1,595	321,848
Kfin Technologies Ltd	38,404	481,332
Motilal Oswal Financial Services Ltd	67,845	497,048
Multi Commodity Exchange of India Ltd	11,466	755,683
Nippon Life India Asset Management Ltd (d)(e)	72,746	488,797
Nuvama Wealth Management Ltd	5,026	324,142
Tata Investment Corp Ltd	6,028	418,222
UTI Asset Management Co Ltd	27,259	326,514
		11,802,591
Consumer Finance - 0.2%
Bajaj Finance Ltd	120,491	10,932,279
Cholamandalam Financial Holdings Ltd	42,838	749,611
Cholamandalam Investment and Finance Co Ltd	183,744	2,717,724
CreditAccess Grameen Ltd	26,988	336,013
Five-Star Business Finance Ltd (c)	89,292	811,661
Mahindra & Mahindra Financial Services Ltd	231,057	757,873
Manappuram Finance Ltd	246,610	555,789
Muthoot Finance Ltd	53,306	1,387,613
Poonawalla Fincorp Ltd	108,329	386,868
SBI Cards & Payment Services Ltd	128,908	1,155,827
Shriram Finance Ltd	613,860	3,842,893
Sundaram Finance Ltd	29,267	1,557,794
		25,191,945
Financial Services - 0.2%
Aavas Financiers Ltd (c)	30,349	598,359
Aptus Value Housing Finance India Ltd	111,329	388,608
Bajaj Finserv Ltd	166,583	3,328,147
Bajaj Holdings & Investment Ltd	11,746	1,564,095
Can Fin Homes Ltd	45,617	350,393
Home First Finance Co India Ltd (d)(e)	21,815	250,121
IFCI Ltd (c)	319,675	206,421
IIFL Finance Ltd	110,886	454,750
Infibeam Avenues Ltd	686,604	179,188
Jio Financial Services Ltd (c)	1,242,576	3,453,469
L&T Finance Ltd	371,419	621,506
LIC Housing Finance Ltd	138,441	952,689
One 97 Communications Ltd (c)	125,446	1,115,563
Piramal Enterprises Ltd	47,320	556,557
PNB Housing Finance Ltd (c)(d)(e)	76,582	773,551
Power Finance Corp Ltd	647,732	3,142,486
REC Ltd	575,401	2,970,542
Sammaan Capital Ltd	248,953	402,560
		21,309,005
Insurance - 0.1%
Go Digit General Insurance Ltd	90,156	309,460
HDFC Life Insurance Co Ltd (d)(e)	424,148	3,116,841
ICICI Lombard General Insurance Co Ltd (d)(e)	106,929	2,290,578
ICICI Prudential Life Insurance Co Ltd (d)(e)	161,849	1,149,133
Max Financial Services Ltd (c)	115,594	1,485,415
PB Fintech Ltd (c)	139,760	2,772,677
SBI Life Insurance Co Ltd (d)(e)	196,501	3,358,465
Star Health & Allied Insurance Co Ltd (c)	111,976	559,111
		15,041,680
TOTAL FINANCIALS		196,628,877

Health Care - 0.4%
Biotechnology - 0.0%
Biocon Ltd	193,009	805,548
Health Care Equipment & Supplies - 0.0%
Poly Medicure Ltd	16,449	442,173
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	44,257	3,473,265
Aster DM Healthcare Ltd (d)(e)	103,689	586,856
Dr Lal PathLabs Ltd (d)(e)	17,539	576,801
Fortis Healthcare Ltd	216,054	1,591,602
Global Health Ltd/India (c)	37,614	450,527
Krishna Institute of Medical Sciences Ltd (c)(d)(e)	113,916	799,348
Max Healthcare Institute Ltd	338,281	4,132,480
Metropolis Healthcare Ltd (c)(d)(e)	14,245	294,659
Narayana Hrudayalaya Ltd (d)	32,679	522,185
Rainbow Children's Medicare Ltd	24,398	401,167
Vijaya Diagnostic Centre Ltd	24,547	292,265
		13,121,155
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	51,786	3,334,056
Onesource Specialty Pharma Ltd	15,283	277,271
Syngene International Ltd (d)(e)	81,583	702,272
		4,313,599
Pharmaceuticals - 0.3%
Ajanta Pharma Ltd	20,040	622,066
Alembic Pharmaceuticals Ltd	24,040	254,752
Alkem Laboratories Ltd	20,817	1,215,873
AMI Organics Ltd	14,080	387,034
Aurobindo Pharma Ltd	116,464	1,572,646
Cipla Ltd/India	229,609	3,915,111
Concord Biotech Ltd	15,730	390,470
Dr Reddy's Laboratories Ltd	254,809	3,578,027
Eris Lifesciences Ltd (c)(d)(e)	25,624	362,937
Gland Pharma Ltd (d)(e)	18,853	331,232
GlaxoSmithKline Pharmaceuticals Ltd	21,716	494,783
Glenmark Pharmaceuticals Ltd	65,284	1,093,192
Granules India Ltd	61,824	396,591
Ipca Laboratories Ltd	63,645	1,058,422
JB Chemicals & Pharmaceuticals Ltd	32,968	670,544
Jubilant Pharmova Ltd	30,916	346,585
Laurus Labs Ltd (d)(e)	161,626	1,087,498
Lupin Ltd	100,334	2,405,021
Mankind Pharma Ltd (c)	44,644	1,251,033
Marksans Pharma Ltd	117,111	324,757
Natco Pharma Ltd	38,029	514,161
Neuland Laboratories Ltd	3,451	560,811
Piramal Pharma Ltd	270,597	725,367
Procter & Gamble Health Ltd	4,934	306,625
Sanofi Consumer Healthcare India Ltd	4,849	260,767
Sanofi India Ltd	5,183	330,252
Strides Pharma Science Ltd	30,567	241,824
Sun Pharmaceutical Industries Ltd	415,075	8,345,487
Suven Pharmaceuticals Ltd (c)	46,631	566,614
Torrent Pharmaceuticals Ltd	44,913	1,693,493
Wockhardt Ltd (c)	35,103	571,738
Zydus Lifesciences Ltd	116,552	1,302,495
		37,178,208
TOTAL HEALTH CARE		55,860,683

Industrials - 0.6%
Aerospace & Defense - 0.1%
Bharat Dynamics Ltd (d)	42,343	635,315
Bharat Electronics Ltd	1,587,921	5,336,344
Data Patterns India Pvt Ltd	12,569	318,667
Garden Reach Shipbuilders & Engineers Ltd	13,912	258,882
Hindustan Aeronautics Ltd (d)	87,099	3,941,935
		10,491,143
Air Freight & Logistics - 0.0%
Blue Dart Express Ltd	3,162	239,851
Delhivery Ltd (c)	239,185	883,637
Gateway Distriparks Ltd	339,398	297,434
		1,420,922
Building Products - 0.0%
Astral Ltd	61,616	1,071,225
Blue Star Ltd	59,541	1,245,349
Cera Sanitaryware Ltd	3,313	255,491
Electrosteel Castings Ltd	161,755	238,283
Kajaria Ceramics Ltd	42,855	489,342
		3,299,690
Commercial Services & Supplies - 0.0%
CMS Info Systems Ltd	77,914	388,323
Indian Railway Catering & Tourism Corp Ltd	112,659	1,065,847
ION Exchange India Ltd	42,562	285,319
		1,739,489
Construction & Engineering - 0.3%
Ahluwalia Contracts India Ltd	17,347	170,847
Engineers India Ltd	133,461	262,264
G R Infraprojects Ltd (c)	15,761	232,030
Hindustan Construction Co Ltd (c)	593,539	218,363
IRB Infrastructure Developers Ltd	886,981	583,635
IRCON International Ltd (d)(e)	163,046	414,386
ITD Cementation India Ltd	47,686	296,248
Kalpataru Projects International Ltd	49,648	605,051
KEC International Ltd	60,189	582,330
KNR Constructions Ltd	78,041	266,338
Larsen & Toubro Ltd	291,294	11,959,848
NBCC India Ltd	447,270	512,012
NCC Ltd/India	199,983	579,162
PNC Infratech Ltd (d)	62,356	228,437
Power Mech Projects Ltd	10,585	262,479
Praj Industries Ltd	55,566	403,428
Rail Vikas Nigam Ltd (d)	230,415	1,257,072
Sterling and Wilson Renewable (c)(d)	56,059	213,280
Techno Electric & Engineering Co Ltd	25,376	314,073
Voltas Ltd	94,897	1,377,654
Waaree Renewable Technologies Ltd	13,033	151,325
		20,890,262
Electrical Equipment - 0.1%
ABB India Ltd	23,203	1,569,406
Amara Raja Energy & Mobility Ltd	50,932	606,022
Bharat Heavy Electricals Ltd	468,694	1,119,059
CG Power & Industrial Solutions Ltd	267,871	1,955,372
Elecon Engineering Co Ltd	39,382	241,528
Finolex Cables Ltd	32,634	376,524
GE Vernova T&D India Ltd	46,997	964,408
Graphite India Ltd	35,196	192,668
Havells India Ltd	110,844	2,000,262
HBL Engineering Ltd	51,697	354,461
Inox Wind Ltd	266,077	513,515
KEI Industries Ltd	26,060	1,206,466
Olectra Greentech Ltd	20,773	349,764
Polycab India Ltd	23,474	1,630,972
RR Kabel Ltd	18,134	255,733
Schneider Electric Infrastructure Ltd (c)	25,902	203,747
Suzlon Energy Ltd (c)	4,159,192	2,777,744
TD Power Systems Ltd	55,335	233,747
Transformers & Rectifiers India Ltd (c)	32,540	332,775
Triveni Turbine Ltd	64,323	494,978
V-Guard Industries Ltd	94,446	396,831
Voltamp Transformers Ltd	3,077	296,004
		18,071,986
Ground Transportation - 0.0%
Container Corp Of India Ltd	118,405	1,063,158
Industrial Conglomerates - 0.0%
3M India Ltd	1,330	457,396
Apar Industries Ltd	8,007	691,932
Godrej Industries Ltd (c)	31,554	323,872
Nava Ltd	61,108	310,285
Siemens Ltd	38,649	2,699,482
		4,482,967
Machinery - 0.1%
Action Construction Equipment Ltd	20,802	308,133
AIA Engineering Ltd	19,477	827,272
Ashok Leyland Ltd	655,398	1,634,367
BEML Ltd	9,062	400,375
Craftsman Automation Ltd	5,844	281,186
Cummins India Ltd	61,105	2,049,324
Elgi Equipments Ltd	86,988	541,944
Force Motors Ltd	2,376	172,788
GMM Pfaudler Ltd	19,991	274,056
Grindwell Norton Ltd	22,233	494,523
Jupiter Wagons Ltd	70,318	322,975
Kirloskar Brothers Ltd	11,815	252,826
Kirloskar Oil Engines Ltd	39,653	412,494
Kirloskar Pneumatic Co Ltd	17,621	230,020
KSB Ltd	36,837	298,031
Lloyds Engineering Works Ltd	270,033	241,052
LMW Ltd	1,933	348,861
MTAR Technologies Ltd (c)(d)	11,850	222,032
Shakti Pumps India Ltd	23,646	255,418
SKF India Ltd	11,911	554,840
Texmaco Rail & Engineering Ltd	107,934	243,494
Thermax Limited	18,538	825,881
Timken India Ltd	18,242	600,816
Titagarh Rail System Ltd	37,463	437,813
Vesuvius India Ltd (c)	4,458	220,269
		12,450,790
Marine Transportation - 0.0%
Shipping Corp of India Ltd	79,145	177,612
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)(e)	82,739	4,111,372
Professional Services - 0.0%
BLS International Services Ltd	52,642	263,795
Computer Age Management Services Ltd	19,940	825,430
eClerx Services Ltd	11,135	391,820
Firstsource Solutions Ltd	141,296	543,823
Quess Corp Ltd (d)(e)	32,333	221,586
RITES Ltd	52,120	156,455
TeamLease Services Ltd (c)	6,702	188,610
		2,591,519
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	64,971	1,709,859
IndiaMart InterMesh Ltd (d)(e)	14,972	356,325
		2,066,184
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	234,031	2,958,189
GMR Airports Ltd (c)	1,159,980	967,121
Gujarat Pipavav Port Ltd	141,060	246,150
		4,171,460
TOTAL INDUSTRIALS		87,028,554

Information Technology - 0.6%
Communications Equipment - 0.0%
Astra Microwave Products Ltd	28,572	244,074
Tejas Networks Ltd (c)(d)(e)	35,765	376,472
		620,546
Electronic Equipment, Instruments & Components - 0.0%
Kaynes Technology India Ltd (c)	11,373	626,908
PG Electroplast Ltd	59,232	531,915
Redington Ltd	274,037	651,305
Zen Technologies Ltd	18,516	370,140
		2,180,268
IT Services - 0.6%
Coforge Ltd	27,694	2,628,134
Cyient Ltd	38,558	645,167
Happiest Minds Technologies Ltd	43,685	346,091
HCL Technologies Ltd	410,135	8,144,402
Infosys Ltd	1,436,571	31,278,774
LTIMindtree Ltd (d)(e)	32,923	2,237,901
Mastek Ltd	8,673	258,802
Mphasis Ltd	46,214	1,521,376
Persistent Systems Ltd	48,034	3,331,217
Protean eGov Technologies Ltd	13,287	231,594
Sonata Software Ltd	78,497	478,358
Tata Consultancy Services Ltd	390,254	18,478,032
Tech Mahindra Ltd	236,572	4,551,445
Wipro Ltd	1,134,174	4,065,733
Zensar Technologies Ltd	57,576	576,072
		78,773,098
Software - 0.0%
Birlasoft Ltd	78,622	483,155
Intellect Design Arena Ltd	38,468	358,740
KPIT Technologies Ltd	73,114	1,184,055
Newgen Software Technologies Ltd	29,032	349,708
Oracle Financial Services Software Ltd	10,145	1,062,901
Rategain Travel Technologies Ltd (c)	29,764	239,181
Route Mobile Ltd	13,053	180,020
Tanla Platforms Ltd	33,861	215,143
Tata Elxsi Ltd	15,197	1,108,824
		5,181,727
Technology Hardware, Storage & Peripherals - 0.0%
Netweb Technologies India Ltd	10,617	218,532
TOTAL INFORMATION TECHNOLOGY		86,974,171

Materials - 0.5%
Chemicals - 0.2%
Aarti Industries Ltd	86,960	445,203
Archean Chemical Industries Ltd	31,066	209,301
Asian Paints Ltd	166,120	4,403,950
Atul Ltd	6,878	498,514
BASF India Ltd	4,945	263,045
Bayer CropScience Ltd/India	6,566	386,583
Carborundum Universal Ltd	53,442	730,896
Castrol India Ltd	193,679	394,352
Chambal Fertilisers and Chemicals Ltd	83,955	486,711
Chemplast Sanmar Ltd (c)	47,182	258,151
Coromandel International Ltd	53,137	1,108,453
Deepak Fertilisers & Petrochemicals Corp Ltd	31,723	414,540
Deepak Nitrite Ltd	27,300	731,159
Eid Parry (India) Ltd (c)	44,063	415,650
Fine Organic Industries Ltd	5,646	289,764
Finolex Industries Ltd	124,993	295,219
Garware Hi-Tech Films Ltd	4,689	195,855
GHCL Ltd	35,596	299,746
Gujarat Fluorochemicals Ltd	12,282	506,159
Gujarat Narmada Valley Fertilizers & Chemicals Ltd	47,615	303,890
Gujarat State Fertilizers & Chemicals Ltd	155,078	365,695
Himadri Speciality Chemical Ltd	78,833	448,007
Jubilant Ingrevia Ltd	33,685	270,212
Kansai Nerolac Paints Ltd	107,562	288,756
Navin Fluorine International Ltd	14,811	708,610
PCBL CHEMICAL Ltd	84,058	366,522
PI Industries Ltd	33,499	1,344,633
Pidilite Industries Ltd	66,483	2,202,923
Solar Industries India Ltd	12,089	1,417,070
SRF Ltd	62,867	2,034,305
Sumitomo Chemical India Ltd	60,711	358,061
Supreme Industries Ltd	28,041	1,280,548
Supreme Petrochem Ltd	36,508	257,805
Tata Chemicals Ltd	64,928	737,374
UPL Ltd	218,715	1,521,315
UPL Ltd (f)	27,339	83,128
Vinati Organics Ltd	13,933	268,746
		26,590,851
Construction Materials - 0.1%
Ambuja Cements Ltd	279,068	1,645,819
Birla Corp Ltd	18,599	250,128
Grasim Industries Ltd	115,516	3,338,729
India Cements Ltd/The (c)	74,943	227,982
JK Cement Ltd	16,230	904,131
JK Lakshmi Cement Ltd	35,245	326,623
Nuvoco Vistas Corp Ltd (c)	86,489	349,232
Ramco Cements Ltd/The	56,510	597,041
Rhi Magnesita India Ltd	43,063	234,647
Shree Cement Ltd	4,070	1,303,344
UltraTech Cement Ltd	50,183	6,640,489
		15,818,165
Containers & Packaging - 0.0%
Time Technoplast Ltd	65,534	301,693
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	80,962	1,407,789
Godawari Power and Ispat Ltd	120,306	248,891
Gravita India Ltd	12,043	285,602
Hindalco Industries Ltd	584,513	3,994,833
Hindustan Copper Ltd	147,503	404,586
Jindal Saw Ltd	110,959	319,593
Jindal Stainless Ltd	146,202	1,099,050
Jindal Steel & Power Ltd	182,052	1,654,923
JSW Steel Ltd	266,180	2,892,528
National Aluminium Co Ltd	368,032	854,578
NMDC Ltd	1,377,888	1,046,605
NMDC Steel Ltd (c)	735,231	356,387
PTC Industries Ltd (c)	2,027	330,274
Ramkrishna Forgings Ltd	39,513	356,739
Ratnamani Metals & Tubes Ltd	13,773	454,029
Shyam Metalics & Energy Ltd	29,827	261,935
Tata Steel Ltd	3,252,945	5,030,393
Usha Martin Ltd	71,562	281,462
Vedanta Ltd	597,390	3,033,198
Welspun Corp Ltd	45,990	392,746
		24,706,141
Paper & Forest Products - 0.0%
Aditya Birla Real Estate Ltd	23,237	576,683
Century Plyboards India Ltd	31,362	290,709
		867,392
TOTAL MATERIALS		68,284,242

Real Estate - 0.1%
Office REITs - 0.0%
Brookfield India Real Estate Trust (d)(e)	150,138	513,480
Embassy Office Parks REIT	378,009	1,614,232
Mindspace Business Parks REIT (d)(e)	97,810	422,429
		2,550,141
Real Estate Management & Development - 0.1%
Anant Raj Ltd	54,628	375,125
Brigade Enterprises Ltd	61,264	824,313
DLF Ltd	323,351	2,769,040
Equinox India Developments Ltd (c)	207,860	347,912
Godrej Properties Ltd (c)	65,892	1,761,535
Macrotech Developers Ltd (d)(e)	130,183	1,803,318
Mahindra Lifespace Developers Ltd	48,141	231,662
Oberoi Realty Ltd	63,522	1,324,445
Phoenix Mills Ltd/The	86,651	1,638,857
Prestige Estates Projects Ltd	76,056	1,189,636
Raymond Ltd	14,738	256,329
Sobha Ltd	21,231	323,890
		12,846,062
TOTAL REAL ESTATE		15,396,203

Utilities - 0.2%
Electric Utilities - 0.1%
CESC Ltd	276,764	455,076
Power Grid Corp of India Ltd	2,012,042	6,991,785
Reliance Infrastructure Ltd (c)	108,691	313,142
SJVN Ltd	378,647	423,391
Tata Power Co Ltd/The	707,376	2,964,812
Torrent Power Ltd	74,207	1,250,141
		12,398,347
Gas Utilities - 0.0%
GAIL India Ltd	1,004,052	2,041,806
Gujarat Gas Ltd	64,794	362,838
Gujarat State Petronet Ltd	128,192	510,050
Indraprastha Gas Ltd	250,954	582,518
Mahanagar Gas Ltd (d)	23,331	370,481
Swan Energy Ltd	52,736	333,947
		4,201,640
Independent Power and Renewable Electricity Producers - 0.1%
Adani Green Energy Ltd (c)	93,529	1,072,573
Adani Power Ltd (c)	259,075	1,528,096
Jaiprakash Power Ventures Ltd (c)	1,665,405	312,856
JSW Energy Ltd	196,521	1,149,779
KPI Green Energy Ltd (d)(e)	44,590	187,797
NHPC Ltd	1,357,243	1,255,752
NLC India Ltd	167,208	425,771
NTPC Ltd	1,890,788	7,046,475
PTC India Ltd	133,507	221,041
RattanIndia Power Ltd (c)	1,457,750	186,287
Reliance Power Ltd (c)	1,177,170	542,689
		13,929,116
Water Utilities - 0.0%
VA Tech Wabag Ltd (c)	22,745	358,987
TOTAL UTILITIES		30,888,090

TOTAL INDIA		770,302,498
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sarana Menara Nusantara Tbk PT	10,221,192	396,974
Telkom Indonesia Persero Tbk PT	21,603,662	3,479,259
		3,876,233
Wireless Telecommunication Services - 0.0%
XL Axiata Tbk PT	2,484,013	345,467
TOTAL COMMUNICATION SERVICES		4,221,700

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Bukalapak.com PT Tbk (c)	26,729,912	192,634
GoTo Gojek Tokopedia Tbk PT Class A (c)	394,807,792	1,955,836
Mitra Adiperkasa Tbk PT	3,974,548	312,976
		2,461,446
Specialty Retail - 0.0%
Map Aktif Adiperkasa PT	4,863,360	290,351
TOTAL CONSUMER DISCRETIONARY		2,751,797

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	8,368,351	1,463,132
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	3,474,082	988,368
First Pacific Co Ltd	1,120,620	619,858
First Resources Ltd	304,600	324,342
Golden Agri-Resources Ltd	2,943,498	526,938
Indofood CBP Sukses Makmur Tbk PT	1,114,781	780,996
Indofood Sukses Makmur Tbk PT	2,054,886	982,696
Inti Agri Resources Tbk PT (c)(f)	1,180,800	3,622
Japfa Comfeed Indonesia Tbk PT	2,761,835	337,340
		4,564,160
Household Products - 0.0%
Unilever Indonesia Tbk PT	3,686,975	367,899
Tobacco - 0.0%
Gudang Garam Tbk PT (c)	315,634	217,672
TOTAL CONSUMER STAPLES		6,612,863

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
AKR Corporindo Tbk PT	4,316,048	293,365
Alamtri Resources Indonesia Tbk PT	6,153,954	878,787
Bukit Asam Tbk PT	2,158,431	355,892
Bumi Resources Tbk PT (c)	50,944,105	367,843
Indo Tambangraya Megah Tbk PT	221,229	351,443
Medco Energi Internasional Tbk PT	3,511,931	231,416
Sugih Energy Tbk PT (c)(f)	40,500	124
United Tractors Tbk PT	670,746	1,023,446
		3,502,316
Financials - 0.3%
Banks - 0.3%
Bank Aladin Syariah Tbk PT (c)	4,612,763	231,833
Bank Central Asia Tbk PT	23,999,845	13,864,228
Bank Jago Tbk PT (c)	2,071,717	284,909
Bank Mandiri Persero Tbk PT	16,229,422	5,963,055
Bank Negara Indonesia Persero Tbk PT	6,591,386	1,917,634
Bank Rakyat Indonesia Persero Tbk PT	29,567,079	7,635,026
		29,896,685
Capital Markets - 0.0%
Pacific Strategic Financial Tbk PT (c)	4,480,471	313,894
Pool Advista Indonesia Tbk PT (c)(f)	184,900	567
		314,461
Consumer Finance - 0.0%
BFI Finance Indonesia Tbk PT	3,831,694	206,680
TOTAL FINANCIALS		30,417,826

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Medikaloka Hermina Tbk PT (d)	3,717,094	314,760
Mitra Keluarga Karyasehat Tbk PT (d)	2,497,698	370,639
		685,399
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	9,871,456	760,735
TOTAL HEALTH CARE		1,446,134

Industrials - 0.0%
Construction & Engineering - 0.0%
Wijaya Karya Persero Tbk PT (c)	9,429,000	126,372
Industrial Conglomerates - 0.0%
Astra International Tbk PT	8,809,247	2,588,470
Marine Transportation - 0.0%
Transcoal Pacific Tbk PT	543,181	216,744
Transportation Infrastructure - 0.0%
Jasa Marga PT	1,048,342	271,749
TOTAL INDUSTRIALS		3,203,335

Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT	11,426,776	642,492
Chandra Asri Pacific Tbk PT (c)	3,400,201	1,470,702
ESSA Industries Indonesia Tbk PT	4,781,548	248,777
		2,361,971
Construction Materials - 0.0%
Indocement Tunggal Prakarsa Tbk PT	639,033	230,251
Semen Indonesia Persero Tbk PT	1,760,869	303,092
		533,343
Metals & Mining - 0.1%
Amman Mineral Internasional PT (c)	2,842,919	1,309,675
Aneka Tambang Tbk	4,342,141	368,964
Bumi Resources Minerals Tbk PT (c)	25,550,101	597,785
Merdeka Copper Gold Tbk PT (c)	4,614,402	440,414
Nickel Industries Ltd	794,653	370,516
		3,087,354
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	1,177,728	486,600
Pabrik Kertas Tjiwi Kimia Tbk PT	832,768	296,124
		782,724
TOTAL MATERIALS		6,765,392

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ciputra Development Tbk PT	5,152,167	310,272
Hanson International Tbk PT (c)(f)	3,268,900	10,027
Pakuwon Jati Tbk PT	9,559,888	230,945
		551,244
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	5,202,976	509,448
TOTAL INDONESIA		59,982,055
IRELAND - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Dalata Hotel Group PLC	96,208	472,582
Household Durables - 0.0%
Cairn Homes PLC (Ireland)	298,835	711,477
Glenveagh Properties PLC (c)(d)(e)	310,070	548,763
		1,260,240
TOTAL CONSUMER DISCRETIONARY		1,732,822

Consumer Staples - 0.0%
Beverages - 0.0%
C&C Group PLC	201,396	364,079
Food Products - 0.0%
Glanbia PLC	85,360	1,250,361
Greencore Group PLC (b)	208,430	501,875
Kerry Group PLC Class A	66,007	6,789,362
		8,541,598
TOTAL CONSUMER STAPLES		8,905,677

Financials - 0.1%
Banks - 0.1%
AIB Group PLC	907,014	5,358,633
Bank of Ireland Group PLC	433,037	4,325,211
		9,683,844
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Uniphar PLC	123,239	306,836
Pharmaceuticals - 0.0%
COSMO Pharmaceuticals NV	4,404	318,664
TOTAL HEALTH CARE		625,500

Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	66,800	4,663,777
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	84,144	8,044,166
TOTAL INDUSTRIALS		12,707,943

Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	277,644	269,306
TOTAL IRELAND		33,925,092
ISRAEL - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	926,593	1,473,837
Wireless Telecommunication Services - 0.0%
Cellcom Israel Ltd (c)	54,132	356,906
Partner Communications Co Ltd (c)	73,531	513,786
		870,692
TOTAL COMMUNICATION SERVICES		2,344,529

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (c)	43,448	2,602,101
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (c)	3,521	492,540
Specialty Retail - 0.0%
Fox Wizel Ltd	4,304	356,311
Retailors Ltd	10,434	204,253
		560,564
Textiles, Apparel & Luxury Goods - 0.0%
Delta Galil Ltd	5,296	300,628
TOTAL CONSUMER DISCRETIONARY		3,955,833

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	4,790	358,791
Shufersal Ltd	95,342	988,622
		1,347,413
Food Products - 0.0%
Strauss Group Ltd	26,435	534,921
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(c)	13,961	666,219
TOTAL CONSUMER STAPLES		2,548,553

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	4,191	610,394
Energean PLC	69,220	795,177
Equital Ltd (c)	11,098	446,352
Oil Refineries Ltd	1,165,341	343,619
Paz Retail And Energy Ltd	4,481	644,616
		2,840,158
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM	544,365	6,995,697
Bank Leumi Le-Israel BM	649,688	8,144,025
FIBI Holdings Ltd	8,690	491,832
First International Bank of Israel Ltd	24,196	1,286,251
Israel Discount Bank Ltd Class A	536,199	3,926,441
Mizrahi Tefahot Bank Ltd	67,389	3,211,332
		24,055,578
Capital Markets - 0.0%
Plus500 Ltd	33,389	1,171,592
Tel Aviv Stock Exchange Ltd	43,653	495,594
		1,667,186
Consumer Finance - 0.0%
Isracard Ltd	88,450	407,653
Insurance - 0.0%
Clal Insurance Enterprises Holdings Ltd	29,432	770,781
Harel Insurance Investments & Financial Services Ltd	47,207	749,422
Menora Mivtachim Holdings Ltd	11,670	542,745
Migdal Insurance & Financial Holdings Ltd	214,901	441,947
Phoenix Financial Ltd	94,889	1,603,452
		4,108,347
TOTAL FINANCIALS		30,238,764

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	490,493	8,696,441
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	11,590	3,498,153
Construction & Engineering - 0.0%
Ashtrom Group Ltd (c)	20,512	354,126
Electra Ltd/Israel	995	558,973
Shapir Engineering and Industry Ltd (c)	68,866	511,216
Shikun & Binui Ltd (c)	154,370	511,273
		1,935,588
Machinery - 0.0%
Kornit Digital Ltd (b)(c)	20,958	608,620
Nano Dimension Ltd ADR (c)	92,926	214,659
		823,279
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (b)	44,481	791,762
Passenger Airlines - 0.0%
El Al Israel Airlines (c)	125,926	316,267
Professional Services - 0.0%
Danel Adir Yeoshua Ltd	2,867	332,943
Hilan Ltd	7,663	480,611
		813,554
TOTAL INDUSTRIALS		8,178,603

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	25,625	476,274
IT Services - 0.0%
Formula Systems 1985 Ltd	4,774	439,653
Matrix IT Ltd	17,787	438,175
One Software Technologies Ltd	23,512	427,801
Wix.com Ltd (c)	23,044	5,504,981
		6,810,610
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (Israel)	12,929	1,143,334
Nova Ltd (Israel) (c)	12,639	3,042,559
Tower Semiconductor Ltd (c)	48,418	2,273,463
		6,459,356
Software - 0.2%
Cellebrite DI Ltd (c)	34,888	838,708
Check Point Software Technologies Ltd (c)	38,078	8,301,766
Nice Ltd (c)	27,247	4,559,317
Radware Ltd (c)	16,571	368,705
Sapiens International Corp NV (Israel)	15,126	408,388
SimilarWeb Ltd (c)	20,442	331,364
		14,808,248
TOTAL INFORMATION TECHNOLOGY		28,554,488

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	340,344	2,026,140
Israel Corp Ltd Class A1	1,742	511,806
		2,537,946
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	91,030	484,676
Sella Capital Real Estate Ltd	126,598	332,744
		817,420
Real Estate Management & Development - 0.1%
Airport City Ltd (c)	30,365	513,453
Alony Hetz Properties & Investments Ltd	73,149	660,363
Amot Investments Ltd	107,209	628,050
Aura Investments Ltd	75,086	492,123
Azrieli Group Ltd	18,784	1,559,252
Big Shopping Centers Ltd (c)	7,733	1,210,125
Israel Canada T.R Ltd	77,924	342,588
Mega Or Holdings Ltd	11,896	389,008
Melisron Ltd	11,529	1,092,353
Mivne Real Estate Kd Ltd	277,538	833,103
Summit Real Estate Holdings Ltd	20,310	328,897
YH Dimri Construction & Development Ltd	4,623	458,566
		8,507,881
TOTAL REAL ESTATE		9,325,301

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Energix-Renewable Energies Ltd	130,159	424,902
Enlight Renewable Energy Ltd (c)	53,726	869,581
OPC Energy Ltd (c)	59,394	510,125
OY Nofar Energy Ltd (c)	10,708	263,039
		2,067,647
TOTAL ISRAEL		101,288,263
ITALY - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	141,802	1,475,467
RAI Way SpA (d)(e)	59,463	354,083
Telecom Italia SpA/Milano (c)	4,302,756	1,185,107
		3,014,657
Media - 0.0%
MFE-MediaForEurope NV Class A (b)	119,415	389,482
TOTAL COMMUNICATION SERVICES		3,404,139

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Brembo NV	67,439	658,755
Pirelli & C SpA (d)(e)	167,010	1,009,044
		1,667,799
Automobiles - 0.2%
Ferrari NV (Italy)	54,371	23,498,105
Piaggio & C SpA (b)	91,628	205,508
		23,703,613
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	55,740	854,648
Household Durables - 0.0%
De' Longhi SpA	34,850	1,232,108
Leisure Products - 0.0%
Ferretti SpA (b)	129,371	397,260
Sanlorenzo SpA/Ameglia (b)	8,627	319,503
Technogym SpA (d)(e)	61,082	712,239
		1,429,002
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA	15,668	2,025,246
Moncler SpA	100,989	6,420,060
OVS SpA (d)(e)	103,148	370,454
Salvatore Ferragamo SpA (b)	36,126	289,136
		9,104,896
TOTAL CONSUMER DISCRETIONARY		37,992,066

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	92,987	3,239,778
Davide Campari-Milano NV (b)	272,446	1,571,772
		4,811,550
Consumer Staples Distribution & Retail - 0.0%
MARR SpA	21,197	221,656
Personal Care Products - 0.0%
Intercos SpA	24,813	366,552
TOTAL CONSUMER STAPLES		5,399,758

Energy - 0.1%
Energy Equipment & Services - 0.0%
Saipem SpA (c)	558,463	1,372,479
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	978,422	13,774,648
TOTAL ENERGY		15,147,127

Financials - 0.8%
Banks - 0.7%
AMCO - Asset Management Co SpA Class B (c)(f)	141	0
Banca Monte dei Paschi di Siena SpA	463,876	2,990,332
Banca Popolare di Sondrio SPA	164,482	1,524,611
Banco BPM SpA	553,459	4,891,829
BPER Banca SPA	429,635	2,938,968
Credito Emiliano SpA	44,461	523,044
FinecoBank Banca Fineco SpA	265,809	5,071,047
Intesa Sanpaolo SpA	6,296,889	27,255,023
Mediobanca Banca di Credito Finanziario SpA	214,915	3,529,343
UniCredit SpA	636,240	29,218,215
		77,942,412
Capital Markets - 0.0%
Anima Holding SpA (d)(e)	90,689	624,696
Azimut Holding SpA	54,514	1,431,352
Banca Generali SpA	26,091	1,311,116
Tamburi Investment Partners SpA (b)	59,797	526,664
		3,893,828
Financial Services - 0.0%
Banca IFIS SpA	14,879	327,231
BFF Bank SpA (d)(e)	80,534	692,596
Nexi SpA (c)(d)(e)	241,114	1,230,648
		2,250,475
Insurance - 0.1%
Generali	403,241	12,813,209
Poste Italiane Spa (d)(e)	190,445	2,902,269
Unipol Assicurazioni SpA	172,302	2,345,149
		18,060,627
TOTAL FINANCIALS		102,147,342

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	9,930	1,068,253
El.En. SpA	24,185	273,476
		1,341,729
Health Care Providers & Services - 0.0%
Amplifon SpA	55,427	1,488,674
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	45,409	2,767,554
TOTAL HEALTH CARE		5,597,957

Industrials - 0.1%
Aerospace & Defense - 0.0%
Leonardo SpA	175,235	5,500,929
Building Products - 0.0%
Ariston Holding NV (b)	42,962	153,940
Carel Industries SpA (d)(e)	24,834	497,222
		651,162
Construction & Engineering - 0.0%
Maire SpA	68,953	680,625
Webuild SpA	236,226	721,949
Webuild SpA warrants 8/2/2030 (c)	276	844
		1,403,418
Electrical Equipment - 0.1%
Prysmian SpA	121,423	8,482,431
Machinery - 0.0%
Fincantieri SpA (c)	52,321	407,518
GVS SpA (c)(d)(e)	37,439	190,118
Interpump Group SpA	34,512	1,636,902
Iveco Group NV	77,958	955,926
		3,190,464
Transportation Infrastructure - 0.0%
Enav Spa (d)(e)	115,425	414,067
TOTAL INDUSTRIALS		19,642,471

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Sesa SpA	3,645	258,642
IT Services - 0.0%
Reply SpA	9,990	1,654,035
Semiconductors & Semiconductor Equipment - 0.0%
Technoprobe SpA (b)(c)	77,762	492,896
TOTAL INFORMATION TECHNOLOGY		2,405,573

Materials - 0.0%
Chemicals - 0.0%
SOL SpA	18,155	740,176
Construction Materials - 0.0%
Buzzi SpA	38,176	1,569,102
Containers & Packaging - 0.0%
Zignago Vetro Spa (b)	19,827	215,970
TOTAL MATERIALS		2,525,248

Real Estate - 0.0%
Diversified REITs - 0.0%
Stoneweg European Real Estate Investment Trust (d)	164,727	266,523
Utilities - 0.4%
Electric Utilities - 0.3%
Enel SpA	3,491,104	24,813,677
Terna - Rete Elettrica Nazionale	593,426	4,902,799
		29,716,476
Gas Utilities - 0.1%
Italgas SpA	193,704	1,157,463
Snam SpA	832,813	3,851,306
		5,008,769
Independent Power and Renewable Electricity Producers - 0.0%
ERG SpA	26,392	536,082
Multi-Utilities - 0.0%
A2A SpA	665,372	1,577,237
ACEA SpA	19,325	370,081
Hera SpA	347,234	1,273,740
Iren SpA	278,734	604,342
		3,825,400
TOTAL UTILITIES		39,086,727

TOTAL ITALY		233,614,931
JAPAN - 15.1%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	48,954	914,255
Nippon Telegraph & Telephone Corp	12,748,657	12,550,425
U-Next Holdings Co Ltd	30,019	359,672
		13,824,352
Entertainment - 0.3%
Capcom Co Ltd	150,492	3,436,062
Cover Corp (b)(c)	15,600	279,129
Daiichikosho Co Ltd	37,902	441,234
DeNA Co Ltd	32,698	574,044
GungHo Online Entertainment Inc	19,742	414,006
Koei Tecmo Holdings Co Ltd	47,245	589,688
Konami Group Corp	43,569	4,010,661
MIXI Inc	17,897	371,113
Nexon Co Ltd	146,483	1,902,955
Nintendo Co Ltd	448,984	29,455,460
Shochiku Co Ltd	4,399	346,954
Square Enix Holdings Co Ltd	35,025	1,419,670
Toei Animation Co Ltd	28,433	581,773
Toei Co Ltd	15,239	558,854
Toho Co Ltd/Tokyo	48,459	2,183,899
		46,565,502
Interactive Media & Services - 0.0%
Kakaku.com Inc	56,665	887,403
LY Corp	1,220,746	3,565,711
		4,453,114
Media - 0.0%
CyberAgent Inc	190,279	1,416,681
Dentsu Group Inc	86,229	1,997,666
Fuji Media Holdings Inc	22,160	312,564
Hakuhodo DY Holdings Inc	95,570	709,545
Kadokawa Corp	37,070	784,326
Nippon Television Holdings Inc	23,716	437,801
SKY Perfect JSAT Holdings Inc	76,690	459,478
TBS Holdings Inc	15,185	413,132
		6,531,193
Wireless Telecommunication Services - 0.6%
KDDI Corp	659,114	21,959,045
Okinawa Cellular Telephone Co	11,034	302,971
SoftBank Corp	12,278,640	15,793,558
SoftBank Group Corp	413,195	25,259,301
		63,314,875
TOTAL COMMUNICATION SERVICES		134,689,036

Consumer Discretionary - 2.7%
Automobile Components - 0.3%
Aisin Corp	227,107	2,568,945
Bridgestone Corp	242,255	8,689,911
Denso Corp	812,647	11,245,821
Exedy Corp	14,971	463,096
FCC Co Ltd	17,560	350,558
JTEKT Corp	94,021	739,086
Koito Manufacturing Co Ltd	86,722	1,140,366
KYB Corp	19,568	369,769
Musashi Seimitsu Industry Co Ltd	19,509	383,070
NHK Spring Co Ltd	86,140	1,097,898
Nifco Inc/Japan	36,512	872,582
Nippon Seiki Co Ltd	27,125	194,901
Niterra Co Ltd	64,561	2,129,369
NOK Corp	38,555	583,356
Seiren Co Ltd	22,687	391,824
Shoei Co Ltd	22,363	310,147
Stanley Electric Co Ltd	56,812	947,677
Sumitomo Electric Industries Ltd	308,593	5,765,176
Sumitomo Rubber Industries Ltd	77,778	906,666
Tokai Rika Co Ltd	25,032	367,744
Topre Corp	19,564	239,023
Toyo Tire Corp	48,810	802,307
Toyoda Gosei Co Ltd	30,664	548,032
Toyota Boshoku Corp	38,488	510,862
TS Tech Co Ltd	40,482	458,807
Yokohama Rubber Co Ltd/The	55,279	1,244,548
		43,321,541
Automobiles - 1.0%
Honda Motor Co Ltd	1,939,816	18,360,657
Isuzu Motors Ltd	242,164	3,255,746
Mazda Motor Corp	257,057	1,757,597
Mitsubishi Motors Corp	290,547	861,804
Nissan Motor Co Ltd	964,651	2,639,696
Nissan Shatai Co Ltd	35,561	235,816
Subaru Corp	253,328	4,412,823
Suzuki Motor Corp	678,911	8,123,985
Toyota Motor Corp	4,438,985	84,205,419
Yamaha Motor Co Ltd	396,134	3,313,906
		127,167,449
Broadline Retail - 0.1%
ASKUL Corp	19,071	209,064
Isetan Mitsukoshi Holdings Ltd	144,837	2,502,977
Izumi Co Ltd	15,859	318,971
J Front Retailing Co Ltd	108,046	1,513,841
Mercari Inc (c)	50,634	611,399
Pan Pacific International Holdings Corp	165,383	4,604,486
Rakuten Group Inc (c)	652,210	4,095,330
Ryohin Keikaku Co Ltd	110,267	2,921,728
Seria Co Ltd	21,140	362,885
Takashimaya Co Ltd	125,046	1,061,627
		18,202,308
Distributors - 0.0%
Arata Corp	14,003	285,409
PALTAC Corp	13,401	374,472
		659,881
Hotels, Restaurants & Leisure - 0.2%
Atom Corp (b)(c)	59,972	253,526
Colowide Co Ltd (b)	41,534	456,931
Create Restaurants Holdings Inc	56,519	493,066
Doutor Nichires Holdings Co Ltd	17,799	270,661
Food & Life Cos Ltd	48,643	1,088,167
Fuji Kyuko Co Ltd	12,673	189,037
Fujita Kanko Inc	3,700	236,370
GENDA INC (b)(c)	13,700	253,667
Heiwa Corp	26,343	395,908
Hiday Hidaka Corp	16,231	310,808
HIS Co Ltd (c)	24,934	245,513
Ichibanya Co Ltd (b)	39,882	255,157
KOMEDA Holdings Co Ltd	22,978	408,779
Kura Sushi Inc (b)	9,973	176,748
Kyoritsu Maintenance Co Ltd	28,759	569,075
McDonald's Holdings Co Japan Ltd	36,686	1,383,344
Monogatari Corp/The	14,301	308,360
MOS Food Services Inc	14,072	318,374
Ohsho Food Service Corp	16,916	314,948
Oriental Land Co Ltd/Japan	470,723	10,579,071
Resorttrust Inc	36,799	771,369
Round One Corp	89,321	753,845
Royal Holdings Co Ltd	18,386	305,367
Saizeriya Co Ltd	14,361	429,430
Skylark Holdings Co Ltd	97,465	1,542,049
Tokyotokeiba Co Ltd	9,606	277,085
Toridoll Holdings Corp	21,960	532,713
Yoshinoya Holdings Co Ltd (b)	29,353	556,594
Zensho Holdings Co Ltd	41,804	2,306,237
		25,982,199
Household Durables - 0.6%
Casio Computer Co Ltd	90,272	750,514
Fujitsu General Ltd	29,691	526,793
Haseko Corp	107,838	1,415,482
Iida Group Holdings Co Ltd	68,903	1,043,671
JVCKenwood Corp	66,199	767,103
Nagawa Co Ltd	5,961	249,032
Nikon Corp	128,054	1,371,907
Open House Group Co Ltd	35,060	1,146,935
Panasonic Holdings Corp	1,010,579	10,311,668
Rinnai Corp	44,159	973,392
Sangetsu Corp	24,705	459,166
Sekisui House Ltd	258,164	5,933,377
Sharp Corp/Japan (b)(c)	116,955	702,399
Sony Group Corp	2,701,015	59,609,627
Sumitomo Forestry Co Ltd	67,383	2,303,535
Tama Home Co Ltd (b)	9,106	192,773
Tamron Co Ltd	16,421	480,378
Zojirushi Corp	29,000	314,560
		88,552,312
Leisure Products - 0.1%
Bandai Namco Holdings Inc	257,555	6,388,402
Mizuno Corp	7,930	442,850
Sankyo Co Ltd	82,717	1,109,144
Sega Sammy Holdings Inc	69,430	1,343,817
Shimano Inc	32,859	4,610,964
Tomy Co Ltd	37,888	1,167,563
Yamaha Corp	167,356	1,183,598
Yonex Co Ltd	28,129	378,449
		16,624,787
Specialty Retail - 0.3%
ABC-Mart Inc	43,667	911,413
Adastria Co Ltd	12,496	267,058
Aoyama Trading Co Ltd	19,400	273,218
ARCLANDS CORP	28,532	315,993
Autobacs Seven Co Ltd	35,016	335,723
Bic Camera Inc	43,781	471,199
DCM Holdings Co Ltd	50,213	458,336
EDION Corp	35,336	417,216
Fast Retailing Co Ltd	82,494	27,170,002
IDOM Inc	31,527	234,233
Joyful Honda Co Ltd	26,562	320,324
K's Holdings Corp	67,136	616,890
Kohnan Shoji Co Ltd	10,849	252,211
Komeri Co Ltd	14,754	288,891
Nextage Co Ltd (b)	22,731	219,412
Nishimatsuya Chain Co Ltd	20,451	306,482
Nitori Holdings Co Ltd	34,656	4,058,377
Nojima Corp	29,455	442,729
PAL GROUP Holdings Co Ltd	18,884	416,616
Sanrio Co Ltd	77,645	2,897,349
Shimamura Co Ltd	19,580	1,114,121
USS Co Ltd	179,839	1,612,489
Workman Co Ltd	9,878	276,509
Yamada Holdings Co Ltd	238,734	700,972
Yellow Hat Ltd	19,755	348,449
ZOZO Inc	58,843	1,930,195
		46,656,407
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	296,324	6,605,105
Goldwin Inc	9,593	506,004
Gunze Ltd	8,395	285,081
Seiko Group Corp	13,029	445,809
Wacoal Holdings Corp	19,008	663,271
		8,505,270
TOTAL CONSUMER DISCRETIONARY		375,672,154

Consumer Staples - 0.9%
Beverages - 0.1%
Asahi Group Holdings Ltd	621,299	6,729,499
Coca-Cola Bottlers Japan Holdings Inc	58,487	910,014
Ito En Ltd	29,306	646,657
Kirin Holdings Co Ltd	331,482	4,194,534
Sapporo Holdings Ltd	27,403	1,271,187
Suntory Beverage & Food Ltd	59,123	1,836,498
Takara Holdings Inc	70,979	624,315
		16,212,704
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	282,317	6,839,760
Ain Holdings Inc	12,642	381,459
Arcs Co Ltd	20,366	353,894
Axial Retailing Inc	37,672	216,202
Belc Co Ltd	5,479	221,846
Cosmos Pharmaceutical Corp	17,482	818,201
Create SD Holdings Co Ltd	14,583	265,858
H2o Retailing Corp	40,397	601,866
Kato Sangyo Co Ltd	14,234	401,986
Kobe Bussan Co Ltd	65,209	1,481,845
Kusuri no Aoki Holdings Co Ltd	22,016	469,061
Life Corp	11,449	265,626
MatsukiyoCocokara & Co	145,270	2,150,161
Mitsubishi Shokuhin Co Ltd	9,302	298,180
San-A Co Ltd	19,934	379,384
Seven & i Holdings Co Ltd	957,182	15,280,227
Sugi Holdings Co Ltd	46,007	800,081
Sundrug Co Ltd	32,153	870,136
Trial Holdings Inc (c)	17,200	300,328
Tsuruha Holdings Inc	16,543	1,012,481
Valor Holdings Co Ltd	19,458	273,495
Welcia Holdings Co Ltd	41,984	604,249
Yaoko Co Ltd	9,404	549,976
		34,836,302
Food Products - 0.2%
Ajinomoto Co Inc	200,788	8,049,066
Ariake Japan Co Ltd	9,997	334,718
Calbee Inc	36,610	698,133
Ezaki Glico Co Ltd	22,531	679,317
Fuji Oil Holdings Inc	19,338	420,078
House Foods Group Inc	29,048	528,764
Itoham Yonekyu Holdings Inc	14,079	350,122
Kagome Co Ltd	35,871	672,048
Kewpie Corp	45,086	876,133
Kikkoman Corp	294,414	3,081,410
Kotobuki Spirits Co Ltd	46,403	678,089
Maruha Nichiro Corp	20,569	396,584
Megmilk Snow Brand Co Ltd	26,318	450,959
MEIJI Holdings Co Ltd	101,370	2,026,903
Morinaga & Co Ltd/Japan	32,954	568,032
Morinaga Milk Industry Co Ltd	32,887	615,230
NH Foods Ltd	38,226	1,247,672
Nichirei Corp	47,384	1,203,917
Nippn Corp	23,711	331,632
Nisshin Oillio Group Ltd/The	14,429	462,977
Nisshin Seifun Group Inc	95,188	1,070,449
Nissin Foods Holdings Co Ltd	87,298	1,951,977
Nissui Corp	140,870	776,224
Sakata Seed Corp	17,196	406,177
Showa Sangyo Co Ltd	13,840	246,633
Toyo Suisan Kaisha Ltd	38,707	2,501,095
Yakult Honsha Co Ltd	111,636	2,038,885
Yamazaki Baking Co Ltd	53,166	956,003
		33,619,227
Household Products - 0.0%
Earth Corp	8,328	270,729
Lion Corp	118,320	1,266,680
Pigeon Corp	56,351	534,013
Unicharm Corp	482,879	3,771,197
		5,842,619
Personal Care Products - 0.1%
Kao Corp	201,185	7,977,462
Kobayashi Pharmaceutical Co Ltd (b)	21,146	788,303
Kose Corp	14,985	662,593
Milbon Co Ltd	14,570	299,482
Noevir Holdings Co Ltd	8,695	259,070
Pola Orbis Holdings Inc	47,171	429,235
Rohto Pharmaceutical Co Ltd	82,908	1,405,516
Shiseido Co Ltd	173,625	2,915,756
		14,737,417
Tobacco - 0.1%
Japan Tobacco Inc	514,044	13,095,696
TOTAL CONSUMER STAPLES		118,343,965

Energy - 0.1%
Energy Equipment & Services - 0.0%
Modec Inc	21,435	440,631
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	27,314	1,179,347
ENEOS Holdings Inc	1,179,191	5,928,170
Idemitsu Kosan Co Ltd	389,095	2,596,884
Inpex Corp	375,533	4,481,630
Itochu Enex Co Ltd	26,968	275,994
Iwatani Corp	83,664	916,159
Japan Petroleum Exploration Co Ltd	71,005	503,522
San-Ai Obbli Co Ltd	25,452	294,900
		16,176,606
TOTAL ENERGY		16,617,237

Financials - 2.2%
Banks - 1.4%
77 Bank Ltd/The	27,468	842,766
Aichi Financial Group Inc	20,871	361,659
Aozora Bank Ltd (b)	47,294	729,967
Awa Bank Ltd/The	17,028	309,822
Bank of Nagoya Ltd/The	6,441	297,465
Chiba Bank Ltd/The	248,349	2,115,102
Chugin Financial Group Inc	67,695	743,151
Concordia Financial Group Ltd	456,984	2,653,444
Daishi Hokuetsu Financial Group Inc	33,008	637,810
Fukuoka Financial Group Inc	75,672	2,053,761
Gunma Bank Ltd/The	151,218	1,085,798
Hachijuni Bank Ltd/The	158,327	1,036,184
Hirogin Holdings Inc	112,096	891,315
Hokkoku Financial Holdings Inc	10,089	351,568
Hokuhoku Financial Group Inc	47,308	643,465
Hyakugo Bank Ltd/The	100,585	440,929
Iyogin Holdings Inc	104,417	1,107,508
Japan Post Bank Co Ltd	622,255	6,436,549
Juroku Financial Group Inc	14,870	446,493
Keiyo Bank Ltd/The	51,205	268,637
Kiyo Bank Ltd/The	30,180	449,122
Kyoto Financial Group Inc	103,978	1,563,647
Kyushu Financial Group Inc	145,577	736,394
Mebuki Financial Group Inc	400,158	1,769,304
Mitsubishi UFJ Financial Group Inc	4,800,718	60,711,785
Mizuho Financial Group Inc	1,042,958	28,718,707
Musashino Bank Ltd/The	14,463	302,411
Nanto Bank Ltd/The	14,096	320,017
Nishi-Nippon Financial Holdings Inc	52,751	723,814
North Pacific Bank Ltd	124,011	419,137
Ogaki Kyoritsu Bank Ltd/The	31,453	434,381
Rakuten Bank Ltd (c)	41,986	1,288,820
Resona Holdings Inc	905,133	6,718,300
San-In Godo Bank Ltd/The	69,006	589,841
SBI Sumishin Net Bank Ltd	23,354	711,677
Senshu Ikeda Holdings Inc	117,055	331,055
Seven Bank Ltd	278,420	552,230
Shiga Bank Ltd/The	17,104	508,251
Shizuoka Financial Group Inc	190,411	1,698,930
Sumitomo Mitsui Financial Group Inc	1,612,291	39,731,860
Sumitomo Mitsui Trust Group Inc	280,044	7,041,794
Suruga Bank Ltd	66,137	514,092
Toho Bank Ltd/The	111,145	221,688
Tokyo Kiraboshi Financial Group Inc	12,331	381,333
TOMONY Holdings Inc	107,161	311,119
Yamaguchi Financial Group Inc	79,198	882,603
		181,085,705
Capital Markets - 0.2%
Daiwa Securities Group Inc	577,863	4,183,242
JAFCO Group Co ltd	25,745	376,282
Japan Exchange Group Inc	430,312	4,546,762
M&A Research Institute Holdings Inc (b)(c)	13,885	138,326
Matsui Securities Co Ltd	60,022	315,759
Monex Group Inc	82,573	482,555
Nihon M&A Center Holdings Inc	138,870	541,955
Nomura Holdings Inc	1,300,321	8,453,891
Okasan Securities Group Inc	73,930	305,564
SBI Holdings Inc	119,279	3,438,436
Tokai Tokyo Financial Holdings Inc	116,306	379,625
		23,162,397
Consumer Finance - 0.0%
Acom Co Ltd	208,566	514,327
AEON Financial Service Co Ltd	49,256	398,023
Aiful Corp	147,692	321,482
Credit Saison Co Ltd	64,921	1,530,327
Jaccs Co Ltd	9,980	245,361
Marui Group Co Ltd	72,138	1,202,032
		4,211,552
Financial Services - 0.1%
Financial Partners Group Co Ltd	27,577	451,152
Fuyo General Lease Co Ltd	9,444	703,867
GMO Payment Gateway Inc	18,604	980,738
Japan Securities Finance Co Ltd	37,744	464,721
Mitsubishi HC Capital Inc	373,235	2,482,044
Mizuho Leasing Co Ltd	63,601	416,261
ORIX Corp	497,444	10,507,423
Ricoh Leasing Co Ltd	8,244	272,420
Tokyo Century Corp	65,813	636,975
Zenkoku Hosho Co Ltd	23,116	820,105
		17,735,706
Insurance - 0.5%
Dai-ichi Life Holdings Inc	391,440	10,688,342
Japan Post Holdings Co Ltd	825,212	8,618,521
Japan Post Insurance Co Ltd	82,630	1,610,263
LIFENET INSURANCE CO (b)(c)	29,593	369,581
Ms&Ad Insurance Group Holdings Inc	555,899	11,525,960
Sompo Holdings Inc	385,427	10,748,044
T&D Holdings Inc	212,443	4,041,692
Tokio Marine Holdings Inc	812,616	26,802,815
		74,405,218
TOTAL FINANCIALS		300,600,578

Health Care - 1.1%
Biotechnology - 0.0%
GNI Group Ltd (c)	22,307	476,864
Peptidream Inc (c)	43,473	596,662
		1,073,526
Health Care Equipment & Supplies - 0.4%
Asahi Intecc Co Ltd	95,611	1,603,079
Fukuda Denshi Co Ltd	7,550	326,841
Hogy Medical Co Ltd	10,945	341,691
Hoya Corp	150,675	20,233,539
Mani Inc	40,016	372,279
Menicon Co Ltd	32,546	292,032
Nakanishi Inc	30,944	510,427
Nihon Kohden Corp	72,166	1,030,124
Nipro Corp	68,923	643,802
Olympus Corp	509,129	7,726,542
Paramount Bed Holdings Co Ltd	21,886	395,256
Sysmex Corp	218,126	4,169,558
Terumo Corp	579,793	10,884,980
		48,530,150
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	75,011	1,026,823
As One Corp	26,225	428,707
H.U. Group Holdings Inc	25,800	422,606
Medipal Holdings Corp	80,676	1,212,940
Ship Healthcare Holdings Inc	37,803	515,938
Suzuken Co Ltd/Aichi Japan	27,310	852,437
Toho Holdings Co Ltd	23,907	660,928
		5,120,379
Health Care Technology - 0.0%
JMDC Inc	12,640	320,829
M3 Inc	192,971	1,751,411
Medley Inc (c)	10,484	274,130
		2,346,370
Pharmaceuticals - 0.7%
Astellas Pharma Inc	782,122	7,581,913
Chugai Pharmaceutical Co Ltd	290,601	12,529,274
Daiichi Sankyo Co Ltd	757,403	21,116,715
Eisai Co Ltd	108,964	3,227,747
Hisamitsu Pharmaceutical Co Inc	24,267	695,753
Kaken Pharmaceutical Co Ltd	14,570	395,722
Kissei Pharmaceutical Co Ltd	16,185	412,168
Kyorin Pharmaceutical Co Ltd	31,068	294,412
Kyowa Kirin Co Ltd	104,877	1,562,846
Mochida Pharmaceutical Co Ltd	13,492	292,763
Nippon Shinyaku Co Ltd	23,594	570,898
Nxera Pharma Co Ltd (c)	38,761	240,601
Ono Pharmaceutical Co Ltd	161,890	1,684,202
Otsuka Holdings Co Ltd	192,761	10,065,436
Santen Pharmaceutical Co Ltd	144,259	1,451,653
Sawai Group Holdings Co Ltd	51,363	663,411
Shionogi & Co Ltd	325,907	4,792,171
Sumitomo Pharma Co Ltd (c)	86,300	337,982
Takeda Pharmaceutical Co Ltd	684,600	18,415,756
Towa Pharmaceutical Co Ltd	14,023	271,484
Tsumura & CO	26,136	769,493
		87,372,400
TOTAL HEALTH CARE		144,442,825

Industrials - 3.5%
Air Freight & Logistics - 0.0%
AZ-COM MARUWA Holdings Inc	30,670	226,255
Hamakyorex Co Ltd	45,608	399,071
Mitsui-Soko Holdings Co Ltd	9,353	463,160
NIPPON EXPRESS HOLDINGS INC	93,585	1,516,832
Sankyu Inc	21,127	754,578
Senko Group Holdings Co Ltd	56,802	569,495
SG Holdings Co Ltd	139,982	1,319,250
Yamato Holdings Co Ltd	111,883	1,340,132
		6,588,773
Building Products - 0.2%
Agc Inc	85,390	2,466,860
Bunka Shutter Co Ltd	27,344	328,869
Central Glass Co Ltd	14,989	317,107
Daikin Industries Ltd	114,029	13,393,989
Lixil Corp	130,325	1,466,923
Nichias Corp	24,147	790,327
Nichiha Corp	16,429	307,084
Nitto Boseki Co Ltd	10,382	381,607
Sanwa Holdings Corp	80,059	2,505,687
Sekisui Jushi Corp	16,865	213,270
Sinko Industries Ltd	35,736	285,348
Takara Standard Co Ltd	29,909	323,170
Takasago Thermal Engineering Co Ltd	19,399	755,555
TOTO Ltd	61,968	1,514,700
		25,050,496
Commercial Services & Supplies - 0.1%
Aeon Delight Co Ltd	9,982	262,740
Dai Nippon Printing Co Ltd	167,878	2,481,135
Daiei Kankyo Co Ltd	19,264	351,416
Daiseki Co Ltd	22,479	537,453
Duskin Co Ltd	18,388	440,497
Japan Elevator Service Holdings Co Ltd	33,789	654,020
Kokuyo Co Ltd	38,929	676,631
Mitsubishi Pencil Co Ltd	15,870	226,891
Okamura Corp	27,314	349,182
Park24 Co Ltd	59,064	779,856
Pilot Corp	14,094	399,731
Prestige International Inc	63,466	286,375
Secom Co Ltd	180,386	6,070,198
Sohgo Security Services Co Ltd	157,164	1,055,758
TOPPAN Holdings Inc	103,871	2,915,345
TRE Holdings Corp	21,900	220,259
		17,707,487
Construction & Engineering - 0.2%
Chudenko Corp	14,009	291,645
COMSYS Holdings Corp	51,145	1,062,752
Dai-Dan Co Ltd	14,257	337,986
EXEO Group Inc	82,811	904,159
Hazama Ando Corp	70,648	528,389
INFRONEER Holdings Inc	89,686	676,093
JGC Holdings Corp	100,052	840,044
Kajima Corp	171,662	3,052,336
Kandenko Co Ltd	48,501	776,269
Kinden Corp	53,454	1,093,458
Kumagai Gumi Co Ltd	16,254	402,184
Kyudenko Corp	18,891	641,268
MIRAIT ONE corp	40,424	600,331
Nippon Densetsu Kogyo Co Ltd	23,409	308,161
Nishimatsu Construction Co Ltd	15,768	512,298
Obayashi Corp	281,501	3,780,595
Okumura Corp	14,403	362,320
Penta-Ocean Construction Co Ltd	137,056	578,153
Raito Kogyo Co Ltd	23,467	331,270
Sanki Engineering Co Ltd	18,240	367,233
Shimizu Corp	227,083	1,968,874
SHO-BOND Holdings Co Ltd	18,313	593,437
Taikisha Ltd	13,560	408,137
Taisei Corp	71,663	3,006,445
Toda Corp	98,046	593,525
Tokyu Construction Co Ltd	60,674	288,224
Totetsu Kogyo Co Ltd	14,005	289,608
Toyo Construction Co Ltd	34,225	307,240
Yokogawa Bridge Holdings Corp	18,504	321,398
		25,223,832
Electrical Equipment - 0.2%
Daihen Corp	8,422	384,066
Fuji Electric Co Ltd	58,213	2,773,556
Fujikura Ltd	109,164	4,393,663
Furukawa Electric Co Ltd	29,270	1,338,408
GS Yuasa Corp	36,260	582,959
Idec Corp/Japan	17,608	289,380
Mabuchi Motor Co Ltd	47,435	651,432
Mitsubishi Electric Corp	822,445	13,480,668
NIDEC CORP	360,770	6,231,056
Nitto Kogyo Corp	14,242	266,492
Sinfonia Technology Co Ltd (c)	10,082	451,656
SWCC Corp	13,607	663,491
Toyo Tanso Co Ltd	7,170	183,388
Ushio Inc	45,985	616,542
		32,306,757
Ground Transportation - 0.3%
Central Japan Railway Co	331,046	6,139,841
East Japan Railway Co	391,877	6,976,718
Fukuyama Transporting Co Ltd	10,469	247,996
Hankyu Hanshin Holdings Inc	99,993	2,544,283
Keikyu Corp	98,885	866,894
Keio Corp	45,992	1,163,498
Keisei Electric Railway Co Ltd (b)	170,064	1,621,929
Kintetsu Group Holdings Co Ltd	80,839	1,743,353
Kyushu Railway Co	62,619	1,522,705
Nagoya Railroad Co Ltd	87,921	981,009
Nankai Electric Railway Co Ltd	50,285	832,729
Nikkon Holdings Co Ltd	49,204	716,038
Nishi-Nippon Railroad Co Ltd	30,762	444,812
Odakyu Electric Railway Co Ltd	138,548	1,314,117
Seibu Holdings Inc	98,732	2,129,452
Seino Holdings Co Ltd	48,162	727,040
Sotetsu Holdings Inc	42,157	698,340
Tobu Railway Co Ltd	82,775	1,424,539
Tokyu Corp	231,953	2,647,121
West Japan Railway Co	190,741	3,508,767
		38,251,181
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	7,524	1,718,695
Hitachi Ltd	2,005,336	50,415,032
Keihan Holdings Co Ltd	42,169	908,148
Nisshinbo Holdings Inc	66,411	379,941
Noritsu Koki Co Ltd	8,497	274,760
Sekisui Chemical Co Ltd	166,035	2,751,629
TOKAI Holdings Corp	50,099	304,928
		56,753,133
Machinery - 0.9%
Amada Co Ltd	141,844	1,464,609
CKD Corp	25,864	420,838
Daifuku Co Ltd	140,242	2,878,376
DMG Mori Co Ltd	60,686	978,862
Ebara Corp	200,718	3,306,256
FANUC Corp	408,543	12,171,244
Fuji Corp/Aichi	39,212	592,134
Fujitec Co Ltd	28,023	1,066,724
Fukushima Galilei Co Ltd	12,240	208,660
Glory Ltd	20,442	347,485
Harmonic Drive Systems Inc	25,691	738,022
Hino Motors Ltd (c)	131,713	430,763
Hitachi Construction Machinery Co Ltd	46,418	1,111,465
Hoshizaki Corp	47,281	1,749,925
IHI Corp	60,569	3,623,737
Japan Steel Works Ltd/The	27,797	983,141
Kanadevia Corp	74,897	515,474
Kawasaki Heavy Industries Ltd	65,795	2,971,795
Kitz Corp	38,040	286,894
Komatsu Ltd	377,776	11,394,962
Kubota Corp	405,372	5,084,715
Kurita Water Industries Ltd	45,723	1,592,491
Kyokuto Kaihatsu Kogyo Co Ltd	17,372	270,323
Makino Milling Machine Co Ltd	10,664	796,649
Makita Corp	103,431	3,058,711
Max Co Ltd	13,290	339,342
Meidensha Corp	16,152	412,851
MINEBEA MITSUMI Inc	157,640	2,529,916
MISUMI Group Inc	124,752	1,996,729
Mitsubishi Heavy Industries Ltd	1,386,434	20,290,805
Mitsuboshi Belting Ltd	13,451	340,567
Mitsui E&S Co Ltd (c)	41,700	422,445
Miura Co Ltd	39,424	950,019
Nabtesco Corp	49,268	880,972
Namura Shipbuilding Co Ltd	20,458	262,673
NGK Insulators Ltd	103,251	1,324,952
Noritake Co Ltd	11,771	291,757
NSK Ltd	172,983	750,887
NTN Corp	237,241	380,009
OKUMA Corp	21,750	490,586
Organo Corp	11,451	566,832
OSG Corp	34,985	387,194
Shibaura Machine Co Ltd	12,431	286,251
Shinmaywa Industries Ltd	33,220	289,294
SMC Corp	24,739	9,360,900
Star Micronics Co Ltd	21,927	275,600
Sumitomo Heavy Industries Ltd	49,216	1,014,229
Tadano Ltd	51,718	383,237
Takeuchi Manufacturing Co Ltd	15,659	548,125
Takuma Co Ltd	35,222	381,251
THK Co Ltd	51,106	1,260,585
Tocalo Co Ltd	30,937	358,538
Toyota Industries Corp	70,457	5,878,725
Tsubakimoto Chain Co	36,447	447,822
Tsurumi Manufacturing Co Ltd	9,600	208,249
Yaskawa Electric Corp	100,772	2,925,742
		114,281,339
Marine Transportation - 0.1%
Iino Kaiun Kaisha Ltd	36,232	261,415
Kawasaki Kisen Kaisha Ltd	162,079	2,051,065
Mitsui OSK Lines Ltd	147,408	5,009,328
Nippon Yusen KK	188,271	5,908,611
		13,230,419
Passenger Airlines - 0.0%
ANA Holdings Inc	67,851	1,272,821
Japan Airlines Co Ltd	61,661	1,011,716
		2,284,537
Professional Services - 0.4%
BayCurrent Inc	57,472	2,450,717
dip Corp	17,421	259,890
en Japan Inc	16,548	214,260
Funai Soken Holdings Inc	21,431	332,509
MEITEC Group Holdings Inc	33,013	641,025
Nomura Co Ltd	48,454	285,362
Open Up Group Inc	28,219	342,813
Persol Holdings Co Ltd	790,942	1,205,027
Recruit Holdings Co Ltd	606,735	42,345,368
SMS Co Ltd	32,878	352,065
TechnoPro Holdings Inc	48,863	975,333
TKC Corp	13,309	326,710
Transcosmos Inc	12,214	252,565
UT Group CO Ltd	14,196	200,221
Visional Inc (c)	10,845	537,985
		50,721,850
Trading Companies & Distributors - 0.7%
Hanwa Co Ltd	17,463	539,456
Inaba Denki Sangyo Co Ltd	25,865	616,052
Inabata & Co Ltd	23,209	479,914
ITOCHU Corp	512,994	23,620,334
Kanamoto Co Ltd	15,550	312,921
Kanematsu Corp	40,292	674,155
Marubeni Corp	615,399	9,149,486
Mitsubishi Corp	1,439,703	22,962,150
Mitsui & Co Ltd	1,090,755	21,588,212
MonotaRO Co Ltd	109,262	1,882,433
Nagase & Co Ltd	40,346	757,816
Nishio Holdings Co Ltd	10,964	301,432
Senshu Electric Co Ltd	6,546	212,271
Sojitz Corp	98,446	2,023,516
Sumitomo Corp	470,046	10,190,715
Toyota Tsusho Corp	275,599	4,654,770
Trusco Nakayama Corp	23,258	309,834
Yamazen Corp	33,514	288,641
Yuasa Trading Co Ltd	10,595	300,980
		100,865,088
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	27,997	909,283
Kamigumi Co Ltd	35,899	782,115
Mitsubishi Logistics Corp	113,035	807,521
Sumitomo Warehouse Co Ltd/The	22,520	392,420
		2,891,339
TOTAL INDUSTRIALS		486,156,231

Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.7%
Ai Holdings Corp	18,299	234,251
Alps Alpine Co Ltd	83,904	839,010
Amano Corp	24,558	642,379
Anritsu Corp	64,824	595,763
Azbil Corp	198,160	1,492,680
Canon Marketing Japan Inc	22,064	724,614
Citizen Watch Co Ltd	92,404	559,888
Daiwabo Holdings Co Ltd	37,483	729,480
Dexerials Corp	72,267	941,740
Furuya Metal Co Ltd	9,489	201,125
Hakuto Co Ltd	7,453	215,765
Hamamatsu Photonics KK	129,568	1,599,066
Hioki EE Corp	4,881	243,054
Hirose Electric Co Ltd	12,483	1,492,145
Horiba Ltd	14,874	932,205
Hosiden Corp	20,924	283,589
Ibiden Co Ltd	52,348	1,535,000
Japan Aviation Electronics Industry Ltd	22,135	400,712
Jeol Ltd	19,884	732,836
Kaga Electronics Co Ltd	19,768	354,000
Keyence Corp	84,055	36,203,230
Kyocera Corp	553,700	5,747,291
Macnica Holdings Inc	62,153	729,516
Maruwa Co Ltd/Aichi	3,816	934,313
Maxell Ltd	24,436	314,854
Meiko Electronics Co Ltd	8,797	510,939
Murata Manufacturing Co Ltd	730,396	11,475,110
Nippon Electric Glass Co Ltd	33,949	729,262
Nissha Co Ltd	22,454	234,480
Oki Electric Industry Co Ltd	45,105	282,011
Omron Corp	76,373	2,519,517
Riken Keiki Co Ltd	14,701	294,435
Ryoyo Ryosan Holdings Inc	15,825	255,941
Shimadzu Corp	102,574	2,975,567
Taiyo Yuden Co Ltd	54,546	762,615
TDK Corp	840,735	10,162,224
Tokyo Electron Device Ltd	10,304	207,890
Topcon Corp	46,155	863,965
Yokogawa Electric Corp	99,792	2,190,545
		92,143,007
IT Services - 0.4%
BIPROGY Inc	33,876	1,046,726
Dentsu Soken Inc	12,434	491,754
Digital Garage Inc	14,268	366,267
DTS Corp	20,440	557,490
Fujitsu Ltd	716,279	13,852,665
Future Corp	22,778	266,447
GMO internet group Inc	32,393	574,968
NEC Corp	106,328	10,545,488
NEC Networks & System Integration Corp	16,400	349,223
Nomura Research Institute Ltd	163,536	5,525,431
NS Solutions Corp	28,473	724,261
NSD Co Ltd	30,347	640,745
NTT Data Group Corp	273,198	5,301,847
Obic Co Ltd	139,775	4,174,419
Otsuka Corp	98,695	2,225,051
Sakura Internet Inc (b)	10,400	315,152
SCSK Corp	69,325	1,534,930
SHIFT Inc (c)	83,625	689,728
Simplex Holdings Inc	18,391	343,553
TechMatrix Corp	19,253	312,319
TIS Inc	93,219	2,061,192
		51,899,656
Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp	331,549	18,330,411
Disco Corp	39,848	11,532,939
Ferrotec Holdings Corp	22,846	378,492
Japan Material Co Ltd	31,044	346,584
Kokusai Electric Corp	67,100	1,036,177
Lasertec Corp	34,758	3,614,953
Micronics Japan Co Ltd	12,929	313,050
Mitsui High-Tec Inc	47,786	277,680
Renesas Electronics Corp	728,222	9,754,155
Rohm Co Ltd	149,570	1,424,462
Rorze Corp	47,410	516,853
Sanken Electric Co Ltd (c)	10,389	408,035
SCREEN Holdings Co Ltd	35,245	2,455,955
Shibaura Mechatronics Corp	5,675	297,041
Shinko Electric Industries Co Ltd (c)	28,975	1,092,543
Socionext Inc	78,427	1,215,403
SUMCO Corp	152,259	1,124,130
Tokyo Electron Ltd	193,809	32,692,478
Tokyo Seimitsu Co Ltd	17,819	843,646
Towa Corp (b)	29,624	390,651
Tri Chemical Laboratories Inc	13,140	273,179
Ulvac Inc	19,837	780,155
		89,098,972
Software - 0.1%
Appier Group Inc (b)	30,074	310,889
Freee KK (c)	19,951	419,464
Fuji Soft Inc	13,185	836,132
Justsystems Corp	15,661	338,588
Money Forward Inc (c)	19,977	552,859
OBIC Business Consultants Co Ltd	13,609	682,211
Oracle Corp Japan	16,648	1,519,793
Rakus Co Ltd	38,339	476,195
Sansan Inc (c)	31,453	490,984
Systena Corp	133,784	305,871
Trend Micro Inc/Japan	55,245	3,272,729
		9,205,715
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	101,136	1,782,013
Canon Inc	402,642	12,976,726
Eizo Corp	20,848	296,127
Elecom Co Ltd	24,105	231,778
FUJIFILM Holdings Corp	482,321	10,626,062
MCJ Co Ltd	32,831	287,687
Promicom de Mexico	200,012	809,639
Ricoh Co Ltd	229,113	2,627,541
Seiko Epson Corp	125,626	2,270,223
Sun Corp	6,000	363,786
Toshiba TEC Corp	15,968	350,184
Wacom Co Ltd	69,362	298,493
		32,920,259
TOTAL INFORMATION TECHNOLOGY		275,267,609

Materials - 0.8%
Chemicals - 0.6%
ADEKA Corp	36,207	674,794
Aica Kogyo Co Ltd	24,641	514,157
Air Water Inc (Osaka)	80,770	1,007,019
Artience Co Ltd	17,238	342,930
Asahi Kasei Corp	539,655	3,665,144
C Uyemura & Co Ltd	4,701	311,628
Chugoku Marine Paints Ltd	20,575	312,313
Daicel Corp	105,395	932,606
Denka Co Ltd	37,544	534,714
DIC Corp	35,049	759,244
Fujimi Inc	24,780	348,635
Fuso Chemical Co Ltd	11,582	249,591
JCU Corp	12,238	284,158
Kaneka Corp	20,758	503,893
Kansai Paint Co Ltd	65,360	885,776
KH Neochem Co Ltd (b)	21,653	292,608
Konishi Co Ltd	31,073	255,677
Kuraray Co Ltd	129,059	1,889,435
Kureha Corp	19,195	344,559
Lintec Corp	18,708	349,831
Mitsubishi Chemical Group Corp	583,743	2,981,562
Mitsubishi Gas Chemical Co Inc	66,802	1,167,432
Mitsui Chemicals Inc	73,906	1,620,718
Nihon Parkerizing Co Ltd	45,412	370,324
Nippon Kayaku Co Ltd	63,799	522,139
Nippon Paint Holdings Co Ltd	410,326	2,585,588
Nippon Sanso Holdings Corp	75,000	2,124,041
Nippon Shokubai Co Ltd	49,527	600,805
Nippon Soda Co Ltd	22,294	413,674
Nissan Chemical Corp	56,619	1,703,512
Nitto Denko Corp	305,945	5,427,218
NOF Corp	97,848	1,301,809
Osaka Soda Co Ltd	33,575	360,509
PILLAR Corp /Japan	9,415	256,715
Resonac Holdings Corp	76,542	1,855,508
Sakata INX Corp	24,621	270,532
Shin-Etsu Chemical Co Ltd	777,439	24,102,345
Sumitomo Bakelite Co Ltd	33,748	812,681
Sumitomo Chemical Co Ltd	645,261	1,395,771
T Hasegawa Co Ltd	16,504	318,179
Taiyo Holdings Co Ltd	18,775	505,004
Teijin Ltd	81,745	697,276
Toagosei Co Ltd	43,870	406,773
Tokai Carbon Co Ltd	91,564	509,950
Tokuyama Corp	30,585	507,628
Tokyo Ohka Kogyo Co Ltd	42,591	948,992
Toray Industries Inc	599,905	4,162,727
Tosoh Corp	113,604	1,511,479
Toyobo Co Ltd	49,937	315,699
UBE Corp	44,316	651,767
Zeon Corp	67,521	627,682
		75,494,751
Construction Materials - 0.0%
Sumitomo Osaka Cement Co Ltd	15,664	334,018
Taiheiyo Cement Corp	50,041	1,260,293
		1,594,311
Containers & Packaging - 0.0%
FP Corp	22,185	432,370
Fuji Seal International Inc	21,064	323,964
Rengo Co Ltd	88,320	499,205
Toyo Seikan Group Holdings Ltd	54,402	826,009
		2,081,548
Metals & Mining - 0.2%
ARE Holdings Inc	36,668	453,518
Daido Steel Co Ltd	59,918	477,206
Dowa Holdings Co Ltd	24,285	723,221
JFE Holdings Inc	244,996	2,833,243
Kobe Steel Ltd	159,602	1,699,353
Maruichi Steel Tube Ltd	27,819	604,875
Mitsubishi Materials Corp	55,696	874,186
Nippon Light Metal Holdings Co Ltd	33,352	341,566
Nippon Steel Corp	387,457	8,043,211
OSAKA Titanium Technologies Co Ltd (b)	14,657	178,267
Specialty Polymers Inc	24,674	727,460
Sumitomo Metal Mining Co Ltd	107,499	2,454,856
Tokyo Steel Manufacturing Co Ltd	25,055	252,277
UACJ Corp	16,550	568,598
Yamato Kogyo Co Ltd	17,130	847,691
Yodogawa Steel Works Ltd	9,600	347,617
		21,427,145
Paper & Forest Products - 0.0%
Daio Paper Corp	50,648	280,707
Hokuetsu Corp (b)	42,140	396,676
Nippon Paper Industries Co Ltd	48,325	275,898
Oji Holdings Corp	353,349	1,427,097
		2,380,378
TOTAL MATERIALS		102,978,133

Real Estate - 0.6%
Diversified REITs - 0.1%
Activia Properties Inc	300	652,770
Daiwa House REIT Investment Corp	975	1,534,112
Hankyu Hanshin REIT Inc	325	268,196
Heiwa Real Estate REIT Inc	508	419,434
Hulic Reit Inc	579	528,798
KDX Realty Investment Corp	1,752	1,749,351
Mirai Corp	1,020	272,580
Mori Trust Reit Inc	1,188	484,544
NIPPON REIT Investment Corp	808	423,944
Nomura Real Estate Master Fund Inc	1,679	1,617,051
NTT UD REIT Investment Corp	673	572,985
Sekisui House Reit Inc	1,881	961,589
Star Asia Investment Corp	1,158	385,723
Takara Leben Real Estate Investment Corp	462	263,706
Tokyu REIT Inc	413	432,218
United Urban Investment Corp	1,305	1,263,864
		11,830,865
Hotel & Resort REITs - 0.0%
Hoshino Resorts REIT Inc	285	380,213
Invincible Investment Corp	3,303	1,440,283
Japan Hotel REIT Investment Corp	2,228	1,031,730
		2,852,226
Industrial REITs - 0.1%
CRE Logistics REIT Inc	296	286,908
GLP J-REIT	1,995	1,633,587
Industrial & Infrastructure Fund Investment Corp	1,035	772,953
Japan Logistics Fund Inc	1,167	675,796
LaSalle Logiport REIT	781	721,737
Mitsubishi Estate Logistics REIT Investment Corp	213	488,233
Mitsui Fudosan Logistics Park Inc	1,363	896,477
Nippon Prologis REIT Inc	974	1,485,393
SOSiLA Logistics REIT Inc	366	260,732
		7,221,816
Office REITs - 0.1%
Daiwa Office Investment Corp	246	466,684
Global One Real Estate Investment Corp	480	325,671
Ichigo Office REIT Investment Corp	504	269,219
Japan Excellent Inc	556	449,345
Japan Prime Realty Investment Corp	363	799,417
Japan Real Estate Investment Corp	2,733	1,925,461
Mori Hills REIT Investment Corp	648	524,197
Nippon Building Fund Inc	3,266	2,592,869
Orix JREIT Inc	1,111	1,232,746
		8,585,609
Real Estate Management & Development - 0.3%
Aeon Mall Co Ltd	39,433	497,715
Daito Trust Construction Co Ltd	25,197	2,699,924
Daiwa House Industry Co Ltd	252,766	7,963,082
Heiwa Real Estate Co Ltd	14,626	425,841
Hulic Co Ltd	195,530	1,723,311
Ichigo Inc	115,026	262,832
Kasumigaseki Capital Co Ltd (b)	2,841	271,738
Katitas Co Ltd	26,528	370,884
Leopalace21 Corp	75,284	267,861
Mitsubishi Estate Co Ltd	464,890	6,755,319
Mitsui Fudosan Co Ltd	1,150,681	10,385,808
Nomura Real Estate Holdings Inc	47,274	1,256,479
Relo Group Inc	44,314	543,130
Starts Corp Inc	15,070	374,354
Sumitomo Realty & Development Co Ltd	133,430	4,610,461
Tokyo Tatemono Co Ltd	82,943	1,279,073
Tokyu Fudosan Holdings Corp	248,001	1,592,336
		41,280,148
Residential REITs - 0.0%
Advance Residence Investment Corp	1,172	1,078,687
Comforia Residential REIT Inc	310	542,217
Daiwa Securities Living Investment Corporation	880	507,009
Nippon Accommodations Fund Inc	215	808,561
		2,936,474
Retail REITs - 0.0%
AEON REIT Investment Corp	686	554,022
Frontier Real Estate Investment Corp	1,132	590,800
Fukuoka REIT Corp	330	312,655
Japan Metropolitan Fund Invest	3,052	1,857,951
		3,315,428
TOTAL REAL ESTATE		78,022,566

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	277,418	2,890,104
Chugoku Electric Power Co Inc/The	128,431	715,333
Hokkaido Electric Power Co Inc (b)	76,651	390,217
Hokuriku Electric Power Co	77,127	428,810
Kansai Electric Power Co Inc/The	399,402	4,406,515
Kyushu Electric Power Co Inc	175,523	1,520,979
Shikoku Electric Power Co Inc	75,597	579,341
Tohoku Electric Power Co Inc	197,291	1,441,923
Tokyo Electric Power Co Holdings Inc (c)	655,116	1,716,884
		14,090,106
Gas Utilities - 0.1%
Nippon Gas Co Ltd	45,781	641,978
Osaka Gas Co Ltd	155,725	3,061,667
Toho Gas Co Ltd	32,098	805,641
Tokyo Gas Co Ltd	147,125	4,161,991
		8,671,277
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	66,855	1,054,692
TOTAL UTILITIES		23,816,075

TOTAL JAPAN		2,056,606,409
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	74,495	2,117,037
KOREA (SOUTH) - 2.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	103,484	710,808
Entertainment - 0.1%
CJ ENM Co Ltd (c)	5,559	203,709
HYBE Co Ltd	10,799	1,661,357
JYP Entertainment Corp	13,001	666,243
Kakao Games Corp (c)	22,634	250,744
Krafton Inc (c)	12,561	3,119,723
NCSoft Corp	6,382	752,869
Netmarble Corp (c)(d)(e)	14,810	447,340
Pearl Abyss Corp (c)	16,560	328,294
SM Entertainment Co Ltd	5,985	341,435
Studio Dragon Corp (c)	8,237	211,454
Wemade Co Ltd (c)	9,871	269,037
		8,252,205
Interactive Media & Services - 0.1%
Kakao Corp	136,995	3,585,364
NAVER Corp	62,688	9,253,861
SOOP Co Ltd	3,801	208,040
		13,047,265
Media - 0.0%
Cheil Worldwide Inc	37,254	437,643
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	24,293	922,126
TOTAL COMMUNICATION SERVICES		23,370,047

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	33,620	940,256
Hanon Systems	87,298	254,678
HL Mando Co Ltd	15,515	470,681
Hyundai Mobis Co Ltd	26,216	4,715,832
Hyundai Wia Corp	9,902	263,381
Kumho Tire Co Inc (c)	60,044	215,520
		6,860,348
Automobiles - 0.2%
Hyundai Motor Co	54,955	7,710,354
Kia Corp	103,958	7,230,977
		14,941,331
Broadline Retail - 0.0%
Hyundai Department Store Co Ltd (b)	8,375	288,535
Lotte Shopping Co Ltd	6,847	252,675
Shinsegae Inc	4,260	386,726
		927,936
Distributors - 0.0%
Silicon2 Co Ltd (c)	15,170	317,780
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (c)(d)(e)	81,083	2,100,364
Hana Tour Service Inc	7,176	274,496
Hanjin Kal Corp	11,101	636,567
Kangwon Land Inc	46,651	534,910
Paradise Co Ltd	32,228	218,153
		3,764,490
Household Durables - 0.0%
Coway Co Ltd	24,797	1,307,628
LG Electronics Inc	46,907	2,694,028
		4,001,656
Specialty Retail - 0.0%
Hotel Shilla Co Ltd	17,645	461,594
Textiles, Apparel & Luxury Goods - 0.0%
F&F Co Ltd	7,451	326,846
Fila Holdings Corp	19,263	516,994
Youngone Corp	11,209	336,098
		1,179,938
TOTAL CONSUMER DISCRETIONARY		32,455,073

Consumer Staples - 0.1%
Beverages - 0.0%
Hite Jinro Co Ltd	19,349	252,299
Consumer Staples Distribution & Retail - 0.0%
BGF retail Co Ltd	4,483	317,801
Dongsuh Cos Inc	19,343	307,474
E-MART Inc	9,797	431,777
GS Retail Co Ltd	21,398	224,022
		1,281,074
Food Products - 0.0%
CJ CheilJedang Corp	3,921	647,972
NongShim Co Ltd	1,691	403,523
Orion Corp/Republic of Korea	11,203	776,001
Ottogi Corp	1,081	283,874
Samyang Foods Co Ltd	1,851	864,096
		2,975,466
Personal Care Products - 0.1%
Amorepacific Corp	12,966	1,147,552
AMOREPACIFIC Group	17,623	290,521
APR Corp/Korea	7,202	226,659
Cosmax Inc	4,013	450,334
Hyundai Bioscience Co Ltd (c)	22,087	208,745
Hyundai Bioscience Co Ltd rights 2/6/2025 (c)	4,027	8,951
Kolmar Korea Co Ltd	7,778	320,955
LG H&H Co Ltd	4,232	887,176
VT Co Ltd (c)	9,828	215,738
		3,756,631
Tobacco - 0.0%
KT&G Corp	45,417	3,433,216
TOTAL CONSUMER STAPLES		11,698,686

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	19,583	1,110,425
S-Oil Corp	20,869	870,229
SK Innovation Co Ltd (c)	27,285	2,370,264
		4,350,918
Financials - 0.3%
Banks - 0.2%
BNK Financial Group Inc	115,924	963,254
DGB Financial Group Inc	77,311	487,193
Hana Financial Group Inc	125,669	5,185,022
Industrial Bank of Korea	134,490	1,428,163
JB Financial Group Co Ltd	53,837	727,557
KakaoBank Corp	75,575	1,091,987
KB Financial Group Inc	162,041	10,119,901
Shinhan Financial Group Co Ltd	187,868	6,523,416
Woori Financial Group Inc	275,193	3,018,109
		29,544,602
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	6,898	589,440
Korea Investment Holdings Co Ltd	19,348	1,048,784
Mirae Asset Securities Co Ltd	114,833	660,041
NH Investment & Securities Co Ltd	66,160	652,427
Samsung Securities Co Ltd	28,506	886,358
		3,837,050
Financial Services - 0.0%
Kakao Pay Corp (c)	15,907	292,621
Meritz Financial Group Inc	41,757	3,255,930
		3,548,551
Insurance - 0.1%
DB Insurance Co Ltd	20,457	1,356,832
Hanwha Life Insurance Co Ltd	161,857	275,716
Hyundai Marine & Fire Insurance Co Ltd	28,442	481,194
Korean Reinsurance Co	72,636	409,777
Samsung Fire & Marine Insurance Co Ltd	13,438	3,496,156
Samsung Life Insurance Co Ltd	35,028	2,130,663
		8,150,338
TOTAL FINANCIALS		45,080,541

Health Care - 0.3%
Biotechnology - 0.1%
ABLBio Inc (c)	15,904	391,913
Alteogen Inc (c)	17,338	4,378,581
Bioneer Corp (c)	13,637	169,407
Celltrion Inc	69,307	8,490,878
Green Cross Corp/South Korea	4,146	390,246
HLB Therapeutics Co Ltd	35,865	279,204
Hugel Inc (c)	2,904	470,256
Medytox Inc	2,684	216,638
Naturecell Co Ltd (c)	25,627	316,165
PharmaResearch Co Ltd	3,381	557,391
Seegene Inc	17,026	275,115
SK Bioscience Co Ltd (c)	13,604	454,480
Voronoi Inc (c)	5,571	324,615
		16,714,889
Health Care Equipment & Supplies - 0.0%
Classys Inc	8,658	319,685
HLB Inc (c)	51,501	2,829,637
		3,149,322
Health Care Providers & Services - 0.0%
Chabiotech Co Ltd (c)	24,049	187,172
Hanmi Science Co ltd	10,466	198,017
HLB Life Science CO LTD (c)	47,909	348,119
		733,308
Health Care Technology - 0.0%
Lunit Inc (c)	10,309	477,708
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (c)	11,346	975,803
Peptron Inc (c)	9,835	652,882
Samsung Biologics Co Ltd (c)(d)(e)	7,717	5,689,377
		7,318,062
Pharmaceuticals - 0.1%
Celltrion Pharm Inc	9,542	345,705
Chong Kun Dang Pharmaceutical Corp	4,879	288,226
Daewoong Pharmaceutical Co Ltd	3,117	292,240
Hanall Biopharma Co Ltd (c)	15,387	426,014
Hanmi Pharm Co Ltd	3,209	534,363
HK inno N Corp	9,593	232,813
Hlb Pharma Ceutical Co Ltd (c)	13,583	241,040
Mezzion Pharma Co Ltd (c)	12,300	264,963
Oscotec Inc (c)	15,219	276,801
Sam Chun Dang Pharm Co Ltd (c)	6,345	793,409
SK Biopharmaceuticals Co Ltd (c)	14,134	1,048,470
ST Pharm Co Ltd	6,231	367,949
Yuhan Corp	24,604	2,173,382
		7,285,375
TOTAL HEALTH CARE		35,678,664

Industrials - 0.5%
Aerospace & Defense - 0.0%
Hanwha Aerospace Co Ltd	13,891	3,793,882
Hanwha Systems Co Ltd	33,545	577,144
Korea Aerospace Industries Ltd	32,606	1,187,384
LIG Nex1 Co Ltd	6,090	941,615
		6,500,025
Air Freight & Logistics - 0.0%
Cj Logistics Corp	5,059	275,833
Hyundai Glovis Co Ltd	16,666	1,697,180
		1,973,013
Commercial Services & Supplies - 0.0%
Ecopro HN Co Ltd	8,053	166,502
KEPCO Plant Service & Engineering Co Ltd	13,001	412,660
S-1 Corp	9,128	372,928
		952,090
Construction & Engineering - 0.0%
Daewoo Engineering & Construction Co Ltd (c)	111,095	256,105
DL E&C Co Ltd	16,904	361,742
GS Engineering & Construction Corp (c)	33,010	389,483
HDC Hyundai Development Co-Engineering & Construction	17,916	203,192
Hyundai Engineering & Construction Co Ltd	37,438	794,461
KEPCO Engineering & Construction Co Inc	7,536	354,102
Samsung E&A Co Ltd (c)	71,813	883,003
		3,242,088
Electrical Equipment - 0.3%
Cheryong Electric Co Ltd	5,708	215,435
CS Wind Corp	11,717	333,981
Doosan Enerbility Co Ltd (c)	196,006	3,188,771
Doosan Fuel Cell Co Ltd (b)(c)	22,313	248,145
Ecopro BM Co Ltd (c)	21,407	1,904,659
Ecopro Co Ltd (c)	43,680	1,810,633
Ecopro Materials Co Ltd (c)	8,393	403,670
Hanwha Vision Co Ltd	16,176	354,403
HD Hyundai Electric Co Ltd	10,202	2,841,437
Hyosung Heavy Industries Corp	2,451	749,460
Iljin Electric Co Ltd (c)	11,825	261,932
L&F Co Ltd (c)	11,373	680,683
LG Energy Solution Ltd (c)	20,283	4,867,551
LS Corp	8,136	657,211
LS Electric Co Ltd	6,681	1,052,035
POSCO Future M Co Ltd	13,602	1,320,177
Shinsung Delta Tech Co Ltd	7,512	472,567
SK IE Technology Co Ltd (c)(d)(e)	14,924	233,559
Taihan Electric Wire Co Ltd (c)	43,011	384,390
		21,980,699
Industrial Conglomerates - 0.1%
CJ Corp	6,113	397,703
Doosan Co Ltd	3,289	633,576
GS Holdings Corp	20,834	547,915
Hanwha Corp	21,029	438,001
LG Corp	41,384	2,114,790
Lotte Corp	17,395	247,880
Samsung C&T Corp	38,662	3,159,322
SK Inc	16,286	1,643,376
SK Square Co Ltd (c)	41,211	2,625,068
		11,807,631
Machinery - 0.1%
Doosan Bobcat Inc	24,497	802,213
Hanwha Engine (c)	25,765	401,112
Hanwha Ocean Co Ltd (c)	40,420	1,575,030
HD Hyundai Construction Equipment Co Ltd	5,210	236,525
HD Hyundai Heavy Industries Co Ltd (c)	9,714	2,059,492
HD Hyundai Infracore Co Ltd	65,963	330,858
HD HYUNDAI MIPO (c)	11,066	937,576
HD Korea Shipbuilding & Offshore Engineering Co Ltd (c)	18,577	2,935,168
Hyundai Elevator Co Ltd (b)	11,247	407,735
Hyundai Rotem Co Ltd	33,672	1,359,111
People & Technology Inc (c)	10,400	286,670
Rainbow Robotics (c)	4,159	847,525
Samsung Heavy Industries Co Ltd (c)	289,837	2,569,180
SFA Engineering Corp	12,512	162,615
		14,910,810
Marine Transportation - 0.0%
HMM Co Ltd	117,583	1,527,768
Pan Ocean Co Ltd	140,988	319,902
		1,847,670
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	83,335	1,410,307
Trading Companies & Distributors - 0.0%
LX INTERNATIONAL CORP	18,106	308,643
Posco International Corp	24,011	688,066
		996,709
TOTAL INDUSTRIALS		65,621,042

Information Technology - 0.9%
Communications Equipment - 0.0%
Joongang Advanced Materials Co Ltd (c)	33,313	168,669
Seojin System Co Ltd (b)(c)	12,706	214,160
		382,829
Electronic Equipment, Instruments & Components - 0.1%
Daeduck Electronics Co Ltd / New	20,943	263,508
Daejoo Electronic Materials Co Ltd (c)	5,225	364,087
IsuPetasys Co Ltd	21,390	557,933
LG Display Co Ltd (c)	137,395	866,791
LG Innotek Co Ltd	6,455	653,349
Lotte Energy Materials Corp	11,844	177,508
Park Systems Corp	2,268	364,826
Samsung Electro-Mechanics Co Ltd	24,864	2,270,150
Samsung SDI Co Ltd	23,952	3,617,656
SOLUM Co Ltd (c)	21,640	278,699
Synopex Inc (c)	45,775	183,190
		9,597,697
IT Services - 0.0%
Posco DX Co Ltd	25,375	325,076
Samsung SDS Co Ltd	18,836	1,552,423
		1,877,499
Semiconductors & Semiconductor Equipment - 0.3%
DB HiTek Co Ltd	16,460	361,936
Eo Technics Co Ltd	3,993	386,881
Eugene Technology Co Ltd	8,017	200,914
Hana Micron Inc	32,845	227,962
Hanmi Semiconductor Co Ltd	19,496	1,489,965
HPSP Co Ltd	21,383	442,623
ISC Co Ltd	5,477	248,810
Jusung Engineering Co Ltd (b)	14,807	317,756
Koh Young Technology Inc	37,308	415,388
LEENO Industrial Inc	4,758	692,423
LX Semicon Co Ltd	6,877	265,550
NEXTIN Inc	5,276	206,778
SK Hynix Inc	236,426	31,729,065
TechWing Inc (c)	13,680	418,430
WONIK IPS Co Ltd (c)	16,384	250,746
		37,655,227
Software - 0.0%
Douzone Bizon Co Ltd	8,539	399,238
Technology Hardware, Storage & Peripherals - 0.5%
CosmoAM&T Co Ltd (c)	11,271	404,664
Samsung Electronics Co Ltd	2,062,259	73,417,506
		73,822,170
TOTAL INFORMATION TECHNOLOGY		123,734,660

Materials - 0.1%
Chemicals - 0.1%
Advanced Nano Products Co Ltd	5,280	236,684
Cosmochemical Co Ltd (c)	15,339	210,890
Dongjin Semichem Co Ltd	20,134	298,878
Enchem Co Ltd (c)	6,444	570,204
Hansol Chemical Co Ltd	4,790	302,350
Hanwha Solutions Corp	50,079	673,161
HS Hyosung Advanced Materials Corp	1,530	183,804
Hyosung TNC Corp	1,293	197,228
ISU Specialty Chemical (c)	9,188	205,325
KCC Corp	2,250	381,337
Kolon Industries Inc	13,404	256,610
Kum Yang Co Ltd (c)	17,561	215,491
Kumho Petrochemical Co Ltd	7,264	523,918
Lake Materials Co Ltd (c)	21,514	169,087
LG Chem Ltd	19,434	3,141,926
Lotte Chemical Corp	8,910	346,031
LOTTE Fine Chemical Co Ltd	8,789	238,767
OCI Holdings Co Ltd	7,368	397,638
SK Chemicals Co Ltd	7,883	223,208
SKC Co Ltd (c)	8,584	913,261
Soulbrain Co Ltd	2,359	270,635
		9,956,433
Metals & Mining - 0.0%
Hyundai Steel Co	41,477	655,363
Korea Zinc Co Ltd	2,251	1,268,739
Poongsan Corp	8,284	299,408
POSCO Holdings Inc	30,637	5,440,743
TCC Steel	9,113	171,325
		7,835,578
TOTAL MATERIALS		17,792,011

Real Estate - 0.0%
Industrial REITs - 0.0%
ESR Kendall Square REIT Co Ltd	101,824	322,748
Office REITs - 0.0%
JR Global Reit	116,616	196,178
TOTAL REAL ESTATE		518,926

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp (c)	112,106	1,612,815
Gas Utilities - 0.0%
Korea Gas Corp (c)	12,517	292,268
TOTAL UTILITIES		1,905,083

TOTAL KOREA (SOUTH)		362,205,651
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kuwait Telecommunications Co	186,050	336,355
Mobile Telecommunications Co KSCP	827,783	1,217,604
		1,553,959
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Humansoft Holding Co KSC	56,703	471,775
Specialty Retail - 0.0%
Ali Alghanim Sons Automotive Co KSCC	68,707	231,732
TOTAL CONSUMER DISCRETIONARY		703,507

Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	531,472	511,412
Boubyan Bank KSCP	640,708	1,303,627
Burgan Bank SAK	605,599	406,153
Gulf Bank KSCP	853,572	851,774
Kuwait Finance House KSCP	4,346,041	11,067,514
Kuwait International Bank KSCP	449,655	300,110
Kuwait Projects Co Holding KSCP (c)	985,643	309,441
National Bank of Kuwait SAKP	3,387,666	10,580,625
Warba Bank KSCP	636,891	486,980
		25,817,636
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	52,520	415,191
TOTAL FINANCIALS		26,232,827

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	1,517,171	545,232
Agility Public Warehousing Co KSC	725,736	592,535
		1,137,767
Electrical Equipment - 0.0%
Gulf Cables & Electrical Industries Group Co. KSCP	55,466	324,008
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	859,911	738,300
TOTAL INDUSTRIALS		2,200,075

Materials - 0.0%
Chemicals - 0.0%
Boubyan Petrochemicals Co KSCP	201,264	434,283
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Commercial Real Estate Co KSC	803,974	513,147
Kuwait Real Estate Co KSC	406,892	435,038
Mabanee Co KPSC	308,691	796,106
Salhia Real Estate Co KSCP	245,510	328,513
		2,072,804
TOTAL KUWAIT		33,197,455
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	163,371	531,493
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)(e)	91,907	2,185,292
Reinet Investments SCA (South Africa)	62,627	1,546,438
		3,731,730
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	58,701	3,158,088
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	20,397	565,814
ArcelorMittal SA	202,369	5,074,192
		5,640,006
TOTAL LUXEMBOURG		13,061,317
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	949,747	4,132,891
Sands China Ltd (c)	1,057,743	2,524,932
SJM Holdings Ltd (b)(c)	1,400,462	438,549
Wynn Macau Ltd (b)	771,771	562,592

TOTAL MACAU		7,658,964
MALAYSIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	586,424	866,336
TIME dotCom Bhd	633,603	660,282
		1,526,618
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	1,305,660	649,167
CELCOMDIGI BHD	1,579,845	1,327,706
Maxis Bhd	1,109,817	865,628
		2,842,501
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	1,044,457	849,590
Genting Malaysia Bhd	1,509,509	754,017
		1,603,607
Specialty Retail - 0.0%
Bermaz Auto Bhd	617,307	177,127
MR DIY Group M Bhd (d)(e)	1,542,005	579,823
		756,950
TOTAL CONSUMER DISCRETIONARY		2,360,557

Consumer Staples - 0.1%
Beverages - 0.0%
Carlsberg Brewery Malaysia Bhd	90,704	401,116
Fraser & Neave Holdings Bhd	68,188	386,353
Heineken Malaysia Bhd	89,432	484,795
		1,272,264
Food Products - 0.1%
IOI Corp Bhd	1,192,694	994,152
Kuala Lumpur Kepong Bhd	237,019	1,057,362
Nestle Malaysia Bhd	34,711	700,092
PPB Group Bhd	320,600	858,835
QL Resources Bhd	837,050	857,382
SD Guthrie Bhd	972,096	1,055,409
United Plantations BHD	76,563	525,844
		6,049,076
TOTAL CONSUMER STAPLES		7,321,340

Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	1,576,158	670,463
Yinson Holdings BHD	636,522	332,582
		1,003,045
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	139,335	613,191
TOTAL ENERGY		1,616,236

Financials - 0.2%
Banks - 0.2%
Alliance Bank Malaysia Bhd	487,617	568,600
AMMB Holdings Bhd	1,146,093	1,449,438
CIMB Group Holdings Bhd	3,262,667	5,860,216
Hong Leong Bank Bhd	292,055	1,321,699
Malayan Banking Bhd	2,359,671	5,473,615
MBSB Bhd	1,730,098	277,191
Public Bank Bhd	6,342,888	6,130,086
RHB Bank Bhd	718,821	1,036,988
		22,117,833
Capital Markets - 0.0%
Bursa Malaysia Bhd	351,248	657,827
TOTAL FINANCIALS		22,775,660

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Hartalega Holdings Bhd	717,024	531,299
Kossan Rubber Industries Bhd	625,168	313,415
Top Glove Corp Bhd	2,435,703	653,699
		1,498,413
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	967,304	1,553,820
Kpj Healthcare Bhd	854,694	432,156
		1,985,976
TOTAL HEALTH CARE		3,484,389

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Frontken Corp Bhd	683,187	575,057
Construction & Engineering - 0.1%
Gamuda Bhd	1,785,396	1,614,291
IJM Corp Bhd	894,494	477,654
		2,091,945
Industrial Conglomerates - 0.0%
HAP Seng Consolidated Bhd	349,742	258,932
Sime Darby Bhd	1,309,729	659,806
Sunway Bhd	1,041,600	1,014,022
		1,932,760
Machinery - 0.0%
Pentamaster Corp Bhd	299,048	230,667
Marine Transportation - 0.0%
MISC Bhd	597,702	970,029
Professional Services - 0.0%
CTOS Digital Bhd	929,772	247,818
My EG Services Bhd	2,633,921	562,055
		809,873
Trading Companies & Distributors - 0.0%
Chin Hin Group Bhd	539,366	273,254
TOTAL INDUSTRIALS		6,883,585

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
VS Industry Bhd	1,434,362	336,235
VS Industry Bhd warrants 9/5/2026 (c)	141,146	5,506
		341,741
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	1,312,641	742,227
Malaysian Pacific Industries Bhd	52,142	259,174
ViTrox Corp Bhd	350,982	304,492
		1,305,893
TOTAL INFORMATION TECHNOLOGY		1,647,634

Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	1,252,821	1,306,547
Scientex BHD	385,581	348,578
		1,655,125
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	1,649,041	1,806,798
TOTAL MATERIALS		3,461,923

Real Estate - 0.0%
Diversified REITs - 0.0%
Axis Real Estate Investment Trust	882,542	352,460
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	714,463	337,368
Mah Sing Group Bhd	772,500	244,939
Sime Darby Property Bhd	1,401,300	443,745
SP Setia Bhd Group	1,043,662	314,832
		1,340,884
Retail REITs - 0.0%
Sunway Real Estate Investment Trust	945,636	400,897
TOTAL REAL ESTATE		2,094,241

Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	1,279,196	3,901,347
Gas Utilities - 0.0%
Petronas Gas Bhd	347,252	1,338,306
Independent Power and Renewable Electricity Producers - 0.0%
Mega First Corp BHD	359,868	345,196
Multi-Utilities - 0.0%
YTL Corp Bhd	1,473,866	627,297
YTL Power International Bhd	1,097,369	768,014
		1,395,311
TOTAL UTILITIES		6,980,160

TOTAL MALAYSIA		62,994,844
MEXICO - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Operadora De Sites Mexicanos SAB de CV (b)	594,611	282,929
Media - 0.0%
Grupo Televisa SAB	1,068,763	407,452
Megacable Holdings SAB de CV unit	216,575	427,047
		834,499
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	7,922,005	5,531,870
TOTAL COMMUNICATION SERVICES		6,649,298

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Alsea SAB de CV	228,152	486,097
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	219,951	2,010,150
Coca-Cola Femsa SAB de CV unit	224,687	1,765,118
Fomento Economico Mexicano SAB de CV unit	750,977	6,383,776
		10,159,044
Consumer Staples Distribution & Retail - 0.0%
Grupo Comercial Chedraui SA de CV	126,000	726,193
La Comer SAB de CV	147,717	241,443
Wal-Mart de Mexico SAB de CV Series V	2,252,969	5,840,628
		6,808,264
Food Products - 0.0%
Gruma SAB de CV Series B	79,655	1,380,489
Grupo Bimbo SAB de CV	562,785	1,477,712
		2,858,201
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	666,312	996,156
TOTAL CONSUMER STAPLES		20,821,665

Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (d)(e)	370,999	847,200
Grupo Financiero Banorte SAB de CV	1,121,269	7,748,563
Grupo Financiero Inbursa SAB de CV Series O (c)	781,113	1,660,836
Regional SAB de CV	111,033	725,395
		10,981,994
Capital Markets - 0.0%
Bolsa Mexicana de Valores SAB de CV	241,653	371,890
Consumer Finance - 0.0%
Gentera SAB de CV	502,790	659,727
Insurance - 0.0%
Qualitas Controladora SAB de CV (b)	90,091	749,309
TOTAL FINANCIALS		12,762,920

Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	342,848	467,069
Industrials - 0.1%
Ground Transportation - 0.0%
Grupo Traxion SAB de CV (c)(d)(e)	222,281	178,923
Industrial Conglomerates - 0.0%
Alfa SAB de CV Series A	1,572,125	1,287,470
Grupo Carso SAB de CV Series A1	239,338	1,372,134
		2,659,604
Passenger Airlines - 0.0%
Controladora Vuela Cia de Aviacion SAB de CV Series A (c)	467,223	395,703
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	124,470	1,175,083
Grupo Aeroportuario del Pacifico SAB de CV Series B	166,474	3,076,902
Grupo Aeroportuario del Sureste SAB de CV Series B	77,112	2,095,368
Promotora y Operadora de Infraestructura SAB de CV	81,088	766,153
		7,113,506
TOTAL INDUSTRIALS		10,347,736

Materials - 0.1%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV	419,311	267,304
Construction Materials - 0.0%
Cemex SAB de CV unit	6,573,245	3,901,695
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	1,341,065	6,574,597
Industrias Penoles SAB de CV (c)	87,518	1,238,100
Southern Copper Corp	37,184	3,406,798
		11,219,495
TOTAL MATERIALS		15,388,494

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,281,289	1,328,158
Industrial REITs - 0.0%
FIBRA Macquarie Mexico (d)(e)	352,026	536,482
Prologis Property Mexico SA de CV	468,001	1,458,975
		1,995,457
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	393,204	1,027,886
TOTAL REAL ESTATE		4,351,501

TOTAL MEXICO		71,274,780
NETHERLANDS - 2.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	1,663,498	6,019,404
Entertainment - 0.1%
Universal Music Group NV	355,103	9,904,612
Media - 0.0%
Havas NV	323,980	510,531
TOTAL COMMUNICATION SERVICES		16,434,547

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Basic-Fit NV (c)(d)(e)	23,358	593,189
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	54,246	3,278,007
Heineken NV	122,552	8,514,625
		11,792,632
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	399,272	14,149,236
Redcare Pharmacy NV (b)(c)(d)(e)	6,332	798,111
		14,947,347
Food Products - 0.0%
JDE Peet's NV	53,235	931,662
TOTAL CONSUMER STAPLES		27,671,641

Energy - 0.0%
Energy Equipment & Services - 0.0%
SBM Offshore NV (c)	62,695	1,179,822
Oil, Gas & Consumable Fuels - 0.0%
Koninklijke Vopak NV	30,432	1,398,558
TOTAL ENERGY		2,578,380

Financials - 0.5%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)(e)	195,021	3,280,534
ING Groep NV	1,423,193	23,654,737
		26,935,271
Capital Markets - 0.0%
Euronext NV (d)(e)	33,716	3,920,919
Flow Traders Ltd	16,632	416,858
Van Lanschot Kempen NV depository receipt	14,563	720,635
		5,058,412
Financial Services - 0.1%
Adyen NV (c)(d)(e)	9,403	15,177,541
EXOR NV	41,637	3,963,070
		19,140,611
Insurance - 0.1%
Aegon Ltd	584,192	3,813,895
ASR Nederland NV	68,438	3,383,035
NN Group NV	115,645	5,323,074
		12,520,004
TOTAL FINANCIALS		63,654,298

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (c)	25,883	17,086,338
Pharming Group NV (b)(c)	415,773	373,526
		17,459,864
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	345,643	9,526,701
TOTAL HEALTH CARE		26,986,565

Industrials - 0.2%
Air Freight & Logistics - 0.0%
PostNL NV (b)(c)	218,230	222,769
Construction & Engineering - 0.0%
Fugro NV (c)	50,322	806,553
Koninklijke BAM Groep NV (c)	125,230	551,613
Koninklijke Heijmans N.V depository receipt	14,029	469,356
		1,827,522
Electrical Equipment - 0.0%
TKH Group NV depository receipt	20,268	748,106
Machinery - 0.0%
Aalberts NV (c)	43,595	1,551,233
Professional Services - 0.2%
Arcadis NV	31,658	1,814,521
Randstad NV	47,238	2,051,337
Wolters Kluwer NV	102,682	18,721,295
		22,587,153
Trading Companies & Distributors - 0.0%
IMCD NV	24,819	3,898,131
TOTAL INDUSTRIALS		30,834,914

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
ASM International NV	20,330	11,958,224
ASML Holding NV	172,891	127,898,336
BE Semiconductor Industries NV	33,508	4,334,722
		144,191,282
Software - 0.0%
Nebius Group NV Class A (Russia) (c)(f)	84,793	0
TomTom NV (b)(c)	36,833	195,447
		195,447
TOTAL INFORMATION TECHNOLOGY		144,386,729

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	73,692	4,185,560
Corbion NV	25,547	598,956
OCI NV	47,135	544,477
		5,328,993
Metals & Mining - 0.0%
AMG Critical Materials NV (b)	15,843	231,084
TOTAL MATERIALS		5,560,077

Real Estate - 0.0%
Retail REITs - 0.0%
Eurocommercial Properties NV (c)	20,053	489,910
Wereldhave NV	20,277	307,958
		797,868
TOTAL NETHERLANDS		319,498,208
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd (b)	836,145	1,371,532
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	397,926	2,514,987
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	253,845	5,370,634
Health Care Providers & Services - 0.0%
Ryman Healthcare Ltd (c)	275,291	675,948
TOTAL HEALTH CARE		6,046,582

Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (c)	481,813	775,438
Passenger Airlines - 0.0%
Air New Zealand Ltd	847,126	298,973
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	713,970	3,455,712
TOTAL INDUSTRIALS		4,530,123

Information Technology - 0.2%
Software - 0.2%
Xero Ltd (c)	62,594	7,045,272
Real Estate - 0.0%
Industrial REITs - 0.0%
Goodman Property Trust	496,458	583,473
Retail REITs - 0.0%
Kiwi Property Group Ltd	762,777	390,765
TOTAL REAL ESTATE		974,238

Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	348,938	1,830,425
Mercury NZ Ltd	311,004	1,105,715
		2,936,140
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	565,668	1,869,638
TOTAL UTILITIES		4,805,778

TOTAL NEW ZEALAND		27,288,512
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (d)(e)	390,843	699,771
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	261,756	3,200,636
Media - 0.0%
Schibsted ASA A Shares	33,387	991,106
Schibsted ASA B Shares	37,020	1,062,975
		2,054,081
TOTAL COMMUNICATION SERVICES		5,254,717

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (d)(e)	76,107	557,756
Consumer Staples - 0.1%
Food Products - 0.1%
Austevoll Seafood ASA	47,470	463,850
Leroy Seafood Group ASA	124,219	616,228
Mowi ASA	200,062	4,017,607
Orkla ASA	301,359	2,803,600
Salmar ASA	29,498	1,562,375
		9,463,660
Energy - 0.2%
Energy Equipment & Services - 0.0%
Aker Solutions ASA	122,730	349,582
DOF Group ASA A Shares (c)	62,071	523,167
Odfjell Drilling Ltd	47,367	260,297
TGS ASA	86,996	879,284
		2,012,330
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	135,836	2,840,643
BLUENORD ASA (b)(c)	11,577	687,335
DNO ASA A Shares	290,838	336,609
Equinor ASA	360,634	8,685,428
FLEX LNG Ltd	15,434	395,167
Frontline PLC (Norway) (b)	63,089	1,110,037
		14,055,219
TOTAL ENERGY		16,067,549

Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	380,074	8,085,895
SpareBank 1 Nord Norge	48,991	565,366
Sparebank 1 Oestlandet	24,051	354,941
SpareBank 1 SMN	57,877	933,195
SpareBank 1 Sor-Norge ASA	95,801	1,366,083
		11,305,480
Insurance - 0.0%
Gjensidige Forsikring ASA	84,519	1,733,884
Protector Forsikring ASA	24,284	710,152
Storebrand ASA A Shares	184,960	2,181,537
		4,625,573
TOTAL FINANCIALS		15,931,053

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	38,039	4,523,532
Electrical Equipment - 0.0%
NEL ASA (b)(c)	777,631	163,170
Industrial Conglomerates - 0.0%
Aker ASA A Shares	9,423	506,170
Machinery - 0.0%
AutoStore Holdings Ltd (c)(d)(e)	575,434	518,560
Hexagon Composites ASA (c)	73,532	244,918
TOMRA Systems ASA (b)	97,277	1,441,275
		2,204,753
Marine Transportation - 0.0%
Golden Ocean Group Ltd (Norway)	56,848	528,868
Hoegh Autoliners ASA	50,766	462,418
MPC Container Ships ASA	176,107	286,285
Stolt-Nielsen Ltd	10,739	277,993
Wallenius Wilhelmsen ASA	47,029	379,973
		1,935,537
Passenger Airlines - 0.0%
Norwegian Air Shuttle ASA (c)	357,915	343,252
TOTAL INDUSTRIALS		9,676,414

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kitron ASA	88,366	303,071
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)(c)	81,249	818,326
Software - 0.0%
Crayon Group Holding ASA (c)(d)(e)	36,925	345,804
TOTAL INFORMATION TECHNOLOGY		1,467,201

Materials - 0.0%
Chemicals - 0.0%
Elkem ASA (b)(c)(d)(e)	138,759	273,626
Metals & Mining - 0.0%
Norsk Hydro ASA	604,828	3,567,251
TOTAL MATERIALS		3,840,877

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Entra ASA (c)(d)(e)	34,047	352,541
TOTAL NORWAY		62,611,768
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	29,231	5,352,196
Intercorp Financial Services Inc (United States) (d)	16,520	491,966
		5,844,162
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	73,545	938,434
Hochschild Mining PLC (c)	154,793	337,793
		1,276,227
TOTAL PERU		7,120,389
PHILIPPINES - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Converge Information and Communications Technology Solutions Inc	1,185,135	323,544
Wireless Telecommunication Services - 0.0%
PLDT Inc	34,019	777,911
TOTAL COMMUNICATION SERVICES		1,101,455

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
DigiPlus Interactive Corp (c)	606,500	278,761
Jollibee Foods Corp	203,924	774,285
		1,053,046
Specialty Retail - 0.0%
Wilcon Depot Inc	849,660	121,962
TOTAL CONSUMER DISCRETIONARY		1,175,008

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Puregold Price Club Inc	527,082	222,729
Food Products - 0.0%
Century Pacific Food Inc	589,232	369,559
Universal Robina Corp	400,391	416,149
		785,708
TOTAL CONSUMER STAPLES		1,008,437

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Semirara Mining & Power Corp	443,047	262,294
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	818,433	1,629,031
BDO Unibank Inc	1,030,007	2,422,790
Metropolitan Bank & Trust Co	813,036	963,080
		5,014,901
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Alliance Global Group Inc	1,282,488	131,933
Ayala Corp	109,954	1,022,710
DMCI Holdings Inc	1,346,826	251,075
GT Capital Holdings Inc	43,729	369,767
JG Summit Holdings Inc	1,192,211	329,134
SM Investments Corp	95,145	1,266,586
		3,371,205
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	441,476	2,633,878
TOTAL INDUSTRIALS		6,005,083

Real Estate - 0.0%
Office REITs - 0.0%
AREIT Inc	459,431	330,138
Real Estate Management & Development - 0.0%
Ayala Land Inc	2,915,597	1,108,450
Robinsons Land Corp	957,013	205,659
SM Prime Holdings Inc	4,402,757	1,739,730
		3,053,839
TOTAL REAL ESTATE		3,383,977

Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	125,088	958,074
Independent Power and Renewable Electricity Producers - 0.0%
ACEN Corp	4,711,382	249,720
TOTAL UTILITIES		1,207,794

TOTAL PHILIPPINES		19,158,949
POLAND - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange Polska SA	299,719	587,726
Entertainment - 0.0%
CD Projekt SA (b)	28,428	1,475,772
Media - 0.0%
Cyfrowy Polsat SA (b)(c)	111,547	423,947
TOTAL COMMUNICATION SERVICES		2,487,445

Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Allegro.eu SA (c)(d)(e)	255,238	1,883,317
Specialty Retail - 0.0%
Auto Partner SA (d)	41,058	184,569
CCC SA (c)	21,139	894,123
		1,078,692
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA (b)	479	1,938,876
TOTAL CONSUMER DISCRETIONARY		4,900,885

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)(e)	21,174	2,344,712
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA (b)	242,671	3,209,992
Financials - 0.2%
Banks - 0.2%
Alior Bank SA (b)	41,083	951,493
Bank Millennium SA (c)	283,798	725,817
Bank Polska Kasa Opieki SA	78,664	3,101,913
mBank SA (c)	6,661	1,031,636
Powszechna Kasa Oszczednosci Bank Polski SA	374,621	6,164,993
Santander Bank Polska SA	17,475	2,178,762
		14,154,614
Capital Markets - 0.0%
XTB SA (d)(e)	31,351	505,754
Consumer Finance - 0.0%
KRUK SA	7,552	795,974
Insurance - 0.0%
Powszechny Zaklad Ubezpieczen SA	257,397	3,164,886
TOTAL FINANCIALS		18,621,228

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (c)	96,798	1,591,629
Construction & Engineering - 0.0%
Budimex SA	5,647	663,512
Professional Services - 0.0%
Benefit Systems SA	917	672,001
TOTAL INDUSTRIALS		2,927,142

Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	24,941	725,576
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	4,460	836,843
KGHM Polska Miedz SA	59,824	1,849,984
		2,686,827
Utilities - 0.0%
Electric Utilities - 0.0%
Enea SA (c)	122,003	419,732
PGE Polska Grupa Energetyczna SA (c)	383,736	617,345
Tauron Polska Energia SA (b)(c)	457,531	478,408
		1,515,485
TOTAL POLAND		39,419,292
PORTUGAL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NOS SGPS SA	116,558	410,514
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	123,003	2,430,843
Sonae SGPS SA	387,153	361,871
		2,792,714
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	201,819	3,377,677
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	2,702,933	1,417,153
Materials - 0.0%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	28,402	248,972
Paper & Forest Products - 0.0%
Navigator Co SA/The	125,409	459,251
TOTAL MATERIALS		708,223

Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	1,360,960	4,279,097
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	192,287	473,761
TOTAL UTILITIES		4,752,858

TOTAL PORTUGAL		13,459,139
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	368,655	1,308,164
Wireless Telecommunication Services - 0.0%
Vodafone Qatar QSC	848,039	479,802
TOTAL COMMUNICATION SERVICES		1,787,966

Energy - 0.0%
Energy Equipment & Services - 0.0%
Gulf International Services QSC	420,570	390,884
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	265,186	1,116,534
Qatar Gas Transport Co Ltd	1,218,335	1,441,859
		2,558,393
TOTAL ENERGY		2,949,277

Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	2,751,403	1,804,546
Commercial Bank of Qatar	1,413,385	1,785,267
Doha Bank QPSC	1,158,493	658,314
Dukhan Bank	818,321	828,660
Qatar International Islamic Bank QSC	440,261	1,286,563
Qatar Islamic Bank QPSC	768,257	4,346,634
Qatar National Bank QPSC	1,982,240	9,091,845
		19,801,829
Industrials - 0.0%
Construction & Engineering - 0.0%
Estithmar Holding QPSC (c)	512,329	253,561
Industrial Conglomerates - 0.0%
Industries Qatar QSC	636,775	2,401,242
Marine Transportation - 0.0%
Qatar Navigation QSC	419,941	1,262,937
TOTAL INDUSTRIALS		3,917,740

Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	2,440,666	1,025,603
Metals & Mining - 0.0%
Qatar Aluminum Manufacturing Co	1,247,297	468,293
TOTAL MATERIALS		1,493,896

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	948,484	745,814
United Development Co QSC	766,605	242,130
		987,944
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	187,893	816,903
TOTAL QATAR		31,755,555
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	264,522	1,986,947
RUSSIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Rostelecom PJSC (c)(f)	298,140	0
Interactive Media & Services - 0.0%
VK IPJSC (c)(f)	35,535	0
VK IPJSC GDR (c)(d)(f)	4,260	0
		0
Wireless Telecommunication Services - 0.0%
Sistema AFK PAO GDR (c)(d)(f)	40,315	0
TOTAL COMMUNICATION SERVICES		0

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (c)(f)	17,054	0
Specialty Retail - 0.0%
Detsky Mir PJSC (c)(d)(e)(f)	227,830	0
TOTAL CONSUMER DISCRETIONARY		0

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (c)(f)	3,442,771	1
LUKOIL PJSC (c)(f)	120,075	0
Rosneft Oil Co PJSC (c)(f)	315,946	0
Surgutneftegas PAO (c)(f)	2,091,286	0
Tatneft PJSC (c)(f)	399,435	0
		1
Financials - 0.0%
Banks - 0.0%
Credit Bank of Moscow PJSC (c)(f)	4,537,000	0
Sberbank of Russia PJSC (c)(f)	3,156,853	0
VTB Bank PJSC (c)(f)	192,769	1
		1
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (c)(f)	449,874	0
TKS Holding MKPAO JSC (c)(f)	2,047	0
		0
TOTAL FINANCIALS		1

Industrials - 0.0%
Passenger Airlines - 0.0%
Aeroflot PJSC (c)(f)	402,869	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (c)(d)(f)	277	0
Metals & Mining - 0.0%
Alrosa PJSC (c)(f)	739,283	0
GMK Norilskiy Nickel PAO (c)(f)	1,831,800	0
Novolipetsk Steel PJSC (c)(f)	409,801	0
Polyus PJSC (c)(f)	10,038	0
Severstal PAO (c)(f)	63,766	0
United Co RUSAL International PJSC (Russia) (c)(f)	983,490	0
		0
Paper & Forest Products - 0.0%
Segezha Group PJSC (c)(d)(e)(f)	1,842,700	1
TOTAL MATERIALS		1

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (c)(f)	11,220,073	1
Independent Power and Renewable Electricity Producers - 0.0%
Unipro PJSC (c)(f)	8,778,000	1
TOTAL UTILITIES		2

TOTAL RUSSIA		5
SAUDI ARABIA - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Etihad Atheeb Telecommunication Co	8,616	239,825
Saudi Telecom Co	862,740	10,005,916
		10,245,741
Media - 0.0%
Arabian Contracting Services Co	8,151	333,802
Saudi Research & Media Group (c)	16,147	1,144,286
		1,478,088
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	165,706	2,558,023
Mobile Telecommunications Co Saudi Arabia	210,451	594,764
		3,152,787
TOTAL COMMUNICATION SERVICES		14,876,616

Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
National Co For Learning & Education	8,499	412,408
Hotels, Restaurants & Leisure - 0.0%
Jahez International Co (c)	49,675	458,249
Leejam Sports Co JSC	12,120	588,761
Seera Group Holding (c)	74,145	476,416
		1,523,426
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	23,082	872,644
Jarir Marketing Co	299,647	1,024,202
Saudi Automotive Services Co	16,538	323,202
United Electronics Co	20,321	533,124
		2,753,172
TOTAL CONSUMER DISCRETIONARY		4,689,006

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	210,257	599,822
Al-Dawaa Medical Services Co	17,397	369,675
Almunajem Foods Co	9,824	257,472
BinDawood Holding Co	164,105	288,333
Nahdi Medical Co	18,889	594,263
		2,109,565
Food Products - 0.1%
Almarai Co JSC	213,659	3,355,244
National Agriculture Development Co/The (c)	73,489	501,591
Saudia Dairy & Foodstuff Co	7,655	674,331
Savola Group/The (c)	66,336	689,766
		5,220,932
TOTAL CONSUMER STAPLES		7,330,497

Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	151,078	723,428
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (d)(e)	2,481,857	18,395,399
TOTAL ENERGY		19,118,827

Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	848,103	22,385,741
Alinma Bank	535,240	4,259,715
Arab National Bank	402,006	2,293,686
Bank Al-Jazira	235,638	1,183,624
Bank AlBilad	269,935	2,871,572
Banque Saudi Fransi	550,351	2,356,530
Riyad Bank	640,807	5,005,904
Saudi Awwal Bank	440,550	4,222,618
Saudi Investment Bank/The	285,530	1,149,520
Saudi National Bank/The	1,270,377	11,583,676
		57,312,586
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	22,546	1,265,947
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (c)	18,078	837,699
Bupa Arabia for Cooperative Insurance Co	36,535	1,811,798
Co for Cooperative Insurance/The	32,677	1,324,261
Rasan Information Technology Co	14,836	372,215
Saudi Reinsurance Co (c)	21,091	332,894
		4,678,867
TOTAL FINANCIALS		63,257,400

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Al Hammadi Holding	39,187	460,753
Dallah Healthcare Co	16,023	680,103
Dr Sulaiman Al Habib Medical Services Group Co	38,013	2,961,420
Middle East Healthcare Co (c)	20,025	436,196
Mouwasat Medical Services Co	43,960	1,079,456
National Medical Care Co	10,533	443,708
Saudi Chemical Co Holding	201,303	554,956
		6,616,592
Pharmaceuticals - 0.0%
Jamjoom Pharmaceuticals Factory Co	10,175	443,276
Saudi Pharmaceutical Industries & Medical Appliances Corp (c)	32,991	298,183
		741,459
TOTAL HEALTH CARE		7,358,051

Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	11,997	876,417
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	19,735	697,699
Electrical Equipment - 0.0%
Electrical Industries Co	258,832	503,766
Ground Transportation - 0.0%
United International Transportation Co	19,325	441,558
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	17,831	893,761
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	43,032	617,251
TOTAL INDUSTRIALS		4,030,452

Information Technology - 0.0%
IT Services - 0.0%
Al Moammar Information Systems Co (c)	7,988	330,109
Arabian Internet & Communications Services Co	11,606	987,099
Elm Co	10,458	3,248,346
		4,565,554
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (c)	63,355	530,394
National Industrialization Co (c)	169,115	460,808
SABIC Agri-Nutrients Co	101,759	3,120,027
Sahara International Petrochemical Co	169,584	1,053,485
Saudi Aramco Base Oil Co	24,116	717,558
Saudi Basic Industries Corp	384,536	6,869,094
Saudi Industrial Investment Group	203,259	950,533
Saudi Kayan Petrochemical Co (c)	382,569	695,636
Yanbu National Petrochemical Co	124,927	1,249,037
		15,646,572
Construction Materials - 0.0%
Arabian Cement Co/Saudi Arabia	36,948	265,483
Qassim Cement Co/The	29,510	418,570
Saudi Cement Co	41,698	481,383
Southern Province Cement Co	42,904	388,352
Yamama Cement Co	51,179	513,060
Yanbu Cement Co	50,687	337,580
		2,404,428
Metals & Mining - 0.1%
Al Masane Al Kobra Mining Co	19,490	325,292
East Pipes Integrated Co for Industry	6,883	286,646
Saudi Arabian Mining Co (c)	560,175	7,273,449
		7,885,387
Paper & Forest Products - 0.0%
Middle East Paper Co (c)	26,961	273,513
TOTAL MATERIALS		26,209,900

Real Estate - 0.0%
Diversified REITs - 0.0%
Al Rajhi REIT	149,851	336,003
Jadwa REIT Saudi Fund	98,022	267,615
		603,618
Real Estate Management & Development - 0.0%
Arabian Centres Co (d)(e)	106,539	602,756
Arriyadh Development Co	51,067	473,813
Dar Al Arkan Real Estate Development Co (c)	237,182	1,043,407
Emaar Economic City (c)	87,548	423,887
Retal Urban Development Co	118,247	534,692
Saudi Real Estate Co (c)	71,040	508,551
		3,587,106
TOTAL REAL ESTATE		4,190,724

Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	356,323	1,616,930
Gas Utilities - 0.0%
National Gas & Industrialization Co	17,529	491,655
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co	63,538	6,928,585
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu	35,825	490,950
Water Utilities - 0.0%
AlKhorayef Water & Power Technologies Co	9,140	377,715
TOTAL UTILITIES		9,905,835

TOTAL SAUDI ARABIA		165,532,862
SINGAPORE - 1.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
NETLINK NBN TRUST (d)	1,289,653	816,349
Singapore Telecommunications Ltd	3,195,560	7,807,915
		8,624,264
Entertainment - 0.1%
Sea Ltd Class A ADR (c)	160,185	19,508,931
Wireless Telecommunication Services - 0.0%
StarHub Ltd	306,054	276,646
TOTAL COMMUNICATION SERVICES		28,409,841

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	2,607,862	1,444,059
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Olam Group Ltd	443,783	378,565
Sheng Siong Group Ltd	369,943	443,076
		821,641
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BW LPG Ltd (d)(e)	38,548	489,398
Hafnia Ltd	127,420	673,760
		1,163,158
Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	858,530	28,101,340
Oversea-Chinese Banking Corp Ltd	1,454,131	18,547,132
United Overseas Bank Ltd	544,873	14,978,371
		61,626,843
Capital Markets - 0.0%
iFAST Corp Ltd	69,080	378,928
Singapore Exchange Ltd	370,170	3,330,595
Yangzijiang Financial Holding Ltd	1,204,101	419,452
		4,128,975
TOTAL FINANCIALS		65,755,818

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Raffles Medical Group Ltd	422,468	259,549
Industrials - 0.1%
Aerospace & Defense - 0.0%
ST Engineering Financial I Ltd	679,033	2,410,046
Air Freight & Logistics - 0.0%
Singapore Post Ltd	725,107	295,352
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	979,034	1,014,696
Grab Holdings Ltd Class A (c)	916,293	4,196,622
		5,211,318
Industrial Conglomerates - 0.0%
Keppel Ltd	617,496	3,067,531
Machinery - 0.0%
Seatrium Ltd (c)	968,661	1,583,419
Passenger Airlines - 0.0%
Singapore Airlines Ltd (b)	629,661	2,937,304
Transportation Infrastructure - 0.0%
SATS Ltd	387,287	963,897
SIA Engineering Co Ltd	148,043	258,979
		1,222,876
TOTAL INDUSTRIALS		16,727,846

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	120,647	1,119,654
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	295,770	6,696,604
UMS Integration Ltd	330,473	254,543
		6,951,147
TOTAL INFORMATION TECHNOLOGY		8,070,801

Materials - 0.0%
Chemicals - 0.0%
Keppel Infrastructure Trust	1,930,627	645,804
Real Estate - 0.2%
Diversified REITs - 0.0%
Mapletree Pan Asia Commercial Trust	985,553	872,872
Suntec Real Estate Investment Trust	888,257	775,661
		1,648,533
Health Care REITs - 0.0%
Parkway Life Real Estate Investment Trust	195,173	554,604
Hotel & Resort REITs - 0.0%
CapitaLand Ascott Trust unit	1,104,539	726,088
CDL Hospitality Trusts unit (b)	440,385	279,672
Far East Hospitality Trust unit	518,626	230,602
		1,236,362
Industrial REITs - 0.2%
AIMS APAC REIT	301,267	285,713
CapitaLand Ascendas REIT	1,581,558	2,998,393
ESR-REIT	3,060,276	583,974
Frasers Logistics & Commercial Trust (b)(d)	1,241,705	805,461
Mapletree Industrial Trust	912,510	1,406,797
Mapletree Logistics Trust	1,582,375	1,414,011
		7,494,349
Office REITs - 0.0%
Keppel REIT	1,078,283	676,429
Real Estate Management & Development - 0.0%
Capitaland India Trust	506,582	379,510
CapitaLand Investment Ltd/Singapore	1,062,224	1,912,295
City Developments Ltd	212,510	787,825
UOL Group Ltd	194,616	725,811
		3,805,441
Retail REITs - 0.0%
CapitaLand China Trust	684,762	369,044
CapitaLand Integrated Commercial Trust	2,459,875	3,511,398
Frasers Centrepoint Trust	589,980	925,988
Lendlease Global Commercial REIT	819,869	333,702
PARAGON REIT	563,814	367,113
Starhill Global REIT	726,259	270,640
		5,777,885
Specialized REITs - 0.0%
Digital Core REIT Management Pte Ltd	442,838	245,020
Keppel DC REIT	847,416	1,366,781
		1,611,801
TOTAL REAL ESTATE		22,805,404

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	10,798	331,071
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	385,217	1,575,722
TOTAL UTILITIES		1,906,793

TOTAL SINGAPORE		148,010,714
SOUTH AFRICA - 0.9%
Communication Services - 0.0%
Media - 0.0%
MultiChoice Group (c)	109,601	629,781
Wireless Telecommunication Services - 0.0%
MTN Group Ltd	734,290	4,504,127
Vodacom Group Ltd	265,689	1,553,935
		6,058,062
TOTAL COMMUNICATION SERVICES		6,687,843

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	73,081	15,407,693
Woolworths Holdings Ltd/South Africa	413,529	1,285,246
		16,692,939
Specialty Retail - 0.0%
Foschini Group Ltd	146,921	1,111,018
Motus Holdings Ltd	75,031	441,352
Mr Price Group Ltd	112,917	1,505,274
Pepkor Holdings Ltd (d)(e)	1,042,144	1,436,318
Super Group Ltd/South Africa	169,205	256,506
Truworths International Ltd	164,891	752,197
		5,502,665
TOTAL CONSUMER DISCRETIONARY		22,195,604

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	144,689	3,684,402
Clicks Group Ltd	102,266	1,956,601
Dis-Chem Pharmacies Ltd (d)(e)	227,020	414,330
Pick n Pay Stores Ltd (c)	276,666	422,463
Shoprite Holdings Ltd	216,279	3,301,359
SPAR Group Ltd/The (c)	87,981	660,052
		10,439,207
Food Products - 0.0%
AVI Ltd	156,840	822,115
Tiger Brands Ltd	73,786	1,091,758
		1,913,873
TOTAL CONSUMER STAPLES		12,353,080

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	107,469	1,006,052
Thungela Resources Ltd	60,357	439,688
		1,445,740
Financials - 0.3%
Banks - 0.1%
Absa Group Ltd	366,197	3,632,486
Capitec Bank Holdings Ltd	37,216	5,925,495
Nedbank Group Ltd	199,590	2,936,506
Standard Bank Group Ltd	571,856	6,666,330
		19,160,817
Capital Markets - 0.0%
Investec Ltd	109,521	698,978
Jse Limited	50,634	318,590
Ninety One Ltd	134,885	247,651
		1,265,219
Financial Services - 0.1%
FirstRand Ltd	2,169,774	8,827,734
Remgro Ltd	224,230	1,727,638
		10,555,372
Insurance - 0.1%
Discovery Ltd	230,702	2,221,679
Momentum Group Ltd	567,118	869,297
Old Mutual Ltd	2,090,035	1,373,321
OUTsurance Group Ltd	371,109	1,244,515
Sanlam Ltd	770,331	3,358,465
Santam Ltd	19,971	389,192
		9,456,469
TOTAL FINANCIALS		40,437,877

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Life Healthcare Group Holdings Ltd	672,883	563,860
Netcare Ltd	632,916	477,837
		1,041,697
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	165,015	1,573,319
TOTAL HEALTH CARE		2,615,016

Industrials - 0.0%
Construction & Engineering - 0.0%
Wilson Bayly Holmes-Ovcon Ltd	32,462	363,681
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	148,373	2,024,054
Reunert Ltd	83,811	306,930
		2,330,984
Trading Companies & Distributors - 0.0%
Barloworld Ltd	79,940	459,624
TOTAL INDUSTRIALS		3,154,289

Materials - 0.3%
Chemicals - 0.0%
AECI Ltd	56,601	251,150
Omnia Holdings Ltd	83,333	298,839
Sasol Ltd	252,228	1,169,884
		1,719,873
Metals & Mining - 0.3%
African Rainbow Minerals Ltd	52,151	449,325
Anglo American Platinum Ltd	40,539	1,422,251
Anglo American PLC	548,930	16,073,333
Gold Fields Ltd	387,712	6,624,336
Harmony Gold Mining Co Ltd	248,026	2,821,929
Impala Platinum Holdings Ltd (c)	394,372	2,164,576
Kumba Iron Ore Ltd	28,444	590,793
Northam Platinum Holdings Ltd	157,470	1,064,589
Pan African Resources PLC	917,850	455,217
Sibanye Stillwater Ltd (c)	1,240,238	1,195,197
		32,861,546
Paper & Forest Products - 0.0%
Sappi Ltd	272,939	698,318
TOTAL MATERIALS		35,279,737

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	1,466,664	944,667
Redefine Properties Ltd	3,055,468	723,540
		1,668,207
Industrial REITs - 0.0%
Equites Property Fund Ltd	406,156	307,302
Real Estate Management & Development - 0.0%
Fortress Real Estate Investments Ltd Class B	555,447	579,965
Retail REITs - 0.0%
Hyprop Investments Ltd	175,477	410,234
Resilient REIT Ltd	138,926	428,635
Vukile Property Fund Ltd	570,022	530,310
		1,369,179
TOTAL REAL ESTATE		3,924,653

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scatec ASA (c)(d)(e)	61,090	428,272
TOTAL SOUTH AFRICA		128,522,111
SPAIN - 1.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	229,057	7,671,850
Telefonica SA	1,686,944	6,873,112
		14,544,962
Media - 0.0%
Atresmedia Corp de Medios de Comunicacion SA	71,314	326,996
TOTAL COMMUNICATION SERVICES		14,871,958

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
CIE Automotive SA	19,398	519,186
Gestamp Automocion SA (b)(d)(e)	93,193	256,681
		775,867
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	193,424	14,246,722
AmRest Holdings SE	37,906	159,959
eDreams ODIGEO SA (c)	47,279	450,254
Melia Hotels International SA	56,387	421,463
		15,278,398
Specialty Retail - 0.2%
Industria de Diseno Textil SA	470,563	25,542,447
TOTAL CONSUMER DISCRETIONARY		41,596,712

Consumer Staples - 0.0%
Food Products - 0.0%
Viscofan SA (c)	18,588	1,178,203
Energy - 0.0%
Energy Equipment & Services - 0.0%
Tecnicas Reunidas SA (c)	23,054	328,370
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	504,299	5,860,911
TOTAL ENERGY		6,189,281

Financials - 0.7%
Banks - 0.7%
Banco Bilbao Vizcaya Argentaria SA	2,489,603	28,344,016
Banco de Sabadell SA	2,364,761	5,588,397
Banco Santander SA	6,688,920	34,277,409
Bankinter SA	295,907	2,527,009
CaixaBank SA	1,726,799	10,452,931
Unicaja Banco SA (d)(e)	502,332	716,018
		81,905,780
Insurance - 0.0%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	320,919	415,486
Mapfre SA	413,834	1,153,989
		1,569,475
TOTAL FINANCIALS		83,475,255

Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)(c)	131,241	1,129,496
Pharma Mar SA (b)	7,045	677,131
		1,806,627
Pharmaceuticals - 0.0%
Almirall SA (c)	40,943	403,930
Faes Farma SA	184,722	678,372
Laboratorios Farmaceuticos Rovi SA	9,287	631,531
		1,713,833
TOTAL HEALTH CARE		3,520,460

Industrials - 0.1%
Air Freight & Logistics - 0.0%
Logista Integral SA	27,382	828,890
Commercial Services & Supplies - 0.0%
Befesa SA (b)(d)(e)	18,897	411,679
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA (c)	76,461	3,908,921
ACS Actividades de Construccion y Servicios SA rights (c)	76,461	37,757
Sacyr SA (c)	259,013	849,630
Sacyr SA rights (c)	259,013	21,240
		4,817,548
Machinery - 0.0%
Construcciones y Auxiliar de Ferrocarriles SA	9,728	360,278
Fluidra SA	42,340	1,092,817
		1,453,095
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	31,833	6,882,109
TOTAL INDUSTRIALS		14,393,321

Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA	42,204	812,163
Materials - 0.0%
Containers & Packaging - 0.0%
Vidrala SA	9,958	1,022,712
Metals & Mining - 0.0%
Acerinox SA (b)	85,465	860,459
Paper & Forest Products - 0.0%
Ence Energia y Celulosa SA (b)	118,814	429,923
TOTAL MATERIALS		2,313,094

Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	171,839	1,993,011
Office REITs - 0.0%
Inmobiliaria Colonial Socimi SA	125,549	713,089
TOTAL REAL ESTATE		2,706,100

Utilities - 0.4%
Electric Utilities - 0.4%
Acciona SA	10,899	1,231,291
Endesa SA	135,945	3,013,797
Iberdrola SA	2,644,767	37,374,702
Redeia Corp SA	179,490	3,023,936
		44,643,726
Gas Utilities - 0.0%
Enagas SA	101,468	1,286,313
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (c)	137,873	1,292,271
Solaria Energia y Medio Ambiente SA (b)(c)	38,578	302,557
		1,594,828
TOTAL UTILITIES		47,524,867

TOTAL SPAIN		218,581,414
SWEDEN - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	1,001,928	2,948,548
Entertainment - 0.0%
Embracer Group AB B Shares (c)	56,417	1,144,846
Modern Times Group MTG AB B Shares (c)	43,115	400,516
Paradox Interactive AB	18,801	367,956
		1,913,318
Interactive Media & Services - 0.0%
Hemnet Group AB	38,342	1,277,398
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	232,158	2,582,721
TOTAL COMMUNICATION SERVICES		8,721,985

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Dometic Group AB (e)	133,771	681,656
Broadline Retail - 0.0%
Boozt AB (c)(d)(e)	27,656	326,749
Distributors - 0.0%
MEKO AB	22,536	269,103
Diversified Consumer Services - 0.0%
AcadeMedia AB (d)(e)	47,617	293,746
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares (c)	53,021	724,653
Evolution AB (d)(e)	73,180	5,614,343
Scandic Hotels Group AB (d)(e)	75,061	523,297
SkiStar AB B Shares	22,303	337,327
		7,199,620
Household Durables - 0.0%
Electrolux AB B Shares (c)	99,796	909,053
JM AB	36,072	536,145
		1,445,198
Leisure Products - 0.0%
MIPS AB (d)	12,060	589,524
Thule Group AB (d)(e)	49,234	1,563,012
		2,152,536
Specialty Retail - 0.0%
Bilia AB A Shares	37,350	438,924
Clas Ohlson AB B Shares	18,774	399,598
H & M Hennes & Mauritz AB B Shares (b)	242,314	3,238,780
		4,077,302
Textiles, Apparel & Luxury Goods - 0.0%
New Wave Group AB B Shares	59,537	569,177
TOTAL CONSUMER DISCRETIONARY		17,015,087

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	47,017	1,009,221
Food Products - 0.0%
AAK AB	79,029	2,302,203
Household Products - 0.1%
Essity AB B Shares	258,775	6,555,845
TOTAL CONSUMER STAPLES		9,867,269

Financials - 0.4%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	678,676	9,609,853
Svenska Handelsbanken AB A Shares	625,063	6,915,498
Swedbank AB A1 Shares	363,178	7,910,270
		24,435,621
Capital Markets - 0.0%
Avanza Bank Holding AB (b)	55,331	1,667,745
Bure Equity AB	24,925	909,527
EQT AB	160,376	5,273,642
Nordnet AB (c)(f)	492	0
Nordnet AB	60,760	1,448,885
Ratos AB B Shares	107,610	338,131
		9,637,930
Financial Services - 0.2%
Industrivarden AB A Shares	58,926	2,096,035
Industrivarden AB C Shares	55,165	1,953,795
Investor AB B Shares	729,832	20,819,809
Kinnevik AB B Shares (c)	107,994	855,163
L E Lundbergforetagen AB B Shares	31,718	1,529,002
Svolder AB B Shares	59,484	294,528
		27,548,332
TOTAL FINANCIALS		61,621,883

Health Care - 0.1%
Biotechnology - 0.1%
BioArctic AB B Shares (b)(c)(d)(e)	16,970	337,631
BioGaia AB B Shares	45,236	495,288
BoneSupport Holding AB (c)(d)(e)	26,548	834,189
Swedish Orphan Biovitrum AB B Shares (c)	85,172	2,579,480
Vitrolife AB	33,441	673,778
		4,920,366
Health Care Equipment & Supplies - 0.0%
Arjo AB B Shares	108,498	389,457
Elekta AB B Shares	166,038	984,596
Getinge AB B Shares	100,261	1,972,161
Surgical Science Sweden AB (b)(c)	21,087	328,824
Vimian Group AB (c)	83,639	306,636
Xvivo Perfusion AB (c)	11,695	491,520
		4,473,194
Health Care Providers & Services - 0.0%
Ambea AB (c)(d)(e)	39,198	329,131
Attendo AB (d)(e)	58,164	269,108
Medicover Ab B Shares	30,789	572,028
		1,170,267
Health Care Technology - 0.0%
Sectra AB B Shares (c)	60,701	1,390,542
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	53,665	733,261
Biotage AB A Shares	32,575	417,183
		1,150,444
Pharmaceuticals - 0.0%
Camurus AB (c)	15,715	844,725
TOTAL HEALTH CARE		13,949,538

Industrials - 1.0%
Aerospace & Defense - 0.0%
INVISIO AB	18,314	545,069
Saab AB B Shares	138,756	2,999,438
		3,544,507
Building Products - 0.2%
Assa Abloy AB B Shares	428,059	13,114,154
Inwido AB	28,367	521,913
Lindab International AB	34,518	617,338
Munters Group AB (d)(e)	57,254	917,588
Nibe Industrier AB B Shares (b)	659,289	2,651,355
		17,822,348
Commercial Services & Supplies - 0.0%
Bravida Holding AB (d)(e)	102,602	820,331
Loomis AB	31,165	995,567
Sdiptech AB B Shares (c)	18,286	375,028
Securitas AB B Shares	211,814	2,702,167
		4,893,093
Construction & Engineering - 0.0%
Instalco AB (b)(d)	111,853	318,980
NCC AB B Shares	39,966	645,927
Peab AB B Shares	78,657	565,748
Skanska AB B Shares	144,878	3,109,811
Sweco AB B Shares	87,532	1,371,265
		6,011,731
Electrical Equipment - 0.0%
AQ Group AB	31,016	444,772
Hexatronic Group AB (c)	75,544	248,343
		693,115
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	61,366	1,610,001
Lifco AB B Shares	99,380	3,271,497
Nolato AB B Shares	89,674	467,060
Storskogen Group AB B Shares	607,600	657,588
		6,006,146
Machinery - 0.7%
Alfa Laval AB	123,596	5,525,581
Alimak Group AB (d)(e)	35,296	369,902
Atlas Copco AB A Shares	1,032,122	17,242,395
Atlas Copco AB B Shares	806,663	12,058,694
Electrolux Professional AB B Shares	109,885	761,122
Epiroc AB A Shares	278,666	5,310,372
Epiroc AB B Shares	172,352	2,889,684
Husqvarna AB B Shares	152,901	820,230
Indutrade AB	117,428	3,245,003
Sandvik AB	453,584	9,358,806
SKF AB B Shares	146,553	2,971,294
Trelleborg AB B Shares	92,207	3,484,436
Troax Group AB	19,500	411,533
VBG Group AB B Shares (c)	8,777	261,225
Volvo AB A Shares	136,799	3,787,703
Volvo AB B Shares	630,828	17,381,464
		85,879,444
Professional Services - 0.0%
AFRY AB B Shares	48,887	780,407
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	113,311	3,315,183
Beijer Ref AB B Shares	167,259	2,489,018
Bufab AB	12,502	527,015
		6,331,216
TOTAL INDUSTRIALS		131,962,007

Information Technology - 0.2%
Communications Equipment - 0.1%
HMS Networks AB	17,172	796,821
Telefonaktiebolaget LM Ericsson B Shares	1,197,825	9,019,475
		9,816,296
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	896,301	10,377,137
Mycronic AB	34,537	1,402,935
Ncab Group Ab	81,541	490,520
		12,270,592
IT Services - 0.0%
Addnode Group AB B Shares	57,536	612,836
Atea ASA	37,651	479,672
		1,092,508
Software - 0.0%
Fortnox AB	213,680	1,485,843
Truecaller AB B Shares	109,089	649,351
Vitec Software Group AB B Shares	15,349	809,824
Yubico AB (b)(c)	21,122	493,389
		3,438,407
TOTAL INFORMATION TECHNOLOGY		26,617,803

Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	123,146	1,153,959
Containers & Packaging - 0.0%
Billerud Aktiebolag	99,218	1,020,117
Metals & Mining - 0.1%
Alleima AB	85,431	710,782
Boliden AB	118,346	3,558,557
Granges AB	46,882	570,814
SSAB AB A Shares	118,665	573,001
SSAB AB B Shares	244,365	1,157,493
		6,570,647
Paper & Forest Products - 0.0%
Holmen AB B Shares	33,827	1,282,569
Svenska Cellulosa AB SCA B Shares	261,246	3,600,208
		4,882,777
TOTAL MATERIALS		13,627,500

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Atrium Ljungberg AB B Shares	24,746	438,330
Castellum AB (c)	167,267	1,817,824
Catena AB	20,164	879,281
Cibus Nordic Real Estate AB publ	31,339	508,901
Corem Property Group AB B Shares	279,857	148,790
Dios Fastigheter AB	55,616	384,724
Fabege AB (b)	101,874	764,436
Fastighets AB Balder B Shares (c)	284,760	2,034,037
Hufvudstaden AB A Shares	51,715	575,554
NP3 Fastigheter AB	15,282	363,175
Nyfosa AB	75,766	779,677
Pandox AB B Shares	47,705	871,252
Platzer Fastigheter Holding AB B Shares	30,378	234,250
Sagax AB B Shares	94,360	2,078,205
Samhallsbyggnadsbolaget i Norden AB B Shares (b)	479,495	243,384
Wallenstam AB B Shares	158,591	686,267
Wihlborgs Fastigheter AB	121,216	1,200,375
		14,008,462
TOTAL SWEDEN		297,391,534
SWITZERLAND - 3.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sunrise Communications AG Series A	31,173	1,561,132
Swisscom AG	10,821	6,101,107
		7,662,239
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Autoneum Holding AG	2,080	290,960
Specialty Retail - 0.0%
Avolta AG	40,338	1,823,304
Mobilezone Holding AG (b)	29,560	371,305
		2,194,609
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	232,267	44,901,551
Swatch Group AG/The	11,455	2,122,162
Swatch Group AG/The	5,794	212,484
		47,236,197
TOTAL CONSUMER DISCRETIONARY		49,721,766

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
DocMorris AG (b)(c)	5,615	122,442
Food Products - 0.1%
Aryzta AG (c)	504,825	1,002,167
Barry Callebaut AG	1,551	1,706,398
Chocoladefabriken Lindt & Spruengli AG	415	4,784,518
Chocoladefabriken Lindt & Spruengli AG	47	5,336,042
Emmi AG	987	861,559
		13,690,684
TOTAL CONSUMER STAPLES		13,813,126

Financials - 1.0%
Banks - 0.0%
Banque Cantonale Vaudoise	13,080	1,321,285
Valiant Holding AG	7,370	873,961
		2,195,246
Capital Markets - 0.6%
EFG International AG	45,288	710,088
Julius Baer Group Ltd	89,145	6,263,717
Partners Group Holding AG	9,800	14,989,185
Swissquote Group Holding SA	4,729	2,068,662
UBS Group AG	1,419,347	50,399,871
Vontobel Holding AG	13,196	976,569
		75,408,092
Consumer Finance - 0.0%
Cembra Money Bank AG	14,285	1,410,070
Insurance - 0.4%
Baloise Holding AG	18,703	3,419,214
Helvetia Holding AG	16,070	2,814,345
Swiss Life Holding AG	12,326	10,109,824
Zurich Insurance Group AG	62,795	38,051,554
		54,394,937
TOTAL FINANCIALS		133,408,345

Health Care - 0.4%
Biotechnology - 0.0%
Basilea Pharmaceutica Ag Allschwil (c)	6,777	302,854
Kuros Biosciences AG (c)	12,689	319,750
		622,604
Health Care Equipment & Supplies - 0.1%
Medacta Group SA (d)(e)	3,530	451,933
Sonova Holding AG	21,923	7,683,581
Straumann Holding AG	48,310	6,851,114
Ypsomed Holding AG	1,843	727,487
		15,714,115
Health Care Providers & Services - 0.0%
Galenica AG (d)(e)	22,041	1,968,746
Life Sciences Tools & Services - 0.2%
Bachem Holding AG Series B	14,782	948,677
Lonza Group AG	31,185	19,928,268
Siegfried Holding AG	1,758	1,984,325
SKAN Group AG	6,067	525,596
Tecan Group AG	5,597	1,450,334
		24,837,200
Pharmaceuticals - 0.1%
Dottikon Es Holding AG (c)	1,706	410,227
Galderma Group AG (c)	36,030	4,379,381
Sandoz Group AG	177,019	8,482,140
		13,271,748
TOTAL HEALTH CARE		56,414,413

Industrials - 0.7%
Building Products - 0.1%
Arbonia Ag (c)	30,413	415,413
Belimo Holding AG	4,280	3,143,914
dormakaba Holding AG Series B	1,434	1,031,315
Forbo Holding AG	584	561,076
Geberit AG	14,418	8,086,428
Schweiter Technologies AG	575	287,579
Zehnder Group AG	5,653	314,073
		13,839,798
Construction & Engineering - 0.0%
Burkhalter Holding AG	3,949	427,529
Implenia AG	7,827	299,501
		727,030
Electrical Equipment - 0.3%
ABB Ltd	681,600	37,114,744
Accelleron Industries AG	41,034	2,060,824
Huber + Suhner AG	7,478	623,201
		39,798,769
Machinery - 0.2%
Bucher Industries AG	2,962	1,196,833
Burckhardt Compression Holding AG	1,448	1,100,210
Bystronic AG	743	267,178
Daetwyler Holdings Ag	3,710	565,411
Georg Fischer AG	33,981	2,693,855
Interroll Holding AG	340	798,902
Kardex Holding AG	2,813	872,547
Komax Holding AG (b)	2,210	327,102
OC Oerlikon Corp AG Pfaffikon	90,435	364,620
Schindler Holding AG	13,585	3,833,483
Schindler Holding AG	13,829	4,008,626
Sfs Group Ag	7,731	974,492
Stadler Rail AG (b)	25,197	561,624
Sulzer AG	8,493	1,387,602
VAT Group AG (d)(e)	11,717	4,546,569
		23,499,054
Marine Transportation - 0.0%
Kuehne + Nagel International AG	20,479	4,668,065
Professional Services - 0.1%
Adecco Group AG	73,450	1,748,529
SGS SA	65,334	6,350,113
		8,098,642
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	2,807	627,202
DKSH Holding AG	16,018	1,259,280
		1,886,482
Transportation Infrastructure - 0.0%
Flughafen Zurich Ag Kloten	8,757	2,115,334
TOTAL INDUSTRIALS		94,633,174

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
ALSO Holding AG	2,662	736,562
Comet Holding AG	3,332	1,007,923
Inficon Holding AG	782	1,013,187
Landis+Gyr Group AG	11,334	779,038
LEM Holding SA	223	211,308
Sensirion Holding AG (b)(c)(d)(e)	4,650	338,507
		4,086,525
Semiconductors & Semiconductor Equipment - 0.0%
u-blox Holding AG (b)	5,138	383,058
Software - 0.0%
Temenos AG	25,425	2,176,095
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	65,934	6,622,720
TOTAL INFORMATION TECHNOLOGY		13,268,398

Materials - 0.4%
Chemicals - 0.4%
Clariant AG	99,854	1,127,092
DSM-Firmenich AG	79,828	8,149,590
EMS-Chemie Holding AG	2,966	2,105,428
Givaudan SA	3,974	17,397,023
Sika AG	65,439	16,619,148
		45,398,281
Containers & Packaging - 0.0%
SIG Group AG	132,828	2,899,391
Vetropack Holding AG Series A	8,020	223,671
		3,123,062
TOTAL MATERIALS		48,521,343

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allreal Holding AG	6,512	1,219,816
International Workplace Group PLC	344,464	735,468
Intershop Holding AG	2,536	379,807
Mobimo Holding AG	3,706	1,230,925
PSP Swiss Property AG	19,551	2,891,595
Swiss Prime Site AG	32,505	3,715,367
		10,172,978
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	9,171	1,566,849
TOTAL SWITZERLAND		429,182,631
TAIWAN - 5.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	1,619,283	6,140,607
Entertainment - 0.0%
International Games System Co Ltd	103,755	2,943,878
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	757,555	2,017,291
Taiwan Mobile Co Ltd	780,181	2,601,177
		4,618,468
TOTAL COMMUNICATION SERVICES		13,702,953

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	775,181	1,158,105
Depo Auto Parts Ind Co Ltd	46,965	303,005
Hota Industrial Manufacturing Co Ltd	125,932	225,262
Kenda Rubber Industrial Co Ltd	339,153	271,673
Nan Kang Rubber Tire Co Ltd (c)	243,443	331,772
Tong Yang Industry Co Ltd	165,434	537,091
		2,826,908
Automobiles - 0.0%
China Motor Corp	123,987	301,297
Sanyang Motor Co Ltd	253,562	537,470
Yulon Motor Co Ltd	283,144	425,409
		1,264,176
Broadline Retail - 0.0%
Far Eastern Department Stores Ltd	384,823	256,910
Poya International Co Ltd	27,656	405,909
		662,819
Hotels, Restaurants & Leisure - 0.0%
Wowprime Corp	38,716	262,049
Household Durables - 0.0%
Merry Electronics Co Ltd	104,370	330,957
Nien Made Enterprise Co Ltd	78,261	1,020,265
		1,351,222
Leisure Products - 0.0%
Fusheng Precision Co Ltd	45,987	454,649
Giant Manufacturing Co Ltd	140,636	617,395
Merida Industry Co Ltd	102,777	484,969
Topkey Corp	36,097	222,033
		1,779,046
Specialty Retail - 0.0%
Hotai Motor Co Ltd	132,251	2,408,835
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	84,386	1,335,154
Feng TAY Enterprise Co Ltd	217,255	857,914
Formosa Taffeta Co Ltd	473,534	270,058
Fulgent Sun International Holding Co Ltd	89,522	378,495
Lai Yih Footwear Co Ltd	24,000	357,607
Makalot Industrial Co Ltd	103,416	1,087,184
Pou Chen Corp	974,020	1,072,759
Ruentex Industries Ltd	267,104	555,564
Tainan Spinning Co Ltd	573,738	237,785
Taiwan Paiho Ltd	132,786	268,272
		6,420,792
TOTAL CONSUMER DISCRETIONARY		16,975,847

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Great Tree Pharmacy Co Ltd	46,586	209,842
President Chain Store Corp	245,783	1,926,087
		2,135,929
Food Products - 0.1%
Charoen Pokphand Enterprise	87,997	247,000
Great Wall Enterprise Co Ltd	297,530	462,941
Lien Hwa Industrial Holdings Corp	428,715	640,028
Standard Foods Corp	244,173	258,525
Uni-President Enterprises Corp	2,090,420	4,929,107
		6,537,601
Personal Care Products - 0.0%
Grape King Bio Ltd	81,283	357,988
Microbio Co Ltd	216,648	206,496
TCI Co Ltd	67,356	234,883
		799,367
TOTAL CONSUMER STAPLES		9,472,897

Financials - 0.6%
Banks - 0.3%
Chang Hwa Commercial Bank Ltd	2,597,975	1,424,714
CTBC Financial Holding Co Ltd	7,184,282	8,492,315
E.Sun Financial Holding Co Ltd	6,183,483	5,178,681
Far Eastern International Bank	1,108,805	450,544
First Financial Holding Co Ltd	4,818,094	4,037,681
Hua Nan Financial Holdings Co Ltd	3,825,246	3,231,630
King's Town Bank Co Ltd	326,603	503,649
Mega Financial Holding Co Ltd	5,082,776	5,935,906
Shanghai Commercial & Savings Bank Ltd/The	1,692,411	2,158,824
SinoPac Financial Holdings Co Ltd	4,666,410	3,189,810
Taichung Commercial Bank Co Ltd	1,589,103	906,524
Taishin Financial Holding Co Ltd	5,048,941	2,661,520
Taiwan Business Bank	2,983,899	1,353,674
Taiwan Cooperative Financial Holding Co Ltd	4,518,309	3,326,892
		42,852,364
Capital Markets - 0.0%
Capital Securities Corp	771,192	599,662
IBF Financial Holdings Co Ltd	1,173,826	512,222
President Securities Corp	388,405	305,322
		1,417,206
Consumer Finance - 0.0%
Hotai Finance Co Ltd	103,459	250,438
Yulon Finance Corp	123,987	425,704
		676,142
Financial Services - 0.1%
Chailease Holding Co Ltd	650,081	2,252,680
Yuanta Financial Holding Co Ltd	4,470,873	4,669,587
		6,922,267
Insurance - 0.2%
Cathay Financial Holding Co Ltd	4,104,093	8,217,877
Fubon Financial Holding Co Ltd	3,533,143	9,828,670
KGI Financial Holding Co Ltd	6,916,853	3,590,798
Mercuries Life Insurance Co Ltd (c)	1,425,189	279,699
Shin Kong Financial Holding Co Ltd (c)	6,290,765	2,326,414
Shinkong Insurance Co Ltd	104,799	328,887
		24,572,345
TOTAL FINANCIALS		76,440,324

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (c)	104,755	2,164,840
Polaris Group (c)	179,080	241,459
TaiMed Biologics Inc (c)	121,396	309,093
		2,715,392
Health Care Equipment & Supplies - 0.0%
Pegavision Corp	24,538	272,771
Life Sciences Tools & Services - 0.0%
EirGenix Inc (c)	92,953	225,959
Pharmaceuticals - 0.0%
Bora Pharmaceuticals Co Ltd	25,258	609,736
Center Laboratories Inc	265,702	324,425
Lotus Pharmaceutical Co Ltd	66,701	516,528
Lumosa Therapeutics Co Ltd (c)	41,878	298,757
Oneness Biotech Co Ltd	144,047	342,553
TTY Biopharm Co Ltd	126,138	287,515
		2,379,514
TOTAL HEALTH CARE		5,593,636

Industrials - 0.2%
Aerospace & Defense - 0.0%
Evergreen Aviation Technologies Corp	93,799	294,238
Building Products - 0.0%
Taiwan Glass Industry Corp (c)	579,043	291,992
Commercial Services & Supplies - 0.0%
Cleanaway Co Ltd	39,119	212,146
L&K Engineering Co Ltd	73,132	540,501
Taiwan Secom Co Ltd	123,292	458,877
		1,211,524
Construction & Engineering - 0.0%
Acter Group Corp Ltd	46,899	641,001
BES Engineering Corp	741,426	233,040
CTCI Corp	284,902	340,473
Run Long Construction Co Ltd	207,429	223,400
United Integrated Services Co Ltd	76,371	1,168,866
Yankey Engineering Co Ltd	27,364	389,829
		2,996,609
Electrical Equipment - 0.2%
AcBel Polytech Inc	489,355	448,572
Advanced Energy Solution Holding Co Ltd	16,648	597,753
Allis Electric Co Ltd	96,771	282,649
Bizlink Holding Inc	73,353	1,378,601
Chicony Power Technology Co Ltd	67,459	256,513
Chung-Hsin Electric & Machinery Manufacturing Corp	175,971	818,143
Fortune Electric Co Ltd	62,789	1,054,863
Phihong Technology Co Ltd (c)	201,323	214,576
Shihlin Electric & Engineering Corp	106,843	597,196
Ta Ya Electric Wire & Cable	335,996	415,558
Tatung Co Ltd (c)	670,801	881,406
Teco Electric and Machinery Co Ltd	581,131	935,506
Voltronic Power Technology Corp	28,457	1,595,087
Walsin Lihwa Corp	1,235,171	912,671
		10,389,094
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,271,953	1,196,499
Machinery - 0.0%
C Sun Manufacturing Ltd (c)	43,943	250,714
Hiwin Technologies Corp	123,527	1,086,466
Kaori Heat Treatment Co Ltd	35,318	309,500
Kenmec Mechanical Engineering Co Ltd	94,569	238,633
Kinik Co	48,031	432,531
Shin Zu Shing Co Ltd	70,908	448,838
Sunonwealth Electric Machine Industry Co Ltd	110,732	322,600
Waffer Technology Corp	77,730	139,717
		3,228,999
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	442,637	2,726,657
U-Ming Marine Transport Corp	205,333	355,814
Wan Hai Lines Ltd	303,804	691,701
Wisdom Marine Lines Co Ltd	192,641	362,456
Yang Ming Marine Transport Corp	750,709	1,529,755
		5,666,383
Passenger Airlines - 0.0%
China Airlines Ltd	1,304,085	1,017,671
Eva Airways Corp	1,181,722	1,692,058
		2,709,729
Professional Services - 0.0%
Sporton International Inc	44,190	269,999
Transportation Infrastructure - 0.0%
Evergreen International Storage & Transport Corp	235,047	213,322
Taiwan High Speed Rail Corp	778,401	642,174
		855,496
TOTAL INDUSTRIALS		29,110,562

Information Technology - 4.3%
Communications Equipment - 0.1%
Accton Technology Corp	218,289	4,978,052
Arcadyan Technology Corp	83,239	446,950
Ezconn Corp (c)	23,000	428,617
LuxNet Corp	53,377	386,200
Sercomm Corp	134,072	504,086
Wistron NeWeb Corp	168,271	717,688
		7,461,593
Electronic Equipment, Instruments & Components - 0.6%
Ability Opto-Electronics Technology Co Ltd	34,296	206,221
Asia Optical Co Inc	119,984	564,041
AUO Corp	2,869,846	1,228,084
Chang Wah Electromaterials Inc	172,663	226,972
Channel Well Technology Co Ltd	126,402	297,240
Cheng Uei Precision Industry Co Ltd	149,896	307,427
Chin-Poon Industrial Co Ltd	210,059	228,085
Chroma ATE Inc	166,390	1,860,830
Co-Tech Development Corp	128,984	209,470
Compeq Manufacturing Co Ltd	434,996	902,692
Coretronic Corp	114,402	276,679
Delta Electronics Inc	840,992	10,882,517
Dynamic Holding Co Ltd	108,314	187,363
Dynapack International Technology Corp (c)	73,000	449,782
E Ink Holdings Inc	373,031	3,109,443
Elite Material Co Ltd	126,424	2,304,616
FLEXium Interconnect Inc	156,595	301,656
Fositek Corp	20,734	439,330
Foxconn Technology Co Ltd	403,424	949,185
General Interface Solution Holding Ltd (c)	139,852	219,657
Genius Electronic Optical Co Ltd	36,938	496,470
Global Brands Manufacture Ltd	139,852	277,400
Gold Circuit Electronics Ltd	138,353	902,928
Hannstar Board Corp	134,548	211,411
HannStar Display Corp (c)	1,157,127	280,077
Hon Hai Precision Industry Co Ltd	5,389,230	28,577,876
I Chiun Precision Industry Co Ltd (c)	112,000	347,033
Innolux Corp	3,291,555	1,384,687
Iteq Corp	107,731	236,580
Largan Precision Co Ltd	43,075	3,534,982
Lotes Co Ltd	36,385	2,035,879
Nan Ya Printed Circuit Board Corp	101,821	414,465
Pan-International Industrial Corp	250,122	304,063
Primax Electronics Ltd	205,443	505,278
Promate Electronic Co Ltd	112,865	263,605
Scientech Corp	22,450	248,203
Simplo Technology Co Ltd	74,415	897,141
Sinbon Electronics Co Ltd	101,799	804,132
Solomon Technology Corp (c)	54,000	226,596
Supreme Electronics Co Ltd	238,201	431,956
Synnex Technology International Corp	545,100	1,163,509
Taiwan Surface Mounting Technology Corp	118,182	369,931
Taiwan Union Technology Corp	104,578	514,129
Test Research Co Ltd	74,415	278,956
Tong Hsing Electronic Industries Ltd	97,930	368,847
TPK Holding Co Ltd (c)	217,716	245,934
Tripod Technology Corp	198,751	1,157,627
Txc Corp	140,918	415,419
Unimicron Technology Corp	595,254	2,464,971
Unitech Printed Circuit Board Corp (c)	283,852	259,117
Universal Microwave Technology Inc (c)	31,000	420,553
Wah Lee Industrial Corp	82,283	285,697
Walsin Technology Corp	142,862	396,678
Wpg Holding Co Ltd	697,795	1,480,057
WT Microelectronics Co Ltd	296,681	993,239
Yageo Corp	175,782	2,833,212
Zhen Ding Technology Holding Ltd	291,726	1,037,717
		82,217,645
IT Services - 0.0%
Systex Corp	91,019	353,227
Semiconductors & Semiconductor Equipment - 3.2%
ADATA Technology Co Ltd	135,464	311,164
Advanced Wireless Semiconductor Co	66,503	188,697
Airoha Technology Corp	15,670	315,395
Alchip Technologies Ltd	34,274	3,166,491
Andes Technology Corp (c)	23,516	270,958
AP Memory Technology Corp	47,097	427,079
Ardentec Corp	201,465	417,818
ASE Technology Holding Co Ltd	1,431,234	7,377,550
ASMedia Technology Inc	16,736	1,003,108
ASPEED Technology Inc	12,714	1,331,682
Chang Wah Technology Co Ltd	203,289	209,091
Chipbond Technology Corp	273,056	526,449
ChipMOS Technologies Inc	339,977	323,135
Elan Microelectronics Corp	135,693	606,499
Elite Advanced Laser Corp (c)	65,000	644,856
Elite Semiconductor Microelectronics Technology Inc	156,314	283,155
eMemory Technology Inc	27,406	2,686,287
Ennostar Inc	288,308	403,602
Episil Technologies Inc (c)	137,131	182,973
Etron Technology Inc (c)	184,296	177,396
Everlight Electronics Co Ltd	162,235	402,551
Faraday Technology Corp	101,151	665,603
Fitipower Integrated Technology Inc	47,638	322,901
FocalTech Systems Co Ltd	105,887	242,699
Foxsemicon Integrated Technology Inc	39,141	359,095
Gallant Precision Machine Co Ltd (c)	65,000	195,466
Global Mixed Mode Technology Inc	34,318	233,463
Global Unichip Corp	38,185	1,503,612
Globalwafers Co Ltd	114,512	1,171,984
Grand Process Technology Corp	8,802	385,284
Greatek Electronics Inc	164,544	305,540
Gudeng Precision Industrial Co Ltd	30,511	432,496
ITE Technology Inc	79,349	337,387
Jentech Precision Industrial Co Ltd	36,913	1,517,134
King Yuan Electronics Co Ltd	477,719	1,587,608
Kinsus Interconnect Technology Corp	129,226	373,812
LandMark Optoelectronics Corp	37,000	577,867
M31 Technology Corp	11,562	219,859
Machvision Inc	20,494	226,033
Macronix International Co Ltd	842,033	485,727
Marketech International Corp	52,009	232,889
Materials Analysis Technology Inc	33,207	244,485
MediaTek Inc	657,955	28,297,390
MPI Corp	37,207	961,459
Nanya Technology Corp (c)	556,486	496,892
Novatek Microelectronics Corp	248,650	3,880,580
Nuvoton Technology Corp	96,799	265,304
Orient Semiconductor Electronics Ltd	216,817	216,216
Pan Jit International Inc	168,456	242,340
Parade Technologies Ltd	34,274	720,644
Phison Electronics Corp	72,481	1,024,235
Phoenix Silicon International Corp (c)	83,000	302,078
Pixart Imaging Inc	62,547	452,614
Powerchip Semiconductor Manufacturing Corp (c)	1,403,402	840,180
Powertech Technology Inc	301,572	1,039,519
Radiant Opto-Electronics Corp	195,861	1,182,848
Raydium Semiconductor Corp	31,775	369,963
Realtek Semiconductor Corp	211,443	3,458,613
RichWave Technology Corp (c)	38,459	229,533
SDI Corp	64,591	178,601
Sigurd Microelectronics Corp	202,553	426,227
Silicon Integrated Systems Corp	167,744	308,952
Sino-American Silicon Products Inc	215,355	758,129
Sitronix Technology Corp	56,899	357,334
Sunplus Technology Co Ltd (c)	248,716	210,426
Taiwan Mask Corp	140,909	205,267
Taiwan Semiconductor Co Ltd	126,292	200,278
Taiwan Semiconductor Manufacturing Co Ltd	10,661,148	353,339,441
Taiwan-Asia Semiconductor Corp	232,531	190,841
Topco Scientific Co Ltd	78,689	684,952
United Microelectronics Corp	4,872,575	5,769,016
United Renewable Energy Co Ltd/Taiwan (c)	729,720	220,154
UPI Semiconductor Corp	35,318	232,918
Vanguard International Semiconductor Corp	459,672	1,308,436
Via Technologies Inc	113,173	319,125
VisEra Technologies Co Ltd	51,987	504,027
Visual Photonics Epitaxy Co Ltd	79,437	386,720
Wafer Works Corp	483,138	358,864
Win Semiconductors Corp (c)	153,232	476,570
Winbond Electronics Corp (c)	1,446,530	623,535
WinWay Technology Co Ltd	11,736	422,574
XinTec Inc	73,305	456,562
ZillTek Technology Corp	18,670	171,531
		444,967,768
Software - 0.0%
Insyde Software Corp	18,000	215,520
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	1,276,834	1,424,236
Advantech Co Ltd	206,256	2,345,032
Asia Vital Components Co Ltd	141,113	2,359,511
Asustek Computer Inc	305,462	5,521,788
AURAS Technology Co Ltd	30,450	560,743
Catcher Technology Co Ltd	266,276	1,588,165
Chenbro Micom Co Ltd	28,406	222,452
Chenming Electronic Technology Corp (c)	61,000	255,211
Chicony Electronics Co Ltd	283,442	1,303,501
Clevo Co	162,500	249,796
Compal Electronics Inc	1,813,484	1,986,346
Ennoconn Corp	50,865	435,068
Getac Holdings Corp	182,191	651,205
Gigabyte Technology Co Ltd	241,223	1,811,290
HTC Corp (c)	321,197	567,974
Innodisk Corp	41,608	255,841
Inventec Corp	1,174,683	1,719,661
JPC connectivity Inc (c)	42,000	168,888
King Slide Works Co Ltd	25,472	1,145,830
Kinpo Electronics	496,156	369,053
Lite-On Technology Corp	913,472	2,968,927
Micro-Star International Co Ltd	318,308	1,730,183
Mitac Holdings Corp	378,151	820,396
Pegatron Corp	864,530	2,498,052
Qisda Corp	689,549	722,502
Quanta Computer Inc	1,167,969	9,195,892
Quanta Storage Inc	94,063	284,767
Transcend Information Inc	99,843	259,520
Wistron Corp	1,190,639	3,880,525
Wiwynn Corp	48,097	3,148,785
		50,451,140
TOTAL INFORMATION TECHNOLOGY		585,666,893

Materials - 0.2%
Chemicals - 0.2%
Allied Supreme Corp	23,915	208,354
China Petrochemical Development Corp (c)	1,662,605	373,588
China Steel Chemical Corp	91,063	254,268
Eternal Materials Co Ltd	439,950	374,576
Formosa Chemicals & Fibre Corp	1,525,758	1,290,586
Formosa Plastics Corp	1,653,094	1,803,540
Grand Pacific Petrochemical (c)	574,481	195,915
International CSRC Investment Holdings Co (c)	557,207	213,613
Nan Pao Resins Chemical Co Ltd	29,516	287,225
Nan Ya Plastics Corp	2,246,496	2,181,150
Shinkong Synthetic Fibers Corp	670,804	305,324
Shiny Chemical Industrial Co Ltd	58,836	274,215
Sinon Corp	223,606	300,493
Solar Applied Materials Technology Corp	238,364	431,058
Taiwan Fertilizer Co Ltd	286,506	451,064
TSRC Corp	405,965	250,170
		9,195,139
Construction Materials - 0.0%
Asia Cement Corp	1,010,347	1,249,218
Goldsun Building Materials Co Ltd	373,975	499,705
TCC Group Holdings Co Ltd	2,926,813	2,809,393
		4,558,316
Containers & Packaging - 0.0%
Cheng Loong Corp	436,062	254,939
Taiwan Hon Chuan Enterprise Co Ltd	125,966	613,006
		867,945
Metals & Mining - 0.0%
Century Iron & Steel Industrial Co Ltd	81,349	392,485
China Steel Corp	5,083,785	3,089,745
Chung Hung Steel Corp	516,983	301,551
EVERGREEN Steel Corp	87,349	232,373
Feng Hsin Steel Co Ltd	193,663	389,935
Gloria Material Technology Corp	247,386	361,375
Hsin Kuang Steel Co Ltd	150,138	213,742
TA Chen Stainless Pipe	767,252	788,189
Tung Ho Steel Enterprise Corp	216,196	443,862
Yieh Phui Enterprise Co Ltd	545,653	254,365
		6,467,622
Paper & Forest Products - 0.0%
YFY Inc	583,540	526,266
TOTAL MATERIALS		21,615,288

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Advancetek Enterprise Co Ltd	133,000	329,170
Cathay Real Estate Development Co Ltd	277,484	192,713
Chong Hong Construction Co Ltd	90,865	229,684
Da-Li Development Co Ltd	132,000	167,522
Delpha Construction Co Ltd	174,905	207,614
Farglory Land Development Co Ltd	108,446	244,195
Highwealth Construction Corp	590,765	757,419
Hiyes International Co Ltd	30,000	159,001
Huaku Development Co Ltd	118,503	396,639
Kindom Development Co Ltd	189,355	290,537
Ruentex Development Co Ltd	677,967	858,707
Sakura Development Co Ltd	142,942	229,596
Yungshin Construction & Development Co Ltd	32,000	121,221
		4,184,018
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
J&V Energy Technology Co Ltd	31,000	159,202
Shinfox Energy Co Ltd	53,350	182,583
Taiwan Cogeneration Corp	278,583	343,817
		685,602
TOTAL TAIWAN		763,448,020
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (c)	363,944	428,691
THAILAND - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL (c)	1,596,389	550,645
True Corp PCL depository receipt (c)	3,143,794	1,084,393
		1,635,038
Media - 0.0%
Plan B Media Pcl depository receipt	1,180,630	251,242
VGI PCL depository receipt	5,405,000	482,648
		733,890
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	172,266	1,443,611
Advanced Info Service PCL depository receipt	350,936	2,940,890
Intouch Holdings PCL	268,294	770,508
Intouch Holdings PCL depository receipt	288,797	829,392
		5,984,401
TOTAL COMMUNICATION SERVICES		8,353,329

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Sri Trang Agro-Industry PCL depository receipt	489,223	226,059
Broadline Retail - 0.0%
Central Retail Corp Pcl	553,920	541,449
Hotels, Restaurants & Leisure - 0.0%
Central Plaza Hotel PCL depository receipt	263,691	219,895
Minor International PCL	331,628	234,629
Minor International PCL depository receipt	1,255,010	887,929
		1,342,453
Specialty Retail - 0.0%
Com7 Pcl depository receipt	584,199	378,002
Home Product Center PCL	1,284,845	330,845
Home Product Center PCL depository receipt	1,525,641	392,851
PTT Oil & Retail Business PCL	552,348	188,948
PTT Oil & Retail Business PCL depository receipt	967,955	331,121
Siam Global House PCL depository receipt	878,002	258,251
		1,880,018
TOTAL CONSUMER DISCRETIONARY		3,989,979

Consumer Staples - 0.1%
Beverages - 0.0%
Carabao Group PCL depository receipt	197,815	411,493
Osotspa PCL depository receipt	708,223	338,540
		750,033
Consumer Staples Distribution & Retail - 0.1%
Berli Jucker PCL depository receipt	622,400	408,927
CP ALL PCL	1,101,858	1,691,052
CP ALL PCL depository receipt	1,479,717	2,270,964
CP AXTRA PCL depository receipt	1,009,457	795,017
		5,165,960
Food Products - 0.0%
Charoen Pokphand Foods PCL	675,511	438,796
Charoen Pokphand Foods PCL depository receipt	1,158,887	752,786
I-TAIL Corp PCL	444,366	222,920
Thai Union Group PCL	793,405	280,823
		1,695,325
TOTAL CONSUMER STAPLES		7,611,318

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Bangchak Corp PCL depository receipt	422,703	428,852
Banpu PCL depository receipt	3,972,314	585,132
Energy Earth PCL (c)(f)	7,600	0
IRPC PCL depository receipt	6,956,295	231,928
PTT Exploration & Production PCL	306,782	1,151,412
PTT Exploration & Production PCL depository receipt	314,656	1,180,964
PTT PCL	2,300,916	2,140,009
PTT PCL depository receipt	2,084,511	1,938,738
Star Petroleum Refining PCL depository receipt	1,126,238	175,681
Thai Oil PCL	263,227	201,777
Thai Oil PCL depository receipt	309,064	236,914
		8,271,407
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL depository receipt	284,851	1,350,049
Krung Thai Bank PCL	395,497	267,407
Krung Thai Bank PCL depository receipt	1,273,451	861,016
SCB X PCL	175,618	648,721
SCB X PCL depository receipt	218,381	806,684
Tisco Financial Group PCL depository receipt	142,523	419,540
TMBThanachart Bank PCL depository receipt	12,950,416	757,193
		5,110,610
Consumer Finance - 0.0%
Krungthai Card PCL	241,151	360,953
Krungthai Card PCL depository receipt	242,766	363,370
Muangthai Capital PCL	191,001	245,851
Ngern Tid Lor PCL depository receipt	724,818	354,087
Srisawad Corp PCL	199,811	217,326
		1,541,587
Insurance - 0.0%
Thai Life Insurance PCL	1,509,800	467,742
TOTAL FINANCIALS		7,119,939

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	691,262	290,582
Bangkok Dusit Medical Services PCL	1,679,144	1,165,747
Bangkok Dusit Medical Services PCL depository receipt	3,219,053	2,234,829
Bumrungrad Hospital Pcl	91,133	483,876
Bumrungrad Hospital Pcl depository receipt	176,578	937,551
Chularat Hospital PCL depository receipt	3,571,279	230,184
		5,342,769
Pharmaceuticals - 0.0%
Mega Lifesciences PCL depository receipt	244,317	227,653
TOTAL HEALTH CARE		5,570,422

Industrials - 0.0%
Construction & Engineering - 0.0%
CH Karnchang PCL	380,045	185,327
Electrical Equipment - 0.0%
STARK Corp PCL (c)(f)	4,002,200	1,184
Ground Transportation - 0.0%
BTS Group Holdings PCL (c)	1,485,851	268,621
BTS Group Holdings PCL depository receipt (c)	3,081,834	558,272
		826,893
Passenger Airlines - 0.0%
Thai Airways International PCL (c)(f)	126,000	0
Transportation Infrastructure - 0.0%
Airports of Thailand PCL depository receipt	1,906,028	3,105,096
Bangkok Expressway & Metro PCL	2,692,438	536,269
		3,641,365
TOTAL INDUSTRIALS		4,654,769

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cal-Comp Electronics Thailand PCL depository receipt (c)	1,501,900	336,515
Delta Electronics Thailand PCL	577,529	2,136,590
Delta Electronics Thailand PCL depository receipt	776,687	2,873,382
KCE Electronics PCL	221,476	142,991
		5,489,478
Materials - 0.0%
Chemicals - 0.0%
PTT Global Chemical PCL	396,494	251,002
PTT Global Chemical PCL depository receipt	659,106	417,251
TOA Paint Thailand PCL depository receipt	399,604	143,015
		811,268
Construction Materials - 0.0%
Siam Cement PCL/The	163,786	743,527
Siam Cement PCL/The depository receipt	185,275	841,080
		1,584,607
TOTAL MATERIALS		2,395,875

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Amata Corp PCL depository receipt	444,388	328,413
AP Thailand PCL depository receipt	1,551,605	363,935
Central Pattana PCL	480,405	750,075
Central Pattana PCL depository receipt	452,185	706,014
Land & Houses PCL	1,558,997	211,639
Land & Houses PCL depository receipt	3,139,358	426,180
MBK PCL depository receipt	685,830	368,662
Quality Houses PCL depository receipt	6,193,471	313,065
Sansiri PCL depository receipt	9,011,607	455,158
Supalai PCL	373,468	185,271
WHA Corp PCL	1,644,189	230,681
WHA Corp PCL depository receipt	2,481,180	348,111
		4,687,204
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL	79,217	261,080
Energy Absolute PCL depository receipt	2,796,800	253,933
Energy Absolute PCL warrants 12/31/2028 (c)	308,900	5,197
Gulf Energy Development PCL	158,829	270,043
Gulf Energy Development PCL depository receipt	1,150,567	1,956,212
Ratch Group PCL depository receipt	608,892	512,120
		3,258,585
TOTAL THAILAND		61,402,305
TURKEY - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	539,666	1,627,493
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	834	220,335
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	32,508	842,962
Tofas Turk Otomobil Fabrikasi AS	64,307	399,169
		1,242,131
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	907,445	344,039
Dogus Otomotiv Servis ve Ticaret AS	43,924	230,494
		574,533
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	915,176	294,631
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)(e)	155,773	308,763
		603,394
TOTAL CONSUMER DISCRETIONARY		2,640,393

Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	93,539	421,177
Coca-Cola Icecek AS	389,472	619,870
		1,041,047
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	199,781	3,065,387
Migros Ticaret AS	43,968	717,565
Sok Marketler Ticaret AS	180,989	196,412
		3,979,364
Food Products - 0.0%
Ulker Biskuvi Sanayi AS (c)	98,517	331,456
TOTAL CONSUMER STAPLES		5,351,867

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	433,882	1,709,129
Financials - 0.1%
Banks - 0.1%
Akbank TAS	1,371,513	2,481,295
Haci Omer Sabanci Holding AS	476,798	1,328,827
Turkiye Is Bankasi AS Class C	3,842,560	1,517,932
Yapi ve Kredi Bankasi AS	1,499,696	1,285,265
		6,613,319
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	280,157	349,363
Financial Services - 0.0%
Turkiye Sinai Kalkinma Bankasi AS (c)	1,409,192	535,053
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi (c)	111,647	344,174
Turkiye Sigorta AS	922,592	461,743
		805,917
TOTAL FINANCIALS		8,303,652

Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (c)(d)(e)	32,459	354,968
Industrials - 0.2%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	641,812	1,588,180
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS	662,580	350,835
Construction & Engineering - 0.0%
Kontrolmatik Enerji Ve Muhendislik AS	163,761	163,828
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	188,175	617,359
Industrial Conglomerates - 0.1%
Alarko Holding AS	112,858	270,926
KOC Holding AS	336,122	1,592,220
Turkiye Sise ve Cam Fabrikalari AS	665,082	705,433
		2,568,579
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S.	20,788	238,789
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS	105,502	690,195
Turk Hava Yollari AO (c)	244,992	2,166,605
		2,856,800
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (c)	89,547	693,863
TOTAL INDUSTRIALS		9,078,233

Information Technology - 0.0%
Software - 0.0%
MIA Teknoloji AS (c)	174,764	181,174
Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (c)	4,227,434	425,748
Petkim Petrokimya Holding AS (c)	620,217	302,622
Sasa Polyester Sanayi AS	5,034,337	514,034
		1,242,404
Construction Materials - 0.0%
Baticim Bati Anadolu Cimento Sanayii AS	1,839,571	224,268
Cimsa Cimento Sanayi VE Ticaret AS	283,497	421,941
Nuh Cimento Sanayi AS	34,363	265,306
Oyak Cimento Fabrikalari AS	699,351	473,319
		1,384,834
Metals & Mining - 0.0%
Eldorado Gold Corp (c)	91,116	1,386,787
Eregli Demir ve Celik Fabrikalari TAS	1,293,380	809,687
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (c)	541,326	412,278
Turk Altin Isletmeleri AS (c)	545,540	343,652
		2,952,404
TOTAL MATERIALS		5,579,642

Real Estate - 0.0%
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (c)	1,003,731	427,587
Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (d)(e)	157,287	268,981
TOTAL TURKEY		35,523,119
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	1,513,188	7,044,694
Space42 PLC (c)	820,066	455,462
		7,500,156
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	1,318,127	843,331
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,480,260	1,450,821
TOTAL CONSUMER DISCRETIONARY		2,294,152

Consumer Staples - 0.0%
Food Products - 0.0%
Agthia Group PJSC	192,622	323,567
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,401,307	2,060,156
Oil, Gas & Consumable Fuels - 0.0%
Dana Gas PJSC (c)	3,375,140	698,359
TOTAL ENERGY		2,758,515

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	1,315,183	4,289,594
Abu Dhabi Islamic Bank PJSC	654,074	2,777,951
Ajman Bank PJSC (c)	689,805	319,263
Dubai Islamic Bank PJSC	1,329,435	2,786,962
Emirates NBD Bank PJSC	826,055	4,689,086
First Abu Dhabi Bank PJSC	1,920,672	7,603,102
		22,465,958
Capital Markets - 0.0%
Dubai Financial Market PJSC	1,041,838	416,956
TOTAL FINANCIALS		22,882,914

Health Care - 0.0%
Health Care Providers & Services - 0.0%
NMC Health PLC (c)(f)	17,953	0
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aramex PJSC (c)	444,369	342,376
Commercial Services & Supplies - 0.0%
Parkin Co PJSC	443,746	532,778
Industrial Conglomerates - 0.0%
Dubai Investments PJSC	1,111,167	656,466
Multiply Group PJSC (c)	1,636,855	940,299
		1,596,765
Marine Transportation - 0.0%
Gulf Navigation Holding PJSC (c)	235,407	338,397
Passenger Airlines - 0.0%
Air Arabia PJSC	1,242,883	1,045,591
TOTAL INDUSTRIALS		3,855,907

Information Technology - 0.0%
Software - 0.0%
Phoenix Group PLC	552,346	181,957
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	1,686,989	3,513,556
Emaar Properties PJSC	2,873,662	10,561,914
		14,075,470
Utilities - 0.0%
Water Utilities - 0.0%
Emirates Central Cooling Systems Corp	1,033,324	492,320
TOTAL UNITED ARAB EMIRATES		54,364,958
UNITED KINGDOM - 7.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
BT Group PLC (b)	2,791,974	4,912,250
Gamma Communications PLC	43,030	713,861
		5,626,111
Interactive Media & Services - 0.1%
Auto Trader Group PLC (d)(e)	382,666	3,727,113
MONY Group PLC	238,091	572,705
Rightmove PLC	339,659	2,819,133
Trustpilot Group PLC (c)(d)(e)	169,129	698,311
		7,817,262
Media - 0.1%
4imprint Group PLC	12,486	933,528
Future PLC	47,861	545,658
Informa PLC	565,911	6,079,295
ITV PLC	1,537,142	1,413,227
Next 15 Group PLC	42,662	179,320
WPP PLC	464,233	4,413,072
YouGov PLC (b)	53,871	257,827
		13,821,927
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	9,504,914	8,097,671
TOTAL COMMUNICATION SERVICES		35,362,971

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
AB Dynamics PLC	9,526	201,973
Dowlais Group PLC	610,817	545,293
		747,266
Broadline Retail - 0.1%
B&M European Value Retail SA	439,128	1,764,643
Next PLC	51,278	6,327,441
Pepco Group NV (b)(c)(d)	81,923	347,621
Thg PLC (c)	320,122	162,419
		8,602,124
Distributors - 0.0%
Inchcape PLC	155,255	1,299,380
Diversified Consumer Services - 0.0%
Auction Technology Group PLC (b)(c)	49,336	378,041
Pearson PLC	260,992	4,330,063
Photo-Me International PLC	134,889	357,912
		5,066,016
Hotels, Restaurants & Leisure - 0.4%
Compass Group PLC	727,834	25,077,079
Deliveroo PLC Class A (c)(d)(e)	482,424	785,381
Domino's Pizza Group PLC (b)	162,221	604,218
Entain PLC	266,079	2,331,813
Greggs PLC	44,477	1,186,764
Hollywood Bowl Group PLC	88,629	308,794
InterContinental Hotels Group PLC	68,425	9,123,885
J D Wetherspoon PLC	42,734	331,162
Just Eat Takeaway.com NV (c)(d)(e)	77,377	941,979
Mitchells & Butlers PLC (c)	122,384	352,805
Playtech Plc (c)	107,108	976,104
SSP Group Plc	355,906	807,557
Trainline PLC (c)(d)(e)	201,937	901,374
Whitbread PLC	77,136	2,690,379
		46,419,294
Household Durables - 0.1%
Barratt Redrow PLC	602,361	3,401,981
Bellway PLC	52,480	1,706,134
Berkeley Group Holdings PLC	44,762	2,141,633
Crest Nicholson Holdings plc	130,767	291,524
Persimmon PLC	140,621	2,207,347
Taylor Wimpey PLC	1,555,772	2,304,097
Vistry Group PLC (c)	139,206	1,033,020
		13,085,736
Leisure Products - 0.0%
Games Workshop Group PLC	14,397	2,599,082
Specialty Retail - 0.1%
AO World PLC (c)	197,962	241,280
Currys PLC (c)	466,324	543,214
Dunelm Group PLC	58,712	719,234
Frasers Group PLC (c)	50,113	395,179
Halfords Group PLC	138,695	243,507
JD Sports Fashion PLC	1,124,469	1,242,537
Kingfisher PLC	788,911	2,396,735
Moonpig Group PLC (c)	151,041	424,180
Pets at Home Group Plc	203,152	569,267
Watches of Switzerland Group PLC (c)(e)	104,561	745,460
WH Smith PLC	58,076	941,150
Wickes Group PLC	157,555	359,839
		8,821,582
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC	156,068	2,280,981
Coats Group PLC	710,932	846,225
Dr Martens PLC (b)	272,089	244,420
		3,371,626
TOTAL CONSUMER DISCRETIONARY		90,012,106

Consumer Staples - 1.4%
Beverages - 0.3%
AG Barr PLC	50,935	385,241
Coca-Cola Europacific Partners PLC	88,164	6,925,282
Diageo PLC	958,818	28,563,615
Fevertree Drinks PLC	48,111	477,223
		36,351,361
Consumer Staples Distribution & Retail - 0.1%
J Sainsbury PLC	763,413	2,408,038
Marks & Spencer Group PLC	884,873	3,665,680
Ocado Group PLC (c)	238,368	893,455
Tesco PLC	2,931,102	13,490,085
		20,457,258
Food Products - 0.1%
Associated British Foods PLC	142,655	3,364,219
Cranswick PLC	23,642	1,477,411
Hilton Food Group PLC	39,998	438,407
Premier Foods PLC	320,046	745,237
Tate & Lyle PLC	171,267	1,396,227
		7,421,501
Household Products - 0.1%
Reckitt Benckiser Group PLC	297,637	19,682,372
Personal Care Products - 0.5%
Unilever PLC	1,069,643	61,265,989
Tobacco - 0.3%
British American Tobacco PLC	858,737	34,071,226
Imperial Brands PLC	344,260	11,611,085
		45,682,311
TOTAL CONSUMER STAPLES		190,860,792

Energy - 0.0%
Energy Equipment & Services - 0.0%
Hunting PLC	71,377	310,636
John Wood Group PLC (b)(c)	297,311	267,077
Subsea 7 SA	98,339	1,627,298
		2,205,011
Oil, Gas & Consumable Fuels - 0.0%
Harbour Energy PLC	257,343	749,518
Serica Energy PLC	140,932	245,511
TORM PLC Series A	25,429	506,579
Yellow Cake PLC (c)(d)(e)	96,349	587,998
		2,089,606
TOTAL ENERGY		4,294,617

Financials - 2.0%
Banks - 1.1%
Barclays PLC	6,273,373	22,991,896
Close Brothers Group PLC (c)	70,228	278,119
HSBC Holdings PLC	7,858,618	82,076,371
Lloyds Banking Group PLC	26,469,362	20,351,392
NatWest Group PLC	3,041,950	16,218,641
Standard Chartered PLC	905,001	12,171,832
		154,088,251
Capital Markets - 0.6%
3i Group PLC	419,257	20,142,518
abrdn plc	807,223	1,548,855
AJ Bell PLC	149,796	830,222
Allfunds Group Plc	162,027	835,055
Alpha Group International PLC (d)	16,713	536,711
Ashmore Group PLC	218,359	460,264
Bridgepoint Group PLC (d)(e)	112,122	529,945
Hargreaves Lansdown PLC	148,131	2,024,936
IG Group Holdings PLC	157,321	1,987,685
Impax Asset Management Group PLC	46,644	127,813
Integrafin Holdings Ltd (d)	134,486	607,801
Intermediate Capital Group PLC	125,948	3,701,061
Investec PLC	274,660	1,769,162
IP Group PLC (c)	484,566	313,625
Jupiter Fund Management PLC	266,359	264,867
London Stock Exchange Group PLC	205,626	30,598,803
Man Group Plc/Jersey	556,709	1,482,686
Molten Ventures PLC (c)	77,327	303,932
Ninety One PLC	159,197	296,675
Polar Capital Holdings PLC	49,212	305,700
Quilter PLC (d)(e)	656,527	1,319,539
Rathbones Group PLC	28,402	610,639
Schroders PLC	350,717	1,539,383
St James's Place PLC	236,179	3,086,516
TP ICAP Group PLC	339,094	1,145,706
XPS Pensions Group PLC (d)	103,504	446,604
		76,816,703
Financial Services - 0.1%
M&G PLC	959,410	2,480,259
OSB Group PLC	167,025	872,695
Paragon Banking Group PLC	94,515	941,615
Wise PLC Class A (c)	288,617	3,986,518
		8,281,087
Insurance - 0.2%
Admiral Group PLC	112,427	3,767,934
Aviva PLC	1,142,897	7,283,781
Beazley PLC	276,224	2,870,067
Direct Line Insurance Group PLC	572,189	1,899,926
Hiscox Ltd	147,138	1,994,030
Just Group PLC	463,622	949,644
Lancashire Holdings Ltd	108,962	876,812
Legal & General Group PLC	2,529,724	7,599,994
Phoenix Group Holdings PLC	309,262	2,003,547
		29,245,735
TOTAL FINANCIALS		268,431,776

Health Care - 0.8%
Biotechnology - 0.0%
Genus PLC	31,104	749,720
Health Care Equipment & Supplies - 0.1%
Advanced Medical Solutions Group PLC (b)	105,384	273,091
ConvaTec Group PLC (d)(e)	716,669	2,194,837
Smith & Nephew PLC	378,061	4,794,241
		7,262,169
Health Care Providers & Services - 0.0%
CVS Group PLC	34,425	418,299
Spire Healthcare Group PLC (d)(e)	146,150	424,035
		842,334
Health Care Technology - 0.0%
Craneware PLC	14,019	330,261
Life Sciences Tools & Services - 0.0%
Oxford Nanopore Technologies PLC (b)(c)	254,243	459,614
Pharmaceuticals - 0.7%
Astrazeneca PLC	670,309	94,095,051
Indivior PLC (c)	49,424	586,764
		94,681,815
TOTAL HEALTH CARE		104,325,913

Industrials - 1.3%
Aerospace & Defense - 0.5%
Babcock International Group PLC	113,334	756,013
BAE Systems PLC	1,303,949	19,710,804
Chemring Group PLC	131,296	519,312
Melrose Industries PLC	559,614	4,254,783
QinetiQ Group PLC	234,413	1,083,538
Rolls-Royce Holdings PLC (c)	3,674,491	27,397,572
		53,722,022
Air Freight & Logistics - 0.0%
International Distribution Services PLC	267,440	1,209,673
Building Products - 0.0%
Genuit Group PLC	121,482	589,699
Volution Group PLC	93,772	619,708
		1,209,407
Commercial Services & Supplies - 0.1%
Johnson Service Group PLC	224,608	378,748
Mitie Group PLC	641,606	930,767
Renewi PLC	41,329	410,976
Rentokil Initial PLC	1,092,566	5,350,895
Serco Group PLC	462,442	891,035
		7,962,421
Construction & Engineering - 0.0%
Balfour Beatty PLC	233,824	1,348,700
Keller Group PLC	31,586	538,106
Kier Group PLC	218,328	405,516
Morgan Sindall Group PLC	20,544	938,662
Renew Holdings PLC	40,538	367,926
		3,598,910
Electrical Equipment - 0.0%
DiscoverIE Group PLC	44,671	356,696
Volex PLC (b)	70,095	252,041
		608,737
Ground Transportation - 0.0%
Firstgroup PLC	297,484	601,595
Zigup PLC	109,540	417,642
		1,019,237
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	1,142,800	5,754,792
DCC PLC	42,589	2,957,142
Smiths Group PLC	147,281	3,772,799
		12,484,733
Machinery - 0.1%
Bodycote PLC	85,585	682,331
IMI PLC	109,996	2,744,047
Morgan Advanced Materials PLC	146,150	496,519
Rotork PLC	371,359	1,608,805
Spirax Group PLC	31,951	3,206,919
Vesuvius PLC	97,922	498,402
Weir Group PLC/The	111,688	3,359,573
		12,596,596
Marine Transportation - 0.0%
Clarkson PLC	12,786	678,524
Passenger Airlines - 0.0%
easyJet PLC	132,125	838,440
JET2 PLC	80,178	1,522,008
		2,360,448
Professional Services - 0.3%
Hays PLC	730,570	697,945
Intertek Group PLC	69,508	4,403,950
Learning Technologies Group PLC	280,702	318,111
Pagegroup PLC	146,281	594,181
RELX PLC	802,063	39,827,630
Rws Holdings PLC	136,043	231,766
SThree PLC	71,798	228,341
		46,301,924
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	188,940	12,430,191
Ashtead Technology Holdings plc	39,554	274,150
Bunzl PLC	144,587	6,181,348
Diploma PLC	58,414	3,296,901
Grafton Group PLC unit	83,453	961,992
Howden Joinery Group PLC	240,101	2,442,639
RS GROUP PLC	207,849	1,676,416
Travis Perkins PLC	97,061	859,270
		28,122,907
TOTAL INDUSTRIALS		171,875,539

Information Technology - 0.1%
Communications Equipment - 0.0%
Spirent Communications PLC (c)	327,601	750,644
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	162,975	6,149,073
Oxford Instruments PLC	27,102	705,679
Renishaw PLC	16,292	728,226
Spectris PLC	43,398	1,633,647
		9,216,625
IT Services - 0.0%
Computacenter PLC	36,413	1,053,766
FDM Group Holdings PLC	54,761	159,220
Kainos Group PLC	40,908	414,905
NCC Group PLC (b)	153,682	272,106
Softcat PLC	54,872	1,091,294
		2,991,291
Semiconductors & Semiconductor Equipment - 0.0%
Alphawave IP Group PLC (b)(c)	155,310	275,758
Software - 0.0%
Bytes Technology Group PLC	107,527	616,218
GB Group PLC	117,074	506,318
Sage Group PLC/The	434,170	7,256,653
		8,379,189
Technology Hardware, Storage & Peripherals - 0.0%
Raspberry PI Ltd (b)(c)	39,364	373,865
TOTAL INFORMATION TECHNOLOGY		21,987,372

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	57,416	2,364,916
Elementis PLC	272,791	533,733
Essentra PLC	146,054	225,641
Johnson Matthey PLC	87,130	1,547,025
Victrex PLC	39,227	482,485
		5,153,800
Construction Materials - 0.0%
Breedon Group PLC	137,965	745,834
Forterra PLC (d)(e)	131,717	261,958
Ibstock PLC (d)(e)	213,513	444,754
Marshalls PLC	112,612	364,428
		1,816,974
Metals & Mining - 0.0%
Anglogold Ashanti Plc	35,241	1,064,631
Anglogold Ashanti Plc (South Africa)	183,062	5,512,152
Greatland Gold PLC (c)	4,091,916	385,591
Hill & Smith PLC	35,866	886,737
		7,849,111
TOTAL MATERIALS		14,819,885

Real Estate - 0.2%
Diversified REITs - 0.0%
British Land Co PLC/The	421,571	1,971,647
Land Securities Group PLC	299,031	2,168,996
LondonMetric Property PLC	914,129	2,112,711
Picton Property Income Ltd	313,861	253,730
		6,507,084
Health Care REITs - 0.0%
Assura PLC	1,360,689	638,068
Primary Health Properties PLC	623,745	728,525
Target Healthcare REIT PLC	334,030	359,080
		1,725,673
Industrial REITs - 0.2%
Segro PLC	544,027	4,839,144
Tritax Big Box REIT PLC	947,107	1,715,679
Urban Logistics REIT PLC	255,801	347,616
Warehouse Reit PLC (d)	272,661	271,810
		7,174,249
Office REITs - 0.0%
Derwent London PLC	40,497	984,662
Great Portland Estates PLC	202,850	725,617
Workspace Group PLC	65,756	382,787
		2,093,066
Real Estate Management & Development - 0.0%
Grainger PLC	317,527	838,585
Savills PLC	62,257	824,415
		1,663,000
Residential REITs - 0.0%
Empiric Student Property PLC	333,275	346,698
Home Reit PLC (c)(f)	386,246	145,779
PRS REIT Plc/The	286,434	392,795
UNITE Group PLC/The	159,352	1,693,266
		2,578,538
Retail REITs - 0.0%
Hammerson PLC	204,742	724,008
Shaftesbury Capital PLC	621,880	958,439
Supermarket Income Reit PLC	606,860	507,900
		2,190,347
Specialized REITs - 0.0%
Big Yellow Group PLC (The)	81,024	959,409
Safestore Holdings PLC	95,755	731,949
		1,691,358
TOTAL REAL ESTATE		25,623,315

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC (b)	471,501	9,498,640
Independent Power and Renewable Electricity Producers - 0.0%
Drax Group PLC	165,867	1,280,223
Multi-Utilities - 0.2%
Centrica PLC	2,210,811	3,906,188
National Grid PLC	2,089,981	25,354,091
Telecom Plus PLC	32,724	678,405
		29,938,684
Water Utilities - 0.1%
Pennon Group PLC	129,569	928,572
Severn Trent PLC	116,574	3,652,528
United Utilities Group PLC	293,336	3,706,340
		8,287,440
TOTAL UTILITIES		49,004,987

TOTAL UNITED KINGDOM		976,599,273
UNITED STATES - 5.8%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (c)	66,318	36,378,739
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
TI Fluid Systems PLC (d)(e)	171,758	415,277
Automobiles - 0.1%
Stellantis NV (Italy)	848,038	11,403,380
Hotels, Restaurants & Leisure - 0.0%
Carnival PLC (c)	59,379	1,488,702
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares	15,598	745,905
TOTAL CONSUMER DISCRETIONARY		14,053,264

Consumer Staples - 0.8%
Food Products - 0.7%
JBS S/A	338,284	2,051,451
Nestle SA	1,130,471	96,022,923
		98,074,374
Personal Care Products - 0.1%
Haleon PLC	3,722,513	17,351,435
TOTAL CONSUMER STAPLES		115,425,809

Energy - 0.9%
Energy Equipment & Services - 0.0%
Tenaris SA	177,659	3,357,613
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	6,981,628	36,118,024
Diversified Energy Co PLC (d)	22,675	367,460
Energy Fuels Inc/Canada (c)	81,569	430,477
Shell PLC	2,677,696	87,921,487
		124,837,448
TOTAL ENERGY		128,195,061

Financials - 0.2%
Financial Services - 0.0%
Burford Capital Ltd	86,812	1,229,228
Insurance - 0.2%
Swiss Re AG	130,188	19,926,662
TOTAL FINANCIALS		21,155,890

Health Care - 2.5%
Biotechnology - 0.3%
CSL Ltd	208,676	36,026,417
Legend Biotech Corp ADR (c)	32,619	1,242,784
		37,269,201
Health Care Equipment & Supplies - 0.1%
Alcon AG	215,362	19,796,988
Inmode Ltd (c)	32,297	555,831
		20,352,819
Life Sciences Tools & Services - 0.0%
PolyPeptide Group AG (c)(d)(e)	7,577	213,396
QIAGEN NV	93,627	4,166,333
		4,379,729
Pharmaceuticals - 2.1%
Bausch Health Cos Inc (c)	122,881	913,006
GSK PLC	1,788,360	31,152,510
Novartis AG	849,869	88,961,596
Roche Holding AG	298,631	93,881,221
Roche Holding AG	18,625	6,204,584
Sanofi SA	492,929	53,572,510
		274,685,427
TOTAL HEALTH CARE		336,687,176

Industrials - 0.7%
Aerospace & Defense - 0.0%
MDA Space Ltd (c)	48,118	763,478
Building Products - 0.0%
Reliance Worldwide Corp Ltd	351,105	1,169,054
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	98,775	4,261,322
Construction & Engineering - 0.1%
Ferrovial SE	205,056	8,806,819
Electrical Equipment - 0.5%
Schneider Electric SE	236,082	59,876,247
Signify NV (d)(e)	57,661	1,250,186
		61,126,433
Professional Services - 0.1%
Experian PLC	395,053	19,460,185
Fiverr International Ltd (b)(c)	14,675	453,017
		19,913,202
TOTAL INDUSTRIALS		96,040,308

Information Technology - 0.1%
Software - 0.1%
Bitdeer Technologies Group Class A (b)(c)	17,551	325,044
CyberArk Software Ltd (c)	18,971	7,037,862
Monday.com Ltd (c)	16,209	4,140,751
Riskified Ltd Class A (c)	45,141	232,024
Sinch AB (c)(d)(e)	297,252	632,959
		12,368,640
Materials - 0.2%
Construction Materials - 0.2%
GCC SAB de CV	77,722	722,235
Holcim AG	224,471	22,497,386
James Hardie Industries PLC depository receipt (c)	185,879	6,247,595
RHI Magnesita NV	8,401	367,177
Titan Cement International SA (Greece)	17,957	851,327
		30,685,720
Metals & Mining - 0.0%
Sims Ltd	74,716	606,746
TOTAL MATERIALS		31,292,466

TOTAL UNITED STATES		791,597,353
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	307,913	3,853,812
TOTAL COMMON STOCKS (Cost $11,861,319,073)		13,364,439,045

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	192,722	1,897,429
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	18,403	1,404,163
Dr Ing hc F Porsche AG (d)(e)	48,540	3,090,504
Porsche Automobil Holding SE	66,006	2,608,611
Volkswagen AG	75,253	7,673,245
		14,776,523
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	65,584	5,730,063
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Draegerwerk AG & Co KGaA	5,762	339,522
Life Sciences Tools & Services - 0.0%
Sartorius AG	11,400	3,311,381
TOTAL HEALTH CARE		3,650,903

Industrials - 0.0%
Machinery - 0.0%
Jungheinrich AG	25,463	659,326
Materials - 0.0%
Chemicals - 0.0%
FUCHS SE	30,710	1,399,865
Construction Materials - 0.0%
STO SE & Co KGaA	1,511	179,323
TOTAL MATERIALS		1,579,188

TOTAL GERMANY		26,396,003
ITALY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Danieli & C Officine Meccaniche SpA	24,030	486,110
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	5,934	652,016
Hyundai Motor Co Series 2	23,923	2,713,537
		3,365,553
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	361,008	10,562,174
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	7,035	667,427
TOTAL KOREA (SOUTH)		14,595,154
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (c)(f)	1,961,555	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $54,431,937)		43,374,696

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (j) (Cost $9,161,604)	4.46	9,183,000	9,164,575

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.37	270,040,523	270,094,531
Fidelity Securities Lending Cash Central Fund (k)(l)	4.37	119,996,700	120,008,700
TOTAL MONEY MARKET FUNDS (Cost $390,103,231)			390,103,231

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $12,315,015,845)	13,807,081,547
NET OTHER ASSETS (LIABILITIES) - (0.6)% (h)	(82,933,596)
NET ASSETS - 100.0%	13,724,147,951

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,614	Mar 2025	191,299,350	7,782,665	7,782,665
ICE MSCI Emerging Markets Index Contracts (United States)	1,619	Mar 2025	88,267,880	1,437,782	1,437,782
TME S&P/TSX 60 Index Contracts (Canada)	115	Mar 2025	24,409,261	818,287	818,287

TOTAL FUTURES CONTRACTS					10,038,734
The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $373,307,095 or 2.7% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $351,824,348 or 2.6% of net assets.

(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Includes $770,627 of cash collateral to cover margin requirements for futures contracts.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,164,579.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	244,219,378	696,857,986	670,982,833	3,670,544	-	-	270,094,531	270,040,523	0.5%
Fidelity Securities Lending Cash Central Fund	135,295,177	154,267,643	169,554,120	549,036	-	-	120,008,700	119,996,700	0.5%
Total	379,514,555	851,125,629	840,536,953	4,219,580	-	-	390,103,231	390,037,223

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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